UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2014 to February 28, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4%
Financial - 47.6%
Bank of America Corp.
4.50% due 04/01/15	$6,860,000	$6,880,821
3.70% due 09/01/15	4,220,000	4,280,679
1.50% due 10/09/15	3,975,000	3,990,022
4.75% due 08/01/15	3,435,000	3,492,632
5.30% due 09/30/15	1,695,000	1,738,284
5.25% due 12/01/15	1,172,000	1,206,947
JPMorgan Chase & Co.
1.10% due 10/15/15	5,798,000	5,814,605
1.88% due 03/20/15	4,382,000	4,385,081
3.40% due 06/24/15	3,091,000	3,118,349
5.15% due 10/01/15	2,986,000	3,061,877
4.75% due 03/01/15	2,316,000	2,316,000
5.25% due 05/01/15	1,490,000	1,501,060
General Electric Capital Corp.
2.25% due 11/09/15	5,554,000	5,621,554
1.63% due 07/02/15	4,455,000	4,474,451
1.00% due 12/11/15	3,206,000	3,221,584
3.50% due 06/29/15	1,747,000	1,764,945
4.88% due 03/04/15	1,729,000	1,729,000
2.38% due 06/30/15	1,443,000	1,452,421
4.38% due 09/21/15	683,000	697,756
Goldman Sachs Group, Inc.
3.70% due 08/01/15	6,363,000	6,439,357
3.30% due 05/03/15	6,071,000	6,098,703
1.60% due 11/23/15	5,735,000	5,771,618
Morgan Stanley
6.00% due 04/28/15	5,964,000	6,012,469
5.38% due 10/15/15	4,200,000	4,318,406
3.45% due 11/02/15	3,219,000	3,276,099
4.00% due 07/24/15	3,202,000	3,244,788
Citigroup, Inc.
4.75% due 05/19/15	2,848,000	2,873,171
4.59% due 12/15/15	2,762,000	2,843,468
2.25% due 08/07/15	1,763,000	1,774,676
2.65% due 03/02/15	1,684,000	1,684,000
4.88% due 05/07/15	1,381,000	1,391,536
4.70% due 05/29/15	1,048,000	1,058,532
Royal Bank of Canada
0.80% due 10/30/15	2,762,000	2,768,408
0.63% due 12/04/15	2,383,000	2,386,930
2.63% due 12/15/15	2,065,000	2,100,378
1.15% due 03/13/15	1,747,000	1,747,377
American Express Credit Corp.
2.75% due 09/15/15	4,363,000	4,415,722
1.75% due 06/12/15	3,547,000	3,560,046
Wells Fargo & Co.
1.50% due 07/01/15	4,511,000	4,528,404
3.63% due 04/15/151	2,862,000	2,872,927
BNP Paribas S.A.
3.25% due 03/11/15	5,787,000	5,790,385
HSBC Finance Corp.
5.00% due 06/30/15	4,354,000	4,416,881
5.25% due 04/15/15	795,000	799,370
Canadian Imperial Bank of Commerce
2.35% due 12/11/15	2,776,000	2,816,807
0.90% due 10/01/15	2,385,000	2,392,002

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Financial - 47.6% (continued)
Bank of Nova Scotia
0.75% due 10/09/15	$3,557,000	$3,563,036
2.05% due 10/07/15	1,556,000	1,571,107
BBVA US Senior SAU
4.66% due 10/09/15	4,750,000	4,858,666
Royal Bank of Scotland Group plc
2.55% due 09/18/15	4,299,000	4,337,970
Royal Bank of Scotland plc
4.88% due 03/16/15	2,300,000	2,303,245
3.95% due 09/21/151	1,921,000	1,953,905
US Bancorp
2.45% due 07/27/15	2,772,000	2,796,097
3.15% due 03/04/15	1,431,000	1,431,000
Credit Suisse New York
3.50% due 03/23/15	4,050,000	4,056,796
Capital One Financial Corp.
2.15% due 03/23/15	3,182,000	3,184,804
1.00% due 11/06/15	795,000	796,185
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,648,000	3,728,026
Nomura Holdings, Inc.
5.00% due 03/04/15	3,617,000	3,617,000
MetLife, Inc.
5.00% due 06/15/15	1,910,000	1,929,230
4.37% due 09/15/23	1,490,000	1,657,549
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13% due 10/13/15	3,288,000	3,320,035
American International Group, Inc.
5.05% due 10/01/15	3,100,000	3,177,611
PNC Funding Corp.
5.25% due 11/15/15	2,311,000	2,381,996
4.25% due 09/21/15	768,000	783,110
Barclays Bank plc
3.90% due 04/07/15	3,100,000	3,110,822
Bank of New York Mellon Corp.
2.95% due 06/18/15	1,326,000	1,336,035
0.70% due 10/23/15	914,000	915,607
4.95% due 03/15/15	218,000	218,265
Bank of Montreal
0.80% due 11/06/15	2,450,000	2,456,304
BlackRock, Inc.
1.38% due 06/01/15	2,385,000	2,391,137
Deutsche Bank AG
3.45% due 03/30/15	2,342,000	2,347,110
Prudential Financial, Inc.
4.75% due 09/17/15	2,285,000	2,334,644
Host Hotels & Resorts, LP
6.00% due 11/01/20	1,341,000	1,418,902
5.88% due 06/15/19	795,000	827,807
Eksportfinans ASA
2.00% due 09/15/15	2,188,000	2,197,299

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Financial - 47.6% (continued)
Wells Fargo Bank North America
0.75% due 07/20/15	$1,989,000	$1,992,795
5.00% due 08/15/15	200,000	203,985
National Bank of Canada
1.50% due 06/26/15	2,000,000	2,008,018
American Express Centurion Bank
0.88% due 11/13/15	1,800,000	1,806,671
Deutsche Bank Financial LLC
5.38% due 03/02/15	1,740,000	1,740,000
Bear Stearns Companies LLC
5.30% due 10/30/15	1,649,000	1,700,007
Sumitomo Mitsui Banking Corp.
1.35% due 07/18/15	1,600,000	1,605,544
ACE INA Holdings, Inc.
2.60% due 11/23/15	1,531,000	1,553,221
BB&T Corp.
5.20% due 12/23/15	1,278,000	1,322,577
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	1,275,000	1,295,369
ORIX Corp.
4.71% due 04/27/15	1,261,000	1,268,191
KeyCorp
3.75% due 08/13/15	1,172,000	1,188,973
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,013,000	1,046,854
Aegon N.V.
4.63% due 12/01/15	954,000	981,513
Transatlantic Holdings, Inc.
5.75% due 12/14/15	850,000	879,047
Omega Healthcare Investors, Inc.
6.75% due 10/15/22	795,000	842,700
Jefferies Group LLC
3.88% due 11/09/15	809,000	822,276
Manulife Financial Corp.
3.40% due 09/17/15	795,000	805,735
Santander Holdings USA, Inc.
3.00% due 09/24/15	795,000	802,596
US Bank NA
4.80% due 04/15/15	737,000	740,247
First Horizon National Corp.
5.38% due 12/15/15	685,000	706,276
Regions Financial Corp.
5.75% due 06/15/15	597,000	604,732
Aon Corp.
3.50% due 09/30/15	577,000	586,374
Dresdner Bank AG
7.25% due 09/15/15	536,000	551,186

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Financial - 47.6% (continued)
Metropolitan Life Global Funding I
2.50% due 09/29/15	$300,000	$303,439
Total Financial		246,490,154
Consumer, Non-cyclical - 13.6%
AbbVie, Inc.
1.20% due 11/06/15	8,897,000	8,924,065
Procter & Gamble Co.
4.85% due 12/15/15	1,808,000	1,871,419
3.15% due 09/01/15	1,759,000	1,783,626
1.80% due 11/15/15	1,749,000	1,765,504
Pfizer, Inc.
5.35% due 03/15/15	5,090,000	5,098,083
Medtronic, Inc.
3.00% due 03/15/15	3,121,000	3,123,088
4.75% due 09/15/15	1,859,000	1,902,002
Coca-Cola Co.
1.50% due 11/15/15	3,055,000	3,081,141
0.75% due 03/13/15	1,213,000	1,213,147
PepsiCo, Inc.
0.75% due 03/05/15	2,127,000	2,127,026
0.70% due 08/13/15	1,899,000	1,902,194
Anheuser-Busch InBev Worldwide, Inc.
0.80% due 07/15/15	2,495,000	2,498,897
3.63% due 04/15/15	1,381,000	1,386,089
Novartis Capital Corp.
2.90% due 04/24/15	3,557,000	3,570,239
Genentech, Inc.
4.75% due 07/15/15	2,777,000	2,819,827
Altria Group, Inc.
4.13% due 09/11/15	2,703,000	2,752,581
GlaxoSmithKline Capital plc
0.75% due 05/08/15	2,647,000	2,649,403
Anthem, Inc.
1.25% due 09/10/15	2,406,000	2,414,460
General Mills, Inc.
5.20% due 03/17/15	2,235,000	2,238,943
Covidien International Finance S.A.
1.35% due 05/29/15	1,910,000	1,914,101
Kraft Foods Group, Inc.
1.63% due 06/04/15	1,865,000	1,870,164
Quest Diagnostics, Inc.
5.45% due 11/01/15	1,757,000	1,810,060
UnitedHealth Group, Inc.
0.85% due 10/15/15	1,531,000	1,535,475
Merck Sharp & Dohme Corp.
4.75% due 03/01/15	1,428,000	1,428,000
Diageo Finance BV
5.30% due 10/28/15	1,327,000	1,368,061
Celgene Corp.
2.45% due 10/15/15	1,033,000	1,044,337
Medco Health Solutions, Inc.
2.75% due 09/15/15	997,000	1,007,526
Life Technologies Corp.
4.40% due 03/01/15	963,000	963,000

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Consumer, Non-cyclical - 13.6% (continued)
Baxter International, Inc.
4.63% due 03/15/15	$954,000	$954,702
Genzyme Corp.
3.63% due 06/15/15	895,000	903,199
Wm Wrigley Jr Co.
4.65% due 07/15/15	802,000	814,420
Kroger Co.
3.90% due 10/01/15	795,000	809,854
McKesson Corp.
0.95% due 12/04/15	795,000	797,053
Total Consumer, Non-cyclical		70,341,686
Energy - 7.4%
BP Capital Markets plc
3.13% due 10/01/15	5,475,000	5,555,175
3.88% due 03/10/15	4,305,000	4,307,673
0.70% due 11/06/15	3,244,000	3,247,056
Shell International Finance BV
3.10% due 06/28/15	3,340,000	3,370,210
3.25% due 09/22/15	1,703,000	1,730,064
0.63% due 12/04/15	1,431,000	1,433,569
Total Capital S.A.
3.13% due 10/02/15	2,932,000	2,977,719
3.00% due 06/24/15	1,898,000	1,914,169
Marathon Oil Corp.
0.90% due 11/01/15	2,953,000	2,952,215
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	2,553,000	2,710,954
TransCanada PipeLines Ltd.
3.40% due 06/01/15	1,734,000	1,745,498
0.88% due 03/02/15	496,000	496,000
Transocean, Inc.
4.95% due 11/15/15	1,916,000	1,939,456
Enterprise Products Operating LLC
1.25% due 08/13/15	1,752,000	1,755,644
Phillips 66
1.95% due 03/05/15	1,593,000	1,593,220
EOG Resources, Inc.
2.95% due 06/01/15	695,000	699,069
Total Energy		38,427,691
Communications - 6.9%
AT&T, Inc.
0.80% due 12/01/15	2,485,000	2,486,265
2.50% due 08/15/15	2,339,000	2,358,687
NBCUniversal Media LLC
3.65% due 04/30/15	3,259,000	3,275,708
America Movil SAB de CV
3.63% due 03/30/15	2,750,000	2,759,212
Verizon Communications, Inc.
0.70% due 11/02/15	2,703,000	2,705,408
Time Warner, Inc.
3.15% due 07/15/15	2,535,000	2,558,563
Telefonica Emisiones SAU
3.73% due 04/27/15	2,375,000	2,385,806
British Telecommunications plc
2.00% due 06/22/15	2,300,000	2,309,467

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Communications - 6.9% (continued)
Amazon.com, Inc.
0.65% due 11/27/15	$2,228,000	$2,229,181
Rogers Communications, Inc.
7.50% due 03/15/15	1,808,000	1,811,855
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.55% due 03/15/15	1,797,000	1,798,711
Discovery Communications LLC
3.70% due 06/01/15	1,759,000	1,771,901
Telecom Italia Capital S.A.
5.25% due 10/01/15	1,297,000	1,321,319
TCI Communications, Inc.
8.75% due 08/01/15	1,172,000	1,211,469
Orange S.A.
2.13% due 09/16/15	1,163,000	1,171,056
Comcast Corp.
5.85% due 11/15/15	1,113,000	1,154,556
eBay, Inc.
1.63% due 10/15/15	958,000	963,866
Walt Disney Co.
0.45% due 12/01/15	795,000	795,521
Cox Communications, Inc.
5.50% due 10/01/15	765,000	786,219
Total Communications		35,854,770
Consumer, Cyclical - 6.7%
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,250,000	3,273,591
2.75% due 05/15/15	2,950,000	2,964,771
12.00% due 05/15/15	2,600,000	2,658,505
5.63% due 09/15/15	2,500,000	2,564,318
Wal-Mart Stores, Inc.
2.88% due 04/01/151	2,201,000	2,206,254
1.50% due 10/25/15	2,087,000	2,103,850
4.50% due 07/01/15	1,745,000	1,769,631
2.25% due 07/08/15	1,123,000	1,130,761
Toyota Motor Credit Corp.
3.20% due 06/17/15	3,712,000	3,742,449
0.88% due 07/17/15	2,228,000	2,233,383
Costco Wholesale Corp.
0.65% due 12/07/15	3,191,000	3,199,344
American Honda Finance Corp.
1.00% due 08/11/15	2,000,000	2,006,094
McDonald's Corp.
0.75% due 05/29/15	1,649,000	1,650,966
Walgreen Co.
1.00% due 03/13/15	1,273,000	1,273,180
CVS Health Corp.
3.25% due 05/18/15	1,113,000	1,119,747
Lowe's Companies, Inc.
5.00% due 10/15/15	854,000	878,146

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Consumer, Cyclical - 6.7% (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75% due 08/15/20	$55,000	$58,713
Total Consumer, Cyclical		34,833,703
Industrial - 3.7%
General Electric Co.
0.85% due 10/09/15	5,539,000	5,556,885
John Deere Capital Corp.
0.70% due 09/04/15	1,592,000	1,594,916
2.95% due 03/09/15	1,326,000	1,326,516
0.95% due 06/29/15	795,000	796,748
0.88% due 04/17/15	640,000	640,482
Caterpillar Financial Services Corp.
0.70% due 11/06/15	1,401,000	1,404,640
1.10% due 05/29/151	745,000	746,518
Eaton Corp.
0.95% due 11/02/15	1,849,000	1,851,755
United Technologies Corp.
4.88% due 05/01/15	1,661,000	1,672,961
Precision Castparts Corp.
0.70% due 12/20/15	1,211,000	1,212,812
Caterpillar, Inc.
0.95% due 06/26/15	968,000	970,103
Masco Corp.
4.80% due 06/15/15	767,000	772,847
CSX Corp.
6.25% due 04/01/15	648,000	650,722
Tyco International Finance S.A.
3.38% due 10/15/15	42,000	42,614
Total Industrial		19,240,519
Technology - 2.8%
Hewlett-Packard Co.
2.13% due 09/13/15	2,623,000	2,641,925
2.20% due 12/01/15	2,247,000	2,271,299
2.35% due 03/15/15	1,273,000	1,273,756
International Business Machines Corp.
0.75% due 05/11/15	3,300,000	3,303,465
Microsoft Corp.
1.63% due 09/25/15	2,957,000	2,981,150

	Face
	Amount	Value
CORPORATE BONDS†† - 91.4% (continued)
Technology - 2.8% (continued)
Texas Instruments, Inc.
0.45% due 08/03/15	$2,285,000	$2,286,855
Total Technology		14,758,450
Utilities - 1.4%
Exelon Corp.
4.90% due 06/15/15	1,550,000	1,568,427
NextEra Energy Capital Holdings, Inc.
7.88% due 12/15/15	789,000	832,427
1.20% due 06/01/15	695,000	695,956
Southern Power Co.
4.88% due 07/15/15	1,125,000	1,143,053
Duke Energy Carolinas LLC
5.30% due 10/01/15	991,000	1,019,260
Iberdrola International BV
5.38% due 03/15/15	1,013,000	1,014,445
Entergy Corp.
3.63% due 09/15/15	855,000	866,396
Total Utilities		7,139,964
Basic Materials - 1.3%
Praxair, Inc.
4.63% due 03/30/15	1,440,000	1,444,582
Rio Tinto Alcan, Inc.
5.00% due 06/01/15	1,191,000	1,203,476
Rio Tinto Finance USA Ltd.
1.88% due 11/02/15	1,053,000	1,060,368
Ecolab, Inc.
1.00% due 08/09/15	968,000	970,107
Potash Corporation of Saskatchewan, Inc.
3.75% due 09/30/15	915,000	929,523
Rio Tinto Finance USA plc
1.13% due 03/20/15	845,000	845,284
Plum Creek Timberlands, LP
5.88% due 11/15/15	139,000	143,560
Total Basic Materials		6,596,900
Total Corporate Bonds
(Cost $473,042,483)		473,683,837

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.0785%	619,500	619,500
Total Securities Lending Collateral
(Cost $619,500)		619,500
Total Investments - 91.5%
(Cost $473,661,983)		$474,303,337
Other Assets & Liabilities, net - 8.5%		44,052,934
Total Net Assets - 100.0%		$518,356,271

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 46.8%
Bank of America Corp.
6.50% due 08/01/16	$7,210,000	$7,733,684
3.75% due 07/12/16	4,870,000	5,038,200
6.05% due 05/16/16	4,008,000	4,227,254
3.63% due 03/17/16	3,130,000	3,216,895
5.63% due 10/14/16	2,840,000	3,031,697
1.25% due 01/11/16	1,958,000	1,963,751
5.75% due 08/15/16	1,639,000	1,737,281
1.35% due 11/21/16	980,000	980,599
JPMorgan Chase & Co.
3.15% due 07/05/16	8,920,000	9,169,795
3.45% due 03/01/16	6,001,000	6,158,004
2.60% due 01/15/16	4,874,000	4,951,229
1.13% due 02/26/16	2,448,000	2,455,058
Goldman Sachs Group, Inc.
3.63% due 02/07/16	8,944,000	9,165,944
5.35% due 01/15/16	5,984,000	6,217,885
5.75% due 10/01/16	4,116,000	4,409,734
Citigroup, Inc.
3.95% due 06/15/16	3,720,000	3,850,981
1.25% due 01/15/16	3,464,000	3,477,645
1.70% due 07/25/16	2,936,000	2,956,452
5.30% due 01/07/16	2,842,000	2,950,473
5.85% due 08/02/16	2,300,000	2,450,064
1.30% due 11/15/16	2,448,000	2,445,388
1.30% due 04/01/16	1,468,000	1,472,796
General Electric Capital Corp.
2.95% due 05/09/16	3,770,000	3,872,759
5.38% due 10/20/16	3,404,000	3,652,815
3.35% due 10/17/16	3,436,000	3,575,914
1.50% due 07/12/16	2,936,000	2,967,289
1.00% due 01/08/16	2,740,000	2,754,426
5.00% due 01/08/16	2,118,000	2,199,967
Wells Fargo & Co.
3.68% due 06/15/16	6,464,000	6,707,713
1.25% due 07/20/16	3,916,000	3,939,903
2.63% due 12/15/16	3,378,000	3,482,286
5.13% due 09/15/16	2,656,000	2,824,361
Morgan Stanley
3.80% due 04/29/16	4,200,000	4,328,348
5.75% due 10/18/16	3,850,000	4,120,620
1.75% due 02/25/16	2,840,000	2,862,107
Toronto-Dominion Bank
2.38% due 10/19/16	4,116,000	4,221,551
2.50% due 07/14/16	3,724,000	3,812,147
1.50% due 09/09/16	2,256,000	2,280,279
Royal Bank of Canada
1.13% due 07/22/16	2,936,000	2,951,652
2.88% due 04/19/16	2,348,000	2,406,651
2.30% due 07/20/16	1,910,000	1,951,487
1.45% due 09/09/16	1,468,000	1,481,586
0.85% due 03/08/16	1,468,000	1,472,523
American Express Credit Corp.
2.80% due 09/19/16	6,216,000	6,396,065
1.30% due 07/29/16	3,448,000	3,467,488

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.8% (continued)
Bank of Nova Scotia
2.90% due 03/29/16	$2,498,000	$2,559,598
1.10% due 12/13/16	1,958,000	1,963,586
1.38% due 07/15/16	1,868,000	1,887,287
0.95% due 03/15/16	980,000	984,108
BNP Paribas S.A.
3.60% due 02/23/16	3,720,000	3,820,343
1.25% due 12/12/16	2,468,000	2,482,559
SunTrust Banks, Inc.
3.60% due 04/15/16	3,286,000	3,382,102
3.50% due 01/20/17	2,656,000	2,768,891
Deutsche Bank AG
3.25% due 01/11/16	5,837,000	5,955,795
Barclays Bank plc
5.00% due 09/22/16	5,308,000	5,627,919
PNC Bank North America
1.30% due 10/03/16	1,900,000	1,911,462
1.15% due 11/01/16	1,700,000	1,707,868
0.80% due 01/28/16	1,500,000	1,503,660
Nomura Holdings, Inc.
4.13% due 01/19/16	3,015,000	3,097,786
2.00% due 09/13/16	1,914,000	1,931,743
Eksportfinans ASA
2.38% due 05/25/16	3,000,000	3,018,750
5.50% due 05/25/16	1,900,000	1,983,125
US Bancorp
2.20% due 11/15/16	2,302,000	2,354,099
3.44% due 02/01/16	2,202,000	2,249,383
MUFG Union Bank North America
5.95% due 05/11/16	1,950,000	2,055,779
3.00% due 06/06/16	1,600,000	1,639,336
1.50% due 09/26/16	400,000	402,642
HSBC Finance Corp.
5.50% due 01/19/16	3,803,000	3,952,507
Capital One Financial Corp.
3.15% due 07/15/16	2,006,000	2,058,920
6.15% due 09/01/16	1,691,000	1,808,029
Royal Bank of Scotland plc
4.38% due 03/16/16	3,448,000	3,570,263
Abbey National Treasury Services plc
4.00% due 04/27/16	3,232,000	3,342,159
State Street Corp.
2.88% due 03/07/16	3,236,000	3,311,072
UBS AG/Stamford CT
5.88% due 07/15/16	2,877,000	3,063,899
Bank of America North America
1.13% due 11/14/16	3,000,000	3,004,590
BB&T Corp.
3.20% due 03/15/16	1,956,000	2,002,408
3.95% due 04/29/16	879,000	910,459
Sumitomo Mitsui Banking Corp.
0.90% due 01/18/16	1,800,000	1,801,759
1.45% due 07/19/16	1,000,000	1,003,348
Fifth Third Bancorp
3.63% due 01/25/16	2,566,000	2,628,208

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.8% (continued)
MetLife, Inc.
6.75% due 06/01/16	$2,411,000	$2,587,428
ORIX Corp.
5.00% due 01/12/16	2,448,000	2,525,542
Bank of New York Mellon Corp.
2.30% due 07/28/16	1,241,000	1,269,251
2.50% due 01/15/16	1,192,000	1,214,107
PNC Funding Corp.
2.70% due 09/19/16	2,256,000	2,315,254
Branch Banking & Trust Co.
1.05% due 12/01/16	1,000,000	1,000,105
1.45% due 10/03/16	980,000	988,996
1.00% due 04/03/17	324,000	323,378
Lloyds Bank plc
4.88% due 01/21/16	2,174,000	2,253,522
JPMorgan Chase Bank North America
5.88% due 06/13/16	2,100,000	2,224,263
Countrywide Financial Corp.
6.25% due 05/15/16	2,006,000	2,119,859
Wells Fargo Bank North America
5.75% due 05/16/16	1,000,000	1,055,468
5.60% due 03/15/161	1,000,000	1,049,553
Svenska Handelsbanken AB
3.13% due 07/12/16	2,025,000	2,088,044
Credit Suisse USA, Inc.
5.38% due 03/02/16	1,956,000	2,046,136
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	2,000,000	2,004,260
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	1,956,000	1,966,598
Wachovia Corp.
5.63% due 10/15/16	1,725,000	1,850,987
American International Group, Inc.
5.60% due 10/18/16	1,518,000	1,627,147
Bank of Montreal
1.30% due 07/15/16	1,522,000	1,534,214
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,272,000	1,299,359
KeyBank North America/Cleveland OH
5.45% due 03/03/16	1,000,000	1,044,921
Comerica Bank
5.75% due 11/21/16	952,000	1,025,608
Vesey Street Investment Trust I
4.40% due 09/01/16	980,000	1,025,039
Air Lease Corp.
4.50% due 01/15/16	980,000	1,006,338
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	980,000	987,695
Ventas Realty, LP
1.55% due 09/26/16	980,000	987,208
American Express Co.
5.50% due 09/12/16	880,000	940,019

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.8% (continued)
ERP Operating, LP
5.13% due 03/15/16	$880,000	$918,543
HCP, Inc.
3.75% due 02/01/16	738,000	757,640
Aon Corp.
3.13% due 05/27/16	738,000	756,818
Huntington National Bank
1.30% due 11/20/16	750,000	751,599
Prudential Financial, Inc.
3.00% due 05/12/16	684,000	700,668
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	562,000	608,983
Simon Property Group, LP
2.80% due 01/30/17	581,000	598,242
Santander Holdings USA, Inc.
4.63% due 04/19/16	488,000	506,388
Total Financial		303,495,368
Consumer, Non-cyclical - 12.7%
Coca-Cola Co.
1.80% due 09/01/16	2,840,000	2,892,518
0.75% due 11/01/16	2,348,000	2,353,083
Amgen, Inc.
2.50% due 11/15/16	2,740,000	2,807,410
2.30% due 06/15/16	1,472,000	1,496,401
Merck & Company, Inc.
2.25% due 01/15/16	2,740,000	2,783,766
0.70% due 05/18/16	1,472,000	1,476,179
PepsiCo, Inc.
2.50% due 05/10/16	2,648,000	2,706,799
0.70% due 02/26/16	1,472,000	1,476,129
Procter & Gamble Co.
1.45% due 08/15/16	3,524,000	3,570,242
0.75% due 11/04/16	488,000	488,950
Mondelez International, Inc.
4.13% due 02/09/16	3,859,000	3,975,167
Kellogg Co.
4.45% due 05/30/16	2,572,000	2,682,136
1.88% due 11/17/16	1,176,000	1,193,654
Sanofi
2.63% due 03/29/16	3,624,000	3,706,065
Express Scripts Holding Co.
3.13% due 05/15/16	3,574,000	3,666,138
Baxter International, Inc.
5.90% due 09/01/16	2,076,000	2,228,698
0.95% due 06/01/16	980,000	980,921
Diageo Capital plc
5.50% due 09/30/16	1,468,000	1,574,051
0.63% due 04/29/16	1,468,000	1,467,184
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,466,000	2,472,103
Allergan Incorporated/United States
5.75% due 04/01/16	2,348,000	2,467,365
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,348,000	2,462,172

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 12.7% (continued)
Philip Morris International, Inc.
2.50% due 05/16/16	$2,348,000	$2,401,151
Anheuser-Busch InBev Finance, Inc.
0.80% due 01/15/16	2,348,000	2,355,119
Tyson Foods, Inc.
6.60% due 04/01/16	2,001,000	2,118,939
Wyeth LLC
5.50% due 02/15/16	1,927,000	2,018,872
Western Union Co.
5.93% due 10/01/16	1,860,000	1,990,974
Gilead Sciences, Inc.
3.05% due 12/01/16	1,664,000	1,724,395
Johnson & Johnson
2.15% due 05/15/16	1,664,000	1,698,671
Bottling Group LLC
5.50% due 04/01/16	1,566,000	1,649,339
ConAgra Foods, Inc.
1.30% due 01/25/16	1,472,000	1,476,964
Boston Scientific Corp.
6.40% due 06/15/16	1,272,000	1,354,366
Cigna Corp.
2.75% due 11/15/16	1,276,000	1,310,564
Lorillard Tobacco Co.
3.50% due 08/04/16	1,272,000	1,310,355
Stryker Corp.
2.00% due 09/30/16	1,272,000	1,294,324
McKesson Corp.
3.25% due 03/01/16	880,000	900,586
1.29% due 03/10/17	195,000	195,343
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/16	1,060,000	1,079,721
Medtronic, Inc.
2.63% due 03/15/16	1,040,000	1,062,188
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,022,483
Anheuser-Busch InBev Worldwide, Inc.
2.88% due 02/15/16	980,000	1,001,460
St. Jude Medical, Inc.
2.50% due 01/15/16	980,000	995,716
Becton Dickinson and Co.
1.75% due 11/08/16	980,000	990,990
Mylan, Inc.
1.35% due 11/29/16	980,000	979,098
Bunge Limited Finance Corp.
4.10% due 03/15/16	784,000	806,577
Beam Suntory, Inc.
5.38% due 01/15/16	41,000	42,560
Total Consumer, Non-cyclical		82,707,886
Communications - 11.1%
Verizon Communications, Inc.
2.50% due 09/15/16	6,930,000	7,089,777
2.00% due 11/01/16	2,602,000	2,641,936

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 11.1% (continued)
AT&T, Inc.
2.95% due 05/15/16	$3,524,000	$3,599,022
2.40% due 08/15/16	3,524,000	3,582,773
0.90% due 02/12/16	2,348,000	2,348,474
Telefonica Emisiones SAU
3.99% due 02/16/16	3,725,000	3,831,163
6.42% due 06/20/161	2,970,000	3,169,569
Cisco Systems, Inc.
5.50% due 02/22/16	6,449,000	6,763,021
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.50% due 03/01/16	2,850,000	2,920,851
3.13% due 02/15/16	2,820,000	2,877,235
America Movil SAB de CV
2.38% due 09/08/16	4,400,000	4,475,460
Comcast Corp.
4.95% due 06/15/16	2,115,000	2,231,930
5.90% due 03/15/16	1,762,000	1,857,252
Walt Disney Co.
1.35% due 08/16/16	1,764,000	1,784,519
5.63% due 09/15/16	1,422,000	1,531,986
Embarq Corp.
7.08% due 06/01/16	2,448,000	2,618,442
Omnicom Group, Inc.
5.90% due 04/15/16	2,336,000	2,459,939
Time Warner, Inc.
5.88% due 11/15/16	2,156,000	2,331,129
Deutsche Telekom International Finance BV
5.75% due 03/23/16	2,179,000	2,289,166
Google, Inc.
2.13% due 05/19/16	2,234,000	2,280,032
Orange S.A.
2.75% due 09/14/16	2,106,000	2,159,033
Viacom, Inc.
6.25% due 04/30/16	1,953,000	2,072,735
NBCUniversal Media LLC
2.88% due 04/01/16	1,956,000	2,003,320
British Telecommunications plc
1.63% due 06/28/16	1,150,000	1,158,868
Thomson Reuters Corp.
0.88% due 05/23/16	1,030,000	1,028,770
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	980,000	1,009,435
Total Communications		72,115,837
Consumer, Cyclical - 8.0%
Ford Motor Credit Company LLC
8.00% due 12/15/16	3,600,000	4,006,883
4.21% due 04/15/16	3,451,000	3,562,578
1.70% due 05/09/161	2,500,000	2,515,080
3.98% due 06/15/16	2,200,000	2,272,901
2.50% due 01/15/16	1,750,000	1,773,373

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 8.0% (continued)
Toyota Motor Credit Corp.
2.00% due 09/15/16	$3,673,000	$3,745,365
0.80% due 05/17/16	2,006,000	2,012,881
2.80% due 01/11/16	1,620,000	1,653,913
Home Depot, Inc.
5.40% due 03/01/16	6,328,000	6,636,686
Wal-Mart Stores, Inc.
0.60% due 04/11/16	2,548,000	2,553,223
2.80% due 04/15/16	1,956,000	2,005,827
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,638,000	2,681,672
Johnson Controls, Inc.
5.50% due 01/15/16	2,414,000	2,513,715
American Honda Finance Corp.
1.13% due 10/07/16	2,256,000	2,269,412
Mohawk Industries, Inc.
6.13% due 01/15/16	1,716,000	1,789,984
Target Corp.
5.88% due 07/15/16	1,630,000	1,743,277
CVS Health Corp.
1.20% due 12/05/16	1,664,000	1,674,006
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	1,421,000	1,536,424
Lowe's Companies, Inc.
5.40% due 10/15/16	1,372,000	1,470,836
Delphi Corp.
6.13% due 05/15/21	1,130,000	1,231,872
Carnival Corp.
1.20% due 02/05/16	1,176,000	1,179,559
PACCAR Financial Corp.
1.15% due 08/16/16	980,000	987,577
Wyndham Worldwide Corp.
6.00% due 12/01/16	5,000	5,351
Total Consumer, Cyclical		51,822,395
Energy - 6.5%
BP Capital Markets plc
3.20% due 03/11/16	3,924,000	4,026,302
2.25% due 11/01/16	2,260,000	2,308,384
Anadarko Petroleum Corp.
5.95% due 09/15/16	3,836,000	4,116,765
Occidental Petroleum Corp.
4.13% due 06/01/16	2,536,000	2,642,091
2.50% due 02/01/16	1,130,000	1,148,708
Ensco plc
3.25% due 03/15/16	3,248,000	3,304,482
Total Capital International S.A.
0.75% due 01/25/16	1,956,000	1,960,098
1.00% due 08/12/16	980,000	984,995
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	2,610,000	2,808,504
TransCanada PipeLines Ltd.
0.75% due 01/15/16	2,660,000	2,657,894
Transocean, Inc.
5.05% due 12/15/16	2,056,000	2,059,436

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 6.5% (continued)
Kinder Morgan Finance Company LLC
5.70% due 01/05/16	$1,978,000	$2,050,076
Shell International Finance BV
0.90% due 11/15/16	1,860,000	1,866,782
Total Capital S.A.
2.30% due 03/15/16	1,714,000	1,745,601
Enterprise Products Operating LLC
3.20% due 02/01/16	1,566,000	1,599,246
Marathon Petroleum Corp.
3.50% due 03/01/16	1,422,000	1,454,943
Chevron Corp.
0.89% due 06/24/16	1,372,000	1,377,978
ONEOK Partners, LP
3.25% due 02/01/16	1,080,000	1,095,965
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	980,000	1,002,816
Halliburton Co.
1.00% due 08/01/16	980,000	983,102
SESI LLC
7.13% due 12/15/21	612,000	616,590
Statoil ASA
1.80% due 11/23/16	488,000	495,361
Total Energy		42,306,119
Technology - 5.5%
International Business Machines Corp.
1.95% due 07/22/16	4,700,000	4,792,279
2.00% due 01/05/16	2,400,000	2,434,330
0.45% due 05/06/16	1,600,000	1,600,122
Hewlett-Packard Co.
3.00% due 09/15/16	3,848,000	3,963,201
2.65% due 06/01/16	2,388,000	2,436,975
3.30% due 12/09/16	1,956,000	2,028,730
Oracle Corp.
5.25% due 01/15/16	4,545,000	4,735,558
Apple, Inc.
0.45% due 05/03/16	3,232,000	3,235,242
Intel Corp.
1.95% due 10/01/16	3,040,000	3,103,342
Texas Instruments, Inc.
2.38% due 05/16/16	1,956,000	2,000,446
Microsoft Corp.
2.50% due 02/08/16	1,944,000	1,983,477
Xerox Corp.
6.40% due 03/15/16	1,610,000	1,699,851
Fiserv, Inc.
3.13% due 06/15/16	1,352,000	1,388,216

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 5.5% (continued)
Pitney Bowes, Inc.
4.75% due 01/15/16	$292,000	$301,203
Total Technology		35,702,972
Industrial - 5.2%
John Deere Capital Corp.
1.85% due 09/15/16	1,272,000	1,293,183
2.25% due 06/07/16	1,141,000	1,164,292
1.05% due 10/11/16	980,000	984,776
1.05% due 12/15/16	980,000	984,260
0.75% due 01/22/16	980,000	982,986
Thermo Fisher Scientific, Inc.
3.20% due 03/01/16	2,365,000	2,417,309
2.25% due 08/15/16	2,016,000	2,052,010
Caterpillar Financial Services Corp.
2.05% due 08/01/16	2,448,000	2,495,493
1.00% due 11/25/16	1,518,000	1,524,919
CRH America, Inc.
6.00% due 09/30/16	2,700,000	2,892,502
Masco Corp.
6.13% due 10/03/16	2,099,000	2,251,178
3M Co.
1.38% due 09/29/16	2,156,000	2,183,976
Danaher Corp.
2.30% due 06/23/16	1,935,000	1,978,801
Waste Management, Inc.
2.60% due 09/01/16	1,460,000	1,493,329
Xylem, Inc.
3.55% due 09/20/16	1,247,000	1,291,345
General Dynamics Corp.
2.25% due 07/15/16	1,176,000	1,202,499
Norfolk Southern Corp.
5.75% due 01/15/16	1,080,000	1,127,626
L-3 Communications Corp.
3.95% due 11/15/16	1,030,000	1,067,825
Caterpillar, Inc.
5.70% due 08/15/16	980,000	1,050,747
Lockheed Martin Corp.
2.13% due 09/15/16	980,000	999,811
Boeing Co.
3.75% due 11/20/16	880,000	924,818
Boeing Capital Corp.
2.13% due 08/15/16	890,000	908,795

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.2% (continued)
Illinois Tool Works, Inc.
0.90% due 02/25/17	$593,000	$594,003
Owens Corning
6.50% due 12/01/16	10,000	10,780
Total Industrial		33,877,263
Basic Materials - 2.1%
EI du Pont de Nemours & Co.
5.25% due 12/15/16	1,786,000	1,925,100
1.95% due 01/15/16	980,000	992,722
2.75% due 04/01/16	784,000	802,686
Ecolab, Inc.
3.00% due 12/08/16	2,756,000	2,845,906
Rio Tinto Finance USA Ltd.
2.50% due 05/20/16	1,380,000	1,406,973
2.25% due 09/20/161	1,176,000	1,195,861
Rio Tinto Finance USA plc
1.38% due 06/17/16	1,664,000	1,675,767
Barrick Gold Corp.
2.90% due 05/30/16	1,437,000	1,449,138
Dow Chemical Co.
2.50% due 02/15/16	1,422,000	1,446,059
Total Basic Materials		13,740,212
Utilities - 1.2%
Sempra Energy
6.50% due 06/01/16	1,972,000	2,109,204
National Grid plc
6.30% due 08/01/16	1,625,000	1,754,608
Duke Energy Corp.
2.15% due 11/15/16	1,472,000	1,501,824
Entergy Corp.
4.70% due 01/15/17	1,272,000	1,344,503
Southern Co.
1.95% due 09/01/16	1,180,000	1,197,776
Total Utilities		7,907,915
Total Corporate Bonds
(Cost $640,246,977)		643,675,967

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	1,966,050	1,966,050
Total Securities Lending Collateral
(Cost $1,966,050)		1,966,050
Total Investments - 99.4%
(Cost $642,213,027)		$645,642,017
Other Assets & Liabilities, net - 0.6%		3,810,853
Total Net Assets - 100.0%		$649,452,870

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 46.6%
Bank of America Corp.
5.75% due 12/01/17	$7,945,000	$8,793,335
6.40% due 08/28/17	6,517,000	7,256,425
6.00% due 09/01/17	4,670,000	5,157,445
3.88% due 03/22/17	2,800,000	2,939,345
5.70% due 05/02/17	1,400,000	1,515,542
1.70% due 08/25/17	1,100,000	1,105,875
5.42% due 03/15/17	1,000,000	1,071,990
Citigroup, Inc.
6.13% due 11/21/17	8,988,000	10,029,700
4.45% due 01/10/17	5,200,000	5,485,771
6.00% due 08/15/17	4,519,000	4,986,988
5.50% due 02/15/17	3,048,000	3,273,546
1.35% due 03/10/17	2,968,000	2,961,034
General Electric Capital Corp.
5.63% due 09/15/17	6,892,000	7,646,501
2.30% due 04/27/17	3,850,000	3,954,920
2.90% due 01/09/17	3,300,000	3,424,727
5.40% due 02/15/17	3,076,000	3,339,235
1.60% due 11/20/17	2,500,000	2,531,710
1.25% due 05/15/17	1,800,000	1,809,232
2.45% due 03/15/17	1,500,000	1,543,196
Morgan Stanley
5.95% due 12/28/17	5,000,000	5,563,820
5.45% due 01/09/17	4,997,000	5,362,441
4.75% due 03/22/17	4,600,000	4,909,010
5.55% due 04/27/17	3,700,000	4,009,368
6.25% due 08/28/17	3,000,000	3,331,038
Wells Fargo & Co.
5.63% due 12/11/17	7,716,000	8,590,878
1.40% due 09/08/17	3,500,000	3,517,738
2.10% due 05/08/17	2,700,000	2,759,484
1.15% due 06/02/17	1,000,000	1,001,024
JPMorgan Chase & Co.
2.00% due 08/15/17	6,596,000	6,691,108
1.35% due 02/15/17	6,500,000	6,518,265
6.13% due 06/27/17	1,900,000	2,095,008
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,946,000	7,727,619
5.63% due 01/15/17	5,958,000	6,402,979
Royal Bank of Canada
1.20% due 09/19/17	5,800,000	5,790,929
1.20% due 01/23/17	3,650,000	3,670,185
1.25% due 06/16/17	3,400,000	3,403,536
Deutsche Bank AG
6.00% due 09/01/17	6,516,000	7,239,211
1.40% due 02/13/17	3,505,000	3,513,472
American Express Credit Corp.
1.13% due 06/05/17	5,000,000	4,999,040
2.38% due 03/24/17	4,800,000	4,932,106
Bear Stearns Companies LLC
6.40% due 10/02/17	6,469,000	7,251,122
5.55% due 01/22/17	1,850,000	1,987,745
Bank of Nova Scotia
2.55% due 01/12/17	3,800,000	3,908,456
1.25% due 04/11/17	3,000,000	3,006,612
1.38% due 12/18/17	2,000,000	2,001,162

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.6% (continued)
Bank of Montreal
2.50% due 01/11/17	$3,720,000	$3,822,263
1.30% due 07/14/17	3,000,000	3,001,833
1.40% due 09/11/17	1,700,000	1,707,842
Bank of America North America
5.30% due 03/15/17	3,800,000	4,081,094
1.25% due 02/14/17	3,000,000	3,002,094
6.10% due 06/15/17	750,000	822,187
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	3,300,000	3,317,203
1.30% due 01/10/17	3,000,000	2,999,250
1.35% due 07/11/17	1,000,000	995,771
BNP Paribas S.A.
2.38% due 09/14/17	3,750,000	3,825,128
1.38% due 03/17/17	3,428,000	3,432,679
UBS AG/Stamford CT
5.88% due 12/20/17	6,433,000	7,188,318
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,396,705
Wachovia Corp.
5.75% due 06/15/17	5,609,000	6,195,589
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	5,100,000	5,315,322
PNC Bank North America
1.13% due 01/27/17	2,300,000	2,309,366
4.88% due 09/21/17	2,014,000	2,176,741
5.25% due 01/15/17	300,000	322,131
Credit Suisse NY
1.38% due 05/26/17	4,300,000	4,309,532
Abbey National Treasury Services plc
1.38% due 03/13/17	3,684,000	3,692,919
US Bank North America/Cincinnati OH
1.10% due 01/30/17	3,500,000	3,516,201
Murray Street Investment Trust I
4.65% due 03/09/17	3,150,000	3,349,587
US Bancorp
1.65% due 05/15/17	3,300,000	3,347,982
American Express Co.
6.15% due 08/28/17	2,848,000	3,175,292
Toronto-Dominion Bank
1.13% due 05/02/17	3,000,000	3,002,643
BB&T Corp.
2.15% due 03/22/17	1,500,000	1,528,396
1.60% due 08/15/17	1,450,000	1,460,979
American International Group, Inc.
5.45% due 05/18/17	2,500,000	2,724,033
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,687,295
Berkshire Hathaway Finance Corp.
1.60% due 05/15/171	2,500,000	2,541,078

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face	Value
	Amount
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.6% (continued)
Royal Bank of Scotland Group plc
1.88% due 03/31/17	$2,500,000	$2,511,733
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,493,230
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,468,000	1,506,102
1.97% due 06/20/17	900,000	917,595
American Express Centurion Bank
6.00% due 09/13/17	2,000,000	2,228,852
Simon Property Group, LP
2.15% due 09/15/17	1,100,000	1,124,859
2.80% due 01/30/17	1,058,000	1,089,398
Air Lease Corp.
5.63% due 04/01/17	2,000,000	2,145,000
MetLife, Inc.
1.76% due 12/15/17	2,000,000	2,023,028
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,014,216
Capital One Bank USA North America
1.20% due 02/13/17	2,000,000	1,997,186
Wells Fargo Bank North America
6.00% due 11/15/17	1,770,000	1,985,559
American Express Bank FSB
6.00% due 09/13/17	1,750,000	1,946,317
NYSE Holdings LLC
2.00% due 10/05/17	1,900,000	1,928,192
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,906,983
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,800,000	1,840,345
ERP Operating, LP
5.75% due 06/15/17	1,675,000	1,838,825
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,600,000	1,738,878
Capital One Financial Corp.
6.75% due 09/15/17	1,427,000	1,606,347
Prudential Financial, Inc.
6.00% due 12/01/17	1,420,000	1,591,033
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,400,000	1,531,176
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	1,100,000	1,101,909
1.40% due 07/25/17	415,000	415,719
PNC Funding Corp.
5.63% due 02/01/17	1,400,000	1,508,263
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,501,331
Aflac, Inc.
2.65% due 02/15/17	1,450,000	1,497,628

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 46.6% (continued)
Branch Banking & Trust Co.
1.00% due 04/03/17	$1,257,000	$1,254,587
1.35% due 10/01/17	215,000	215,528
BlackRock, Inc.
6.25% due 09/15/17	1,100,000	1,236,181
HCP, Inc.
6.00% due 01/30/17	1,020,000	1,106,968
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,099,593
Eksportfinans ASA
5.50% due 06/26/17	1,000,000	1,071,250
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,057,485
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	1,001,431
American Tower Corp.
7.00% due 10/15/17	800,000	903,025
Fifth Third Bancorp
5.45% due 01/15/17	800,000	858,644
Lloyds Bank plc
4.20% due 03/28/17	600,000	636,332
Comerica Bank
5.20% due 08/22/17	500,000	544,588
MUFG Union Bank North America
2.13% due 06/16/17	500,000	506,719
ORIX Corp.
3.75% due 03/09/171	325,000	339,639
Total Financial		351,079,000
Consumer, Non-cyclical - 13.0%
AbbVie, Inc.
1.75% due 11/06/17	8,600,000	8,673,314
Amgen, Inc.
2.13% due 05/15/17	4,300,000	4,381,871
5.85% due 06/01/17	1,536,000	1,689,751
1.25% due 05/22/17	500,000	500,069
Diageo Capital plc
5.75% due 10/23/17	3,207,000	3,571,745
1.50% due 05/11/17	1,697,000	1,712,326
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,100,000	5,157,151
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	4,700,000	4,735,170
AstraZeneca plc
5.90% due 09/15/17	3,982,000	4,465,845
Express Scripts Holding Co.
2.65% due 02/15/17	3,500,000	3,595,771
Coca-Cola Co.
5.35% due 11/15/17	3,070,000	3,417,632
PepsiCo, Inc.
1.25% due 08/13/171	2,100,000	2,109,412
0.95% due 02/22/17	980,000	981,267

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 13.0% (continued)
Covidien International Finance S.A.
6.00% due 10/15/17	$2,738,000	$3,062,097
Philip Morris International, Inc.
1.13% due 08/21/17	1,750,000	1,751,547
1.63% due 03/20/17	900,000	913,675
McKesson Corp.
1.29% due 03/10/17	1,469,000	1,471,582
5.70% due 03/01/17	1,070,000	1,162,411
Actavis, Inc.
1.88% due 10/01/17	2,625,000	2,622,459
Johnson & Johnson
5.55% due 08/15/17	2,346,000	2,610,143
Eli Lilly & Co.
5.20% due 03/15/17	2,370,000	2,574,415
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/171	2,500,000	2,514,628
Mondelez International, Inc.
6.50% due 08/11/17	2,199,000	2,461,720
General Mills, Inc.
5.70% due 02/15/17	2,150,000	2,337,450
Pfizer, Inc.
0.90% due 01/15/17	1,400,000	1,404,565
1.10% due 05/15/17	900,000	904,424
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,251,000	2,292,585
Kimberly-Clark Corp.
6.13% due 08/01/17	1,964,000	2,202,227
Aetna, Inc.
1.50% due 11/15/17	2,000,000	2,009,036
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,800,000	1,792,802
Lorillard Tobacco Co.
2.30% due 08/21/17	1,750,000	1,767,673
ADT Corp.
2.25% due 07/15/17	1,675,000	1,661,391
Reynolds American, Inc.
6.75% due 06/15/17	1,470,000	1,634,844
Hospira, Inc.
6.05% due 03/30/17	1,300,000	1,425,173
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,243,958
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,200,000	1,232,641
Kroger Co.
6.40% due 08/15/17	1,070,000	1,194,315
Anthem, Inc.
5.88% due 06/15/17	1,070,000	1,174,958
UnitedHealth Group, Inc.
1.40% due 10/15/17	1,100,000	1,109,656
Wyeth LLC
5.45% due 04/01/17	1,000,000	1,093,462
Western Union Co.
2.88% due 12/10/17	1,000,000	1,025,228
Baxter International, Inc.
1.85% due 01/15/17	1,000,000	1,014,844

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 13.0% (continued)
Celgene Corp.
1.90% due 08/15/17	$1,000,000	$1,012,867
AmerisourceBergen Corp.
1.15% due 05/15/17	1,000,000	997,976
Laboratory Corporation of America Holdings
2.20% due 08/23/17	830,000	841,333
Total Consumer, Non-cyclical		97,509,409
Communications - 9.0%
AT&T, Inc.
1.70% due 06/01/17	3,500,000	3,512,764
1.40% due 12/01/17	3,400,000	3,372,449
1.60% due 02/15/17	2,370,000	2,376,636
Vodafone Group plc
5.63% due 02/27/17	2,681,000	2,900,751
1.25% due 09/26/17	2,738,000	2,729,515
1.63% due 03/20/17	1,900,000	1,914,201
Cisco Systems, Inc.
1.10% due 03/03/17	5,446,000	5,474,690
3.15% due 03/14/17	1,500,000	1,570,962
Walt Disney Co.
1.13% due 02/15/17	2,900,000	2,918,255
1.10% due 12/01/17	2,700,000	2,701,920
Time Warner Cable, Inc.
5.85% due 05/01/17	4,658,000	5,081,063
Verizon Communications, Inc.
1.35% due 06/09/17	3,000,000	3,001,752
1.10% due 11/01/17	1,900,000	1,884,998
Comcast Corp.
6.50% due 01/15/17	2,200,000	2,425,298
6.30% due 11/15/17	2,069,000	2,347,384
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	3,150,000	3,208,801
Viacom, Inc.
3.50% due 04/01/17	2,100,000	2,187,954
6.13% due 10/05/17	600,000	666,910
Amazon.com, Inc.
1.20% due 11/29/17	2,300,000	2,292,382
eBay, Inc.
1.35% due 07/15/17	2,000,000	1,994,736
Telefonica Emisiones SAU
6.22% due 07/03/17	1,700,000	1,888,338
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,700,000	1,703,417
Time Warner Companies, Inc.
7.25% due 10/15/17	1,200,000	1,378,080
Symantec Corp.
2.75% due 06/15/17	1,350,000	1,373,298
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,298,916
America Movil SAB de CV
5.63% due 11/15/17	1,154,000	1,276,709
Qwest Corp.
6.50% due 06/01/17	1,100,000	1,198,977

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 9.0% (continued)
Comcast Cable Communications LLC
8.88% due 05/01/17	$962,000	$1,120,093
Thomson Reuters Corp.
1.30% due 02/23/17	1,000,000	1,000,901
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	800,000	808,984
Total Communications		67,611,134
Energy - 8.6%
BP Capital Markets plc
1.85% due 05/05/17	3,900,000	3,954,315
1.38% due 11/06/17	3,300,000	3,301,841
Total Capital International S.A.
1.55% due 06/28/17	3,700,000	3,740,219
1.50% due 02/17/17	2,300,000	2,329,594
1.00% due 01/10/17	500,000	500,608
Anadarko Petroleum Corp.
6.38% due 09/15/17	4,492,000	5,030,945
Chevron Corp.
1.10% due 12/05/17	4,600,000	4,601,915
Shell International Finance BV
1.13% due 08/21/17	1,950,000	1,955,277
5.20% due 03/22/17	1,800,000	1,955,183
Phillips 66
2.95% due 05/01/17	3,100,000	3,212,288
Occidental Petroleum Corp.
1.75% due 02/15/17	2,700,000	2,736,669
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,508,000	2,724,328
Enterprise Products Operating LLC
6.30% due 09/15/17	2,357,000	2,641,049
ConocoPhillips Co.
1.05% due 12/15/17	2,600,000	2,589,816
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	2,400,000	2,392,478
Kinder Morgan, Inc.
7.00% due 06/15/17	2,000,000	2,223,600
Valero Energy Corp.
6.13% due 06/15/17	1,732,000	1,910,744
Encana Corp.
5.90% due 12/01/17	1,580,000	1,727,869
Marathon Oil Corp.
6.00% due 10/01/17	1,537,000	1,710,072
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,361,000	1,468,708
EOG Resources, Inc.
5.88% due 09/15/17	1,313,000	1,455,336
Transocean, Inc.
2.50% due 10/15/17	1,550,000	1,419,123
Murphy Oil Corp.
2.50% due 12/01/17	1,400,000	1,387,919

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 8.6% (continued)
Williams Partners Limited Partnership / Williams Partners Finance Corp.
7.25% due 02/01/17	$1,135,000	$1,250,198
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75% due 02/01/22	1,170,000	1,237,275
Weatherford International LLC
6.35% due 06/15/17	1,070,000	1,115,579
Apache Corp.
5.63% due 01/15/17	965,000	1,039,464
Exxon Mobil Corp.
0.92% due 03/15/17	1,000,000	1,004,680
DCP Midstream Operating, LP
2.50% due 12/01/17	900,000	874,955
National Oilwell Varco, Inc.
1.35% due 12/01/17	800,000	795,855
Total Energy		64,287,902
Consumer, Cyclical - 7.9%
Ford Motor Credit Company LLC
3.00% due 06/12/17	3,500,000	3,620,106
6.63% due 08/15/17	2,750,000	3,075,837
1.72% due 12/06/17	2,700,000	2,704,358
4.25% due 02/03/17	2,250,000	2,369,630
1.68% due 09/08/17	2,000,000	2,003,240
1.50% due 01/17/17	1,750,000	1,753,581
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,300,000	4,316,009
1.75% due 05/22/17	2,560,000	2,603,474
2.05% due 01/12/17	2,060,000	2,107,576
1.13% due 05/16/17	1,000,000	1,005,466
General Motors Financial Company, Inc.
4.75% due 08/15/17	4,250,000	4,516,687
2.63% due 07/10/171	1,750,000	1,773,210
Costco Wholesale Corp.
1.13% due 12/15/17	2,750,000	2,757,623
5.50% due 03/15/17	1,877,000	2,051,394
CVS Health Corp.
5.75% due 06/01/17	3,495,000	3,851,885
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,726,000	2,981,184
1.00% due 04/21/17	400,000	401,952
Walgreen Co.
1.80% due 09/15/17	2,350,000	2,376,600
Target Corp.
5.38% due 05/01/17	2,069,000	2,260,674
McDonald's Corp.
5.80% due 10/15/17	1,580,000	1,768,911
Kohl's Corp.
6.25% due 12/15/17	1,400,000	1,566,013
Starbucks Corp.
6.25% due 08/15/17	1,350,000	1,511,345
Darden Restaurants, Inc.
6.45% due 10/15/17	1,340,000	1,489,512
Dollar General Corp.
4.13% due 07/15/17	1,300,000	1,364,726
Carnival Corp.
1.88% due 12/15/17	1,100,000	1,099,736

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.9% (continued)
Lowe's Companies, Inc.
1.63% due 04/15/17	$1,000,000	$1,013,674
PACCAR Financial Corp.
1.60% due 03/15/17	868,000	878,117
Total Consumer, Cyclical		59,222,520
Industrial - 5.7%
General Electric Co.
5.25% due 12/06/17	9,309,000	10,333,483
United Technologies Corp.
1.80% due 06/01/17	3,200,000	3,269,251
5.38% due 12/15/17	2,121,000	2,360,005
Caterpillar Financial Services Corp.
1.63% due 06/01/17	1,700,000	1,721,838
1.25% due 11/06/171	1,400,000	1,402,436
1.00% due 03/03/17	1,372,000	1,374,887
1.25% due 08/18/17	1,000,000	1,004,974
John Deere Capital Corp.
1.20% due 10/10/17	1,500,000	1,503,504
1.40% due 03/15/17	1,450,000	1,465,038
2.00% due 01/13/17	1,000,000	1,021,835
2.80% due 09/18/17	800,000	834,090
Eaton Corp.
1.50% due 11/02/17	2,300,000	2,310,569
Caterpillar, Inc.
1.50% due 06/26/17	2,050,000	2,070,600
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	1,900,000	1,901,655
General Dynamics Corp.
1.00% due 11/15/17	1,860,000	1,859,329
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,630,000	1,784,482
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,434,000	1,611,436
3M Co.
1.00% due 06/26/17	1,600,000	1,605,715
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,363,000	1,365,306
Norfolk Southern Corp.
7.70% due 05/15/17	1,000,000	1,138,783
ABB Finance USA, Inc.
1.63% due 05/08/17	960,000	970,324
Total Industrial		42,909,540
Technology - 5.0%
International Business Machines Corp.
5.70% due 09/14/17	7,071,000	7,894,051
1.25% due 02/06/17	1,800,000	1,815,986
Intel Corp.
1.35% due 12/15/17	6,400,000	6,441,299
Oracle Corp.
1.20% due 10/15/17	5,550,000	5,565,179
Hewlett-Packard Co.
2.60% due 09/15/17	3,500,000	3,599,337
5.40% due 03/01/17	1,280,000	1,381,704

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 5.0% (continued)
Apple, Inc.
1.05% due 05/05/17	$2,900,000	$2,918,461
Xerox Corp.
2.95% due 03/15/17	1,200,000	1,237,020
6.75% due 02/01/17	800,000	878,812
NetApp, Inc.
2.00% due 12/15/17	1,300,000	1,309,881
Intuit, Inc.
5.75% due 03/15/17	1,140,000	1,239,806
Fiserv, Inc.
6.80% due 11/20/17	970,000	1,097,088
Microsoft Corp.
0.88% due 11/15/17	1,050,000	1,049,062
Altera Corp.
1.75% due 05/15/17	995,000	1,001,996
Total Technology		37,429,682
Basic Materials - 1.9%
Rio Tinto Finance USA plc
1.63% due 08/21/17	2,380,000	2,391,854
2.00% due 03/22/17	1,280,000	1,300,972
Eastman Chemical Co.
2.40% due 06/01/17	2,200,000	2,247,210
Freeport-McMoRan, Inc.
2.15% due 03/01/17	2,100,000	2,092,948
Alcoa, Inc.
5.55% due 02/01/17	1,496,000	1,603,278
Sherwin-Williams Co.
1.35% due 12/15/17	1,275,000	1,275,393
Nucor Corp.
5.75% due 12/01/17	1,130,000	1,261,296
Ecolab, Inc.
1.45% due 12/08/17	1,100,000	1,098,407
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	1,000,000	1,048,376
Total Basic Materials		14,319,734
Utilities - 1.4%
Duke Energy Corp.
1.63% due 08/15/17	2,320,000	2,351,947
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,670,000	1,850,161
Virginia Electric & Power Co.
5.95% due 09/15/17	1,370,000	1,523,950
Sempra Energy
2.30% due 04/01/17	1,450,000	1,481,279
American Electric Power Company, Inc.
1.65% due 12/15/17	1,300,000	1,307,281
Exelon Generation Company LLC
6.20% due 10/01/17	1,152,000	1,278,242
American Water Capital Corp.
6.09% due 10/15/17	505,000	564,286
Total Utilities		10,357,146
Total Corporate Bonds
(Cost $738,144,030)		744,726,067

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	$3,990,900	$3,990,900
Total Securities Lending Collateral
(Cost $3,990,900)		3,990,900

	Shares	Value
Total Investments - 99.6%
(Cost $742,134,930)		$748,716,967
Other Assets & Liabilities, net - 0.4%		2,830,566
Total Net Assets - 100.0%		$751,547,533

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 42.8%
Bank of America Corp.
6.88% due 04/25/18	$8,725,000	$10,005,689
5.65% due 05/01/18	4,550,000	5,057,539
2.00% due 01/11/18	4,900,000	4,933,536
6.88% due 11/15/18	2,300,000	2,683,923
6.50% due 07/15/18	1,000,000	1,141,883
Goldman Sachs Group, Inc.
6.15% due 04/01/18	6,475,000	7,281,150
5.95% due 01/18/18	5,200,000	5,800,127
2.38% due 01/22/18	4,550,000	4,635,035
2.90% due 07/19/18	4,000,000	4,119,164
JPMorgan Chase & Co.
6.00% due 01/15/18	7,875,000	8,825,056
1.63% due 05/15/18	3,100,000	3,090,598
1.80% due 01/25/18	1,900,000	1,910,811
Morgan Stanley
6.63% due 04/01/18	5,300,000	6,032,921
2.13% due 04/25/18	4,500,000	4,536,504
General Electric Capital Corp.
5.63% due 05/01/18	6,625,000	7,452,158
1.63% due 04/02/18	2,250,000	2,268,403
Citigroup, Inc.
6.13% due 05/15/18	4,105,000	4,631,856
2.50% due 09/26/18	2,000,000	2,039,288
1.75% due 05/01/18	2,000,000	1,990,362
Royal Bank of Canada
2.20% due 07/27/18	3,000,000	3,063,500
2.00% due 10/01/18	3,000,000	3,042,734
1.50% due 01/16/18	2,000,000	2,007,968
Bear Stearns Companies LLC
7.25% due 02/01/18	3,890,000	4,495,486
4.65% due 07/02/18	1,400,000	1,513,301
American Express Co.
7.00% due 03/19/18	2,675,000	3,091,560
1.55% due 05/22/18	2,250,000	2,249,444
Toronto-Dominion Bank
2.63% due 09/10/18	2,750,000	2,839,554
1.40% due 04/30/18	2,367,000	2,359,890
Wachovia Corp.
5.75% due 02/01/18	4,075,000	4,561,950
American International Group, Inc.
5.85% due 01/16/18	3,800,000	4,262,689
BNP Paribas S.A.
2.40% due 12/12/18	2,000,000	2,035,648
2.70% due 08/20/18	1,960,000	2,020,415
Bank of Nova Scotia
1.45% due 04/25/18	2,000,000	1,987,326
2.05% due 10/30/18	1,942,000	1,961,309
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	1,975,000	2,233,211
1.30% due 05/15/18	1,500,000	1,502,447
HSBC USA, Inc.
1.63% due 01/16/18	2,000,000	2,004,310
2.63% due 09/24/18	1,500,000	1,542,776
Wells Fargo & Co.
1.50% due 01/16/18	3,400,000	3,408,296

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 42.8% (continued)
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	$2,306,000	$2,997,618
5.45% due 02/01/18	250,000	277,679
UBS AG
5.75% due 04/25/18	2,744,000	3,076,452
Intesa Sanpaolo SpA
3.88% due 01/16/18	2,600,000	2,740,499
Credit Suisse
6.00% due 02/15/18	2,250,000	2,492,169
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,525,304
1.30% due 01/25/18	962,000	960,021
State Street Corp.
1.35% due 05/15/18	1,400,000	1,393,344
4.96% due 03/15/18	1,000,000	1,080,925
MetLife, Inc.
6.82% due 08/15/18	1,900,000	2,217,412
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,097,182
Abbey National Treasury Services plc
3.05% due 08/23/18	2,000,000	2,081,814
MUFG Union Bank NA
2.63% due 09/26/18	2,000,000	2,054,276
US Bancorp
1.95% due 11/15/18	2,000,000	2,025,576
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	2,000,000	2,007,233
Sumitomo Mitsui Banking Corp.
2.50% due 07/19/18	1,450,000	1,482,711
1.50% due 01/18/18	250,000	248,689
Associates Corporation of North America
6.95% due 11/01/18	1,411,000	1,650,149
BB&T Corp.
2.05% due 06/19/18	1,415,000	1,428,682
1.45% due 01/12/18	200,000	199,845
HBOS plc
6.75% due 05/21/18	1,450,000	1,626,862
Ares Capital Corp.
4.88% due 11/30/18	1,500,000	1,592,337
HCP, Inc.
6.70% due 01/30/18	1,380,000	1,567,713
Chubb Corp.
5.75% due 05/15/18	1,360,000	1,540,766
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,531,066
Bank of Montreal
1.45% due 04/09/18	1,500,000	1,494,903
Voya Financial, Inc.
2.90% due 02/15/18	1,450,000	1,492,721
Fifth Third Bancorp
4.50% due 06/01/18	1,360,000	1,466,968

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 42.8% (continued)
Lloyds Bank plc
2.30% due 11/27/18	$1,400,000	$1,425,249
American Tower Corp.
4.50% due 01/15/18	1,300,000	1,387,086
Boston Properties, LP
3.70% due 11/15/18	1,300,000	1,383,203
Discover Bank
2.00% due 02/21/18	1,300,000	1,305,122
KeyBank NA
1.65% due 02/01/18	1,300,000	1,303,763
Fifth Third Bank
1.45% due 02/28/18	1,250,000	1,245,548
Regions Financial Corp.
2.00% due 05/15/18	1,250,000	1,243,736
Jefferies Group LLC
5.13% due 04/13/18	1,170,000	1,238,107
Regions Bank
7.50% due 05/15/18	1,056,000	1,223,071
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,200,000	1,209,096
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,100,000	1,111,761
American Express Credit Corp.
2.13% due 07/27/18	1,050,000	1,067,184
Simon Property Group, LP
6.13% due 05/30/18	900,000	1,022,587
KeyCorp
2.30% due 12/13/18	1,000,000	1,015,450
SunTrust Banks, Inc.
2.35% due 11/01/18	1,000,000	1,014,941
Air Lease Corp.
2.13% due 01/15/18	1,000,000	998,750
Genworth Holdings, Inc.
6.52% due 05/22/18	950,000	988,533
Capital One Bank USA North America
2.15% due 11/21/18	750,000	755,618
Royal Bank of Scotland N.V.
4.65% due 06/04/18	700,000	734,426
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	700,000	704,138
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	631,935
Santander Bank North America
8.75% due 05/30/18	500,000	591,363
Santander Holdings USA, Inc.
3.45% due 08/27/18	500,000	521,382
Intercontinental Exchange, Inc.
2.50% due 10/15/18	500,000	512,568
Societe Generale S.A.
2.63% due 10/01/18	500,000	511,637
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	499,009

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 42.8% (continued)
Capital One NA
1.50% due 03/22/18	$500,000	$496,189
Private Export Funding Corp.
1.88% due 07/15/18	238,000	241,528
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	100,000	112,788
Total Financial		213,466,501
Consumer, Non-cyclical - 14.7%
PepsiCo, Inc.
5.00% due 06/01/18	2,900,000	3,217,227
7.90% due 11/01/18	2,475,000	3,012,751
Coca-Cola Co.
1.15% due 04/01/18	2,400,000	2,393,666
1.65% due 11/01/18	1,500,000	1,518,815
1.65% due 03/14/18	1,260,000	1,276,520
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	4,100,000	4,637,694
Philip Morris International, Inc.
5.65% due 05/16/18	4,055,000	4,588,605
Altria Group, Inc.
9.70% due 11/10/18	2,773,000	3,570,002
Merck & Company, Inc.
1.30% due 05/18/18	2,100,000	2,096,530
1.10% due 01/31/18	1,150,000	1,145,167
Johnson & Johnson
5.15% due 07/15/18	1,350,000	1,522,522
1.65% due 12/05/18	1,000,000	1,015,386
Medco Health Solutions, Inc.
7.13% due 03/15/18	1,960,000	2,266,303
Baxter International, Inc.
5.38% due 06/01/18	1,550,000	1,730,818
1.85% due 06/15/18	500,000	501,779
Sanofi
1.25% due 04/10/18	2,050,000	2,049,517
UnitedHealth Group, Inc.
6.00% due 02/15/18	1,800,000	2,040,596
Pfizer, Inc.
1.50% due 06/15/18	2,000,000	2,013,588
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,160,099
6.13% due 08/23/18	680,000	774,109
Anthem, Inc.
1.88% due 01/15/18	950,000	954,949
2.30% due 07/15/18	900,000	912,693
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,650,000	1,650,799
Kraft Foods Group, Inc.
6.13% due 08/23/18	1,450,000	1,649,106
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,420,000	1,590,382
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,500,000	1,526,981
Procter & Gamble Co.
1.60% due 11/15/18	1,500,000	1,516,569

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Stryker Corp.
1.30% due 04/01/18	$1,500,000	$1,490,085
AbbVie, Inc.
2.00% due 11/06/18	1,400,000	1,406,978
Medtronic, Inc.
1.38% due 04/01/18	1,400,000	1,399,674
ConAgra Foods, Inc.
1.90% due 01/25/18	1,400,000	1,398,905
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,200,000	1,384,201
Zoetis, Inc.
1.88% due 02/01/18	1,200,000	1,199,903
Humana, Inc.
7.20% due 06/15/18	1,000,000	1,164,530
Biogen Idec, Inc.
6.88% due 03/01/18	1,000,000	1,153,294
Amgen, Inc.
6.15% due 06/01/18	900,000	1,024,769
Mylan NV
2.60% due 06/24/18	1,000,000	1,016,509
Boston Scientific Corp.
2.65% due 10/01/18	1,000,000	1,014,571
Pharmacia Corp.
6.50% due 12/01/18	850,000	994,659
Diageo Capital plc
1.13% due 04/29/18	1,000,000	989,627
Edwards Lifesciences Corp.
2.88% due 10/15/18	880,000	904,300
Total System Services, Inc.
2.38% due 06/01/18	900,000	899,631
Kimberly-Clark Corp.
7.50% due 11/01/18	700,000	846,784
Anheuser-Busch Companies LLC
5.50% due 01/15/18	600,000	668,853
Sysco Corp.
5.25% due 02/12/18	600,000	661,757
McKesson Corp.
1.40% due 03/15/18	650,000	646,595
CR Bard, Inc.
1.38% due 01/15/18	600,000	595,772
Total Consumer, Non-cyclical		73,194,570
Communications - 8.3%
AT&T, Inc.
5.50% due 02/01/18	3,825,000	4,209,114
2.38% due 11/27/18	2,100,000	2,122,136
5.60% due 05/15/18	1,900,000	2,113,853
Verizon Communications, Inc.
3.65% due 09/14/18	4,600,000	4,878,046
5.50% due 02/15/18	1,300,000	1,444,771
6.10% due 04/15/18	988,000	1,117,577
Comcast Corp.
5.88% due 02/15/18	1,800,000	2,033,003
5.70% due 05/15/18	1,500,000	1,693,023
Time Warner Cable, Inc.
6.75% due 07/01/18	3,125,000	3,592,721

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 8.3% (continued)
Rogers Communications, Inc.
6.80% due 08/15/18	$2,050,000	$2,382,299
Vodafone Group plc
1.50% due 02/19/18	2,250,000	2,241,731
4.63% due 07/15/18	1,000,000	1,088,020
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,211,331
Telefonica Emisiones SAU
3.19% due 04/27/18	2,000,000	2,088,056
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,675,000	1,888,563
Deutsche Telekom International Finance BV	1,150,000	1,339,396
6.75% due 08/20/18
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	1,050,000	1,047,727
Historic TW, Inc.
6.88% due 06/15/18	850,000	985,825
Viacom, Inc.
2.50% due 09/01/18	900,000	918,200
Thomson Reuters Corp.
6.50% due 07/15/18	700,000	796,879
Expedia, Inc.
7.46% due 08/15/18	600,000	694,654
GTE Corp.
6.84% due 04/15/18	500,000	576,358
Total Communications		41,463,283
Energy - 7.5%
Shell International Finance BV
2.00% due 11/15/18	2,800,000	2,851,397
1.90% due 08/10/18	1,300,000	1,321,375
BP Capital Markets plc
1.38% due 05/10/18	1,800,000	1,787,321
2.24% due 09/26/18	1,500,000	1,525,053
Chevron Corp.
1.72% due 06/24/18	2,850,000	2,878,659
Total Capital Canada Ltd.
1.45% due 01/15/18	2,050,000	2,051,248
Suncor Energy, Inc.
6.1% due 06/01/18	1,775,000	2,010,175
TransCanada PipeLines Ltd.
6.50% due 08/15/18	1,560,000	1,793,953
Transocean, Inc.
6.00% due 03/15/18	1,810,000	1,752,364
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	1,470,000	1,619,478
Petroleos Mexicanos
5.75% due 03/01/18	1,450,000	1,591,375
Nabors Industries, Inc.
6.15% due 02/15/18	1,500,000	1,574,411
Total Capital S.A.
2.13% due 08/10/18	1,500,000	1,531,877

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 7.5% (continued)
Baker Hughes, Inc.
7.50% due 11/15/18	$1,150,000	$1,365,814
Marathon Oil Corp.
5.90% due 03/15/18	1,170,000	1,294,504
Petro-Canada	1,123,000	1,263,604
6.05% due 05/15/2018
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	1,096,000	1,172,720
Southwestern Energy Co.
7.50% due 02/01/18	1,029,000	1,157,563
EQT Corp.
6.50% due 04/01/18	1,000,000	1,105,171
Devon Energy Corp.
2.25% due 12/15/18	900,000	913,201
Weatherford International Ltd.
6.00% due 03/15/18	850,000	877,525
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	770,000	877,097
ConocoPhillips
5.20% due 05/15/18	786,000	873,631
Energy Transfer Partners, LP
6.70% due 07/01/18	703,000	796,668
Spectra Energy Capital LLC
6.20% due 04/15/18	600,000	666,516
Spectra Energy Partners, LP
2.95% due 09/25/18	500,000	516,336
Occidental Petroleum Corp.
1.50% due 02/15/18	400,000	400,442
Total Energy		37,569,478
Consumer, Cyclical - 6.5%
Ford Motor Credit Company LLC
5.00% due 05/15/18	3,200,000	3,501,250
2.38% due 01/16/18	2,000,000	2,036,602
2.88% due 10/01/18	1,500,000	1,547,852
Wal-Mart Stores, Inc.
5.80% due 02/15/18	2,170,000	2,458,342
1.13% due 04/11/18	1,850,000	1,847,597
1.95% due 12/15/18	1,400,000	1,429,771
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,000,000	3,058,812
1.38% due 01/10/18	650,000	652,945
General Motors Co.
3.50% due 10/02/18	2,300,000	2,380,500
Target Corp.
6.00% due 01/15/18	1,950,000	2,203,988
CVS Health Corp.
2.25% due 12/05/18	2,100,000	2,150,358
McDonald's Corp.
5.35% due 03/01/18	1,570,000	1,748,743
Home Depot, Inc.
2.25% due 09/10/18	1,500,000	1,546,581
American Honda Finance Corp.
2.13% due 10/10/18	1,362,000	1,380,413
General Motors Financial Company, Inc.
3.25% due 05/15/18	1,250,000	1,279,688

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Cyclical - 6.5% (continued)
Nordstrom, Inc.
6.25% due 01/15/18	$930,000	$1,050,068
Staples, Inc.
2.75% due 01/12/181	850,000	848,069
Best Buy Company, Inc.
5.00% due 08/01/18	800,000	840,000
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	504,302
Total Consumer, Cyclical		32,465,881
Technology - 5.9%
Apple, Inc.
1.00% due 05/03/18	6,100,000	6,054,196
International Business Machines Corp.
7.63% due 10/15/18	3,150,000	3,811,576
1.25% due 02/08/18	1,100,000	1,098,811
Oracle Corp.
5.75% due 04/15/18	3,860,000	4,370,736
EMC Corp.
1.88% due 06/01/18	4,200,000	4,223,356
Xerox Corp.
6.35% due 05/15/18	1,610,000	1,822,185
Computer Sciences Corp.
6.50% due 03/15/18	1,505,000	1,659,813
Microsoft Corp.
1.63% due 12/06/18	1,600,000	1,618,253
Hewlett-Packard Co.
5.50% due 03/01/18	1,350,000	1,499,531
Altera Corp.
2.50% due 11/15/18	1,000,000	1,024,472
Maxim Integrated Products, Inc.
2.50% due 11/15/18	900,000	912,839
Broadcom Corp.
2.70% due 11/01/18	750,000	770,294
Texas Instruments, Inc.
1.00% due 05/01/18	700,000	693,249
Total Technology		29,559,311
Industrial - 5.3%
John Deere Capital Corp.
5.75% due 09/10/18	1,300,000	1,481,403
1.95% due 12/13/18	1,150,000	1,171,215
5.35% due 04/03/18	600,000	670,526
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,300,000	1,453,619
7.05% due 10/01/18	900,000	1,060,556
Koninklijke Philips N.V.
5.75% due 03/11/18	1,920,000	2,151,675
Precision Castparts Corp.
1.25% due 01/15/18	1,800,000	1,788,543
Honeywell International, Inc.
5.30% due 03/01/18	1,560,000	1,740,191
Caterpillar, Inc.
7.90% due 12/15/18	1,350,000	1,639,840
CSX Corp.
6.25% due 03/15/18	1,320,000	1,495,120
Waste Management, Inc.
6.10% due 03/15/18	1,200,000	1,355,399

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.3% (continued)
CRH America, Inc.
8.13% due 07/15/18	$1,100,000	$1,316,651
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,125,000	1,305,666
Roper Industries, Inc.
2.05% due 10/01/18	1,250,000	1,253,099
Republic Services, Inc.
3.80% due 05/15/18	1,150,000	1,216,011
Northrop Grumman Corp.
1.75% due 06/01/18	1,200,000	1,201,585
United Parcel Service, Inc.
5.50% due 01/15/18	1,050,000	1,174,268
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,035,000	1,163,114
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,050,000	1,055,032
Norfolk Southern Corp.
5.75% due 04/01/18	825,000	925,797
Total Industrial		26,619,310
Utilities - 4.1%
Consolidated Edison Company of New York, Inc.
7.13% due 12/01/18	1,650,000	1,957,976
5.85% due 04/01/18	420,000	474,980
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,500,000	1,687,455
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,315,000	1,614,251
NiSource Finance Corp.
6.40% due 03/15/18	1,333,000	1,519,084
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,000,000	1,167,298
Commonwealth Edison Co.
5.80% due 03/15/18	1,020,000	1,150,047
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,120,414
Duke Energy Carolinas LLC
7.00% due 11/15/18	867,000	1,028,295
PacifiCorp
5.65% due 07/15/18	900,000	1,019,490
Duke Energy Florida, Inc.
5.65% due 06/15/18	900,000	1,018,318
Dominion Resources, Inc.
6.40% due 06/15/18	850,000	976,590
Nevada Power Co.
6.50% due 08/01/18	810,000	937,155
Virginia Electric & Power Co.
5.40% due 04/30/18	820,000	917,370
PECO Energy Co.
5.35% due 03/01/18	800,000	890,392

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Utilities - 4.1% (continued)
Southern Co.
2.45% due 09/01/18	$800,000	$822,147
FirstEnergy Corp.
2.75% due 03/15/18	750,000	765,015
Northern States Power Co.
5.25% due 03/01/18	585,000	652,168
TransAlta Corp.
6.65% due 05/15/18	450,000	496,685
Sempra Energy
6.15% due 06/15/18	265,000	300,440
Total Utilities		20,515,570
Basic Materials - 3.8%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	2,650,000	3,048,359
Freeport-McMoRan, Inc.
2.38% due 03/15/18	2,400,000	2,356,320
Rio Tinto Finance USA plc
2.25% due 12/14/18	2,300,000	2,321,599
International Paper Co.
7.95% due 06/15/18	1,760,000	2,068,333
EI du Pont de Nemours & Co.
6.00% due 07/15/18	1,710,000	1,952,231
CF Industries, Inc.
6.88% due 05/01/18	1,180,000	1,345,945
Alcoa, Inc.
6.75% due 07/15/18	1,140,000	1,291,881
Barrick North America Finance LLC
6.80% due 09/15/18	950,000	1,088,331
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,054,175
Teck Resources Ltd.
2.50% due 02/01/18	1,000,000	981,301
Nucor Corp.
5.85% due 06/01/18	775,000	866,941
Dow Chemical Co.
5.70% due 05/15/18	650,000	728,666
Total Basic Materials		19,104,082
Total Corporate Bonds
(Cost $490,879,117)		493,597,986

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.0%*
BNY Mellon Separately Managed Cash Collateral Account, 0.0882%	102,000	102,000
Total Securities Lending Collateral
(Cost $102,000)		102,000
Total Investments - 98.9%
(Cost $490,981,117)		$494,059,986
Other Assets & Liabilities, net - 1.1%		5,467,407
Total Net Assets - 100.0%		$499,527,393

*	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4.
2	Securities lending collateral — See Note 4.

B.V.	Limited Liability Company
NV	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 39.5%
Morgan Stanley
5.63% due 09/23/19	$2,600,000	$2,954,780
7.30% due 05/13/19	2,350,000	2,809,611
2.38% due 07/23/19	2,200,000	2,215,096
2.50% due 01/24/19	1,850,000	1,880,272
Bank of America Corp.
2.60% due 01/15/19	3,500,000	3,557,439
7.63% due 06/01/19	2,300,000	2,781,813
2.65% due 04/01/19	2,000,000	2,036,860
5.49% due 03/15/19	600,000	666,191
Citigroup, Inc.
8.50% due 05/22/19	2,227,000	2,774,178
2.50% due 07/29/19	2,000,000	2,025,050
2.55% due 04/08/19	1,900,000	1,933,005
JPMorgan Chase & Co.
6.30% due 04/23/19	2,950,000	3,428,794
2.20% due 10/22/19	2,100,000	2,099,542
2.35% due 01/28/19	1,000,000	1,014,954
Goldman Sachs Group, Inc.
7.50% due 02/15/19	3,000,000	3,586,661
2.63% due 01/31/19	2,000,000	2,035,784
Credit Suisse NY
2.30% due 05/28/19	2,750,000	2,771,045
5.30% due 08/13/19	600,000	678,161
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,658,550
2.50% due 02/20/19	1,500,000	1,530,737
Simon Property Group, LP
5.65% due 02/01/20	1,020,000	1,181,637
2.20% due 02/01/19	1,000,000	1,013,583
10.35% due 04/01/19	750,000	974,860
General Electric Capital Corp.
6.00% due 08/07/19	1,650,000	1,937,723
2.30% due 01/14/19	1,150,000	1,181,117
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,000,000	1,016,102
2.10% due 01/15/19	1,000,000	1,012,208
5.45% due 05/15/19	450,000	511,709
2.20% due 05/15/19	500,000	506,905
Royal Bank of Canada
2.20% due 09/23/19	1,500,000	1,517,256
2.15% due 03/15/19	1,500,000	1,516,538
Deutsche Bank AG
2.50% due 02/13/19	2,550,000	2,598,595
Wells Fargo & Co.
2.13% due 04/22/19	1,500,000	1,513,061
2.15% due 01/15/19	1,000,000	1,010,205
American Express Credit Corp.
2.13% due 03/18/19	1,500,000	1,510,451
2.25% due 08/15/19	1,000,000	1,009,318
Bank of Nova Scotia
2.05% due 06/05/19	1,500,000	1,502,129
2.13% due 09/11/19	1,000,000	1,010,559
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,900,000	2,224,336
Svenska Handelsbanken AB
2.50% due 01/25/19	2,000,000	2,044,533

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 39.5% (continued)
UBS AG
2.38% due 08/14/19	$2,000,000	$2,025,362
Toronto-Dominion Bank
2.13% due 07/02/19	1,500,000	1,517,396
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	1,500,000	1,517,067
BB&T Corp.
2.25% due 02/01/19	744,000	752,614
6.85% due 04/30/19	500,000	593,556
5.25% due 11/01/19	100,000	112,700
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	1,350,000	1,366,755
National City Corp.
6.88% due 05/15/19	1,150,000	1,355,784
Abbey National Treasury Services plc
2.35% due 09/10/19	1,250,000	1,266,113
PNC Bank North America
2.20% due 01/28/19	1,250,000	1,264,909
Private Export Funding Corp.
4.38% due 03/15/19	1,000,000	1,101,940
BlackRock, Inc.
5.00% due 12/10/19	950,000	1,079,642
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.87% due 03/15/19	1,000,000	1,031,300
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,020,070
BNP Paribas S.A.
2.45% due 03/17/191	1,000,000	1,018,348
Synchrony Financial
3.00% due 08/15/19	1,000,000	1,017,866
BPCE S.A.
2.50% due 07/15/19	1,000,000	1,015,590
US Bancorp
2.20% due 04/25/19	1,000,000	1,014,024
SunTrust Banks, Inc.
2.50% due 05/01/19	1,000,000	1,013,396
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	1,000,000	1,013,187
American International Group, Inc.
2.30% due 07/16/19	1,000,000	1,013,115
Capital One Financial Corp.
2.45% due 04/24/19	1,000,000	1,011,793
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,011,181
Aflac, Inc.
8.50% due 05/15/19	800,000	1,010,720
MetLife, Inc.
7.72% due 02/15/19	800,000	974,797
Prudential Financial, Inc.
7.38% due 06/15/19	800,000	966,942

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 39.5% (continued)
Berkshire Hathaway, Inc.
2.10% due 08/14/19	$900,000	$917,683
Capital One North America
2.40% due 09/05/19	900,000	903,969
Huntington National Bank
2.20% due 04/01/19	900,000	901,070
PNC Funding Corp.
6.70% due 06/10/19	700,000	831,208
American Express Co.
8.13% due 05/20/19	650,000	807,321
Health Care REIT, Inc.
4.13% due 04/01/19	600,000	643,268
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	600,000	641,028
Weyerhaeuser Co.
7.38% due 10/01/19	500,000	597,461
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	523,757
American Tower Corp.
3.40% due 02/15/19	500,000	512,550
Bank of Montreal
2.38% due 01/25/191	500,000	508,909
Lloyds Bank plc
2.35% due 09/05/19	500,000	505,028
Fifth Third Bancorp
2.30% due 03/01/19	500,000	504,212
Air Lease Corp.
3.38% due 01/15/19	420,000	430,500
Jefferies Group LLC
8.50% due 07/15/19	350,000	419,752
Lincoln National Corp.
8.75% due 07/01/19	328,000	411,515
MUFG Union Bank North America
2.25% due 05/06/19	400,000	402,107
Capital One Bank USA North America
8.80% due 07/15/19	315,000	391,881
HSBC USA, Inc.
2.25% due 06/23/19	350,000	352,077
Realty Income Corp.
6.75% due 08/15/19	274,000	322,005
Boston Properties, LP
5.88% due 10/15/19	250,000	289,443
ACE INA Holdings, Inc.
5.90% due 06/15/19	200,000	230,271
TD Ameritrade Holding Corp.
5.60% due 12/01/19	100,000	115,545
Total Financial		111,480,075
Consumer, Non-cyclical - 15.8%
Pfizer, Inc.
6.20% due 03/15/19	2,550,000	2,978,929
2.10% due 05/15/19	1,750,000	1,776,464

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	$2,150,000	$2,602,966
6.88% due 11/15/19	695,000	840,261
Novartis Securities Investment Ltd.
5.13% due 02/10/19	2,650,000	2,993,373
Amgen, Inc.
2.20% due 05/22/19	1,250,000	1,258,144
5.70% due 02/01/19	985,000	1,122,546
HCA, Inc.
3.75% due 03/15/19	1,500,000	1,535,625
4.25% due 10/15/19	500,000	518,125
Coca-Cola Co.
4.88% due 03/15/19	1,300,000	1,462,844
General Mills, Inc.
5.65% due 02/15/19	800,000	906,004
2.20% due 10/21/19	500,000	502,307
Procter & Gamble Co.
4.70% due 02/15/19	1,230,000	1,376,047
Altria Group, Inc.
9.25% due 08/06/19	1,057,000	1,360,844
Unilever Capital Corp.
2.20% due 03/06/19	1,000,000	1,019,014
4.80% due 02/15/19	200,000	222,939
Express Scripts Holding Co.
7.25% due 06/15/19	600,000	721,209
2.25% due 06/15/19	500,000	500,710
McKesson Corp.
2.28% due 03/15/19	1,100,000	1,109,280
Lorillard Tobacco Co.
8.13% due 06/23/19	900,000	1,099,091
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	950,000	1,079,889
Gilead Sciences, Inc.
2.05% due 04/01/19	1,000,000	1,012,545
UnitedHealth Group, Inc.
1.63% due 03/15/19	950,000	949,639
Mondelez International, Inc.
2.25% due 02/01/19	933,000	937,785
Anthem, Inc.
2.25% due 08/15/19	800,000	802,874
7.00% due 02/15/19	100,000	117,617
Tyson Foods, Inc.
2.65% due 08/15/19	900,000	919,607
Anheuser-Busch InBev Finance, Inc.
2.15% due 02/01/19	900,000	912,693
CareFusion Corp.
6.38% due 08/01/19	700,000	814,296
AstraZeneca plc
1.95% due 09/18/19	800,000	807,834
Abbott Laboratories
5.13% due 04/01/19	650,000	732,369
Baxter International, Inc.
4.50% due 08/15/19	600,000	666,634
Kellogg Co.
4.15% due 11/15/19	575,000	621,299

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Mead Johnson Nutrition Co.
4.90% due 11/01/19	$550,000	$609,866
Bottling Group LLC
5.13% due 01/15/19	500,000	563,277
Zimmer Holdings, Inc.
4.63% due 11/30/19	500,000	550,131
PepsiCo, Inc.
2.25% due 01/07/19	500,000	512,458
ADT Corp.
4.13% due 04/15/191	500,000	508,125
MasterCard, Inc.
2.00% due 04/01/19	500,000	507,764
Princeton University
4.95% due 03/01/19	450,000	507,422
Eli Lilly & Co.
1.95% due 03/15/19	500,000	505,733
Philip Morris International, Inc.
1.88% due 01/15/19	500,000	503,354
Mylan NV
2.55% due 03/28/19	500,000	502,022
Becton Dickinson and Co.
5.00% due 05/15/19	450,000	501,488
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	500,486
Safeway, Inc.
5.00% due 08/15/19	500,000	498,250
Actavis Funding SCS
2.45% due 06/15/19	500,000	497,077
Sysco Corp.
2.35% due 10/02/19	400,000	406,599
Kroger Co.
2.30% due 01/15/19	300,000	303,701
Celgene Corp.
2.25% due 05/15/19	300,000	301,979
Colgate-Palmolive Co.
1.75% due 03/15/19	103,000	103,501
Total Consumer, Non-cyclical		44,665,036
Energy - 10.7%
Shell International Finance BV
4.30% due 09/22/19	2,000,000	2,220,741
ConocoPhillips
5.75% due 02/01/19	1,880,000	2,154,823
Exxon Mobil Corp.
1.82% due 03/15/19	1,900,000	1,932,697
BP Capital Markets plc
4.75% due 03/10/19	850,000	936,856
2.24% due 05/10/19	900,000	907,254
Total Capital International S.A.
2.13% due 01/10/19	1,000,000	1,014,669
2.10% due 06/19/19	600,000	605,988
Enterprise Products Operating LLC
2.55% due 10/15/19	800,000	809,771
6.50% due 01/31/19	550,000	634,359
Halliburton Co.
6.15% due 09/15/19	1,123,000	1,314,611

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 10.7% (continued)
Chevron Corp.
4.95% due 03/03/19	$1,150,000	$1,295,044
Noble Energy, Inc.
8.25% due 03/01/19	1,075,000	1,293,245
Hess Corp.
8.13% due 02/15/19	1,069,000	1,281,860
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	650,000	652,523
9.00% due 02/01/19	500,000	611,811
Cenovus Energy, Inc.
5.70% due 10/15/19	1,098,000	1,221,075
Valero Energy Corp.
9.38% due 03/15/19	800,000	1,002,464
EQT Corp.
8.13% due 06/01/19	800,000	955,943
Weatherford International Ltd.
9.63% due 03/01/19	745,000	842,146
Husky Energy, Inc.
7.25% due 12/15/19	690,000	816,120
Encana Corp.
6.50% due 05/15/19	700,000	795,176
Rowan Companies, Inc.
7.88% due 08/01/19	700,000	780,898
Anadarko Petroleum Corp.
8.70% due 03/15/19	600,000	733,397
Spectra Energy Capital LLC
8.00% due 10/01/19	600,000	731,794
SESI LLC
6.38% due 05/01/19	694,000	700,940
Talisman Energy, Inc.
7.75% due 06/01/19	600,000	696,457
Devon Energy Corp.
6.30% due 01/15/19	550,000	635,180
TransCanada PipeLines Ltd.
7.13% due 01/15/19	460,000	542,065
EOG Resources, Inc.
5.63% due 06/01/19	450,000	509,792
Pride International, Inc.
8.50% due 06/15/19	350,000	416,528
ONEOK Partners, LP
8.63% due 03/01/19	325,000	383,547
Magellan Midstream Partners, LP
6.55% due 07/15/19	275,000	323,570
Enbridge Energy Partners, LP
9.88% due 03/01/19	232,000	291,336
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	200,000	222,109
Total Energy		30,266,789
Communications - 10.0%
Time Warner Cable, Inc.
8.25% due 04/01/19	2,030,000	2,481,731
8.75% due 02/14/19	1,000,000	1,236,549
Cisco Systems, Inc.
4.95% due 02/15/19	1,650,000	1,860,287
2.13% due 03/01/19	1,700,000	1,732,742

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Communications - 10.0% (continued)
AT&T, Inc.
5.80% due 02/15/19	$2,450,000	$2,773,277
2.30% due 03/11/191	800,000	802,762
Verizon Communications, Inc.
6.35% due 04/01/19	1,650,000	1,921,790
2.55% due 06/17/19	1,000,000	1,018,349
Orange S.A.
5.38% due 07/08/19	1,400,000	1,590,964
2.75% due 02/06/19	300,000	309,538
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	1,100,000	1,261,338
Walt Disney Co.
1.85% due 05/30/19	800,000	806,035
5.50% due 03/15/19	350,000	400,499
Telefonica Emisiones SAU
5.88% due 07/15/19	1,000,000	1,159,867
Vodafone Group plc
5.45% due 06/10/19	1,000,000	1,134,919
Telecom Italia Capital S.A.
7.18% due 06/18/19	850,000	986,000
Comcast Corp.
5.70% due 07/01/19	750,000	867,278
21st Century Fox America, Inc.
6.90% due 03/01/19	700,000	830,231
eBay, Inc.
2.20% due 08/01/19	800,000	799,502
Viacom, Inc.
5.63% due 09/15/19	600,000	677,513
British Telecommunications plc
2.35% due 02/14/19	600,000	606,904
Deutsche Telekom International Finance BV
6.00% due 07/08/19	500,000	585,203
Discovery Communications LLC
5.63% due 08/15/19	500,000	569,104
America Movil SAB de CV
5.00% due 10/16/19	500,000	562,400
Omnicom Group, Inc.
6.25% due 07/15/19	400,000	462,806
Thomson Reuters Corp.
4.70% due 10/15/19	300,000	329,551
Time Warner, Inc.
2.10% due 06/01/19	300,000	301,823
CBS Corp.
2.30% due 08/15/19	300,000	298,681
Total Communications		28,367,643
Industrial - 6.7%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	850,000	1,016,599
2.10% due 06/09/19	800,000	811,292
Burlington Northern Santa Fe LLC
4.70% due 10/01/191	1,050,000	1,177,753
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,150,000	1,164,397

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 6.7% (continued)
L-3 Communications Corp.
5.20% due 10/15/19	$1,000,000	$1,110,275
Deere & Co.
4.38% due 10/16/19	1,000,000	1,104,000
Illinois Tool Works, Inc.
6.25% due 04/01/19	900,000	1,043,607
John Deere Capital Corp.
2.30% due 09/16/19	500,000	509,418
2.25% due 04/17/19	500,000	508,298
United Technologies Corp.
6.13% due 02/01/19	850,000	993,921
Boeing Co.
6.00% due 03/15/19	800,000	931,428
United Parcel Service, Inc.
5.13% due 04/01/19	800,000	908,279
Honeywell International, Inc.
5.00% due 02/15/19	800,000	899,562
Lockheed Martin Corp.
4.25% due 11/15/19	800,000	872,985
FedEx Corp.
8.00% due 01/15/19	700,000	853,946
Canadian National Railway Co.
5.55% due 03/01/19	700,000	798,790
Amphenol Corp.
2.55% due 01/30/19	730,000	744,846
Danaher Corp.
5.40% due 03/01/19	600,000	682,222
Republic Services, Inc.
5.50% due 09/15/19	550,000	622,153
3M Co.
1.63% due 06/15/19	500,000	498,358
CSX Corp.
7.38% due 02/01/19	400,000	480,354
Boeing Capital Corp.
4.70% due 10/27/19	350,000	391,487
Emerson Electric Co.
4.88% due 10/15/19	300,000	336,775
Norfolk Southern Corp.
5.90% due 06/15/19	200,000	231,175
Northrop Grumman Corp.
5.05% due 08/01/19	200,000	223,375
Roper Industries, Inc.
6.25% due 09/01/19	100,000	115,631
Total Industrial		19,030,926
Technology - 4.9%
Oracle Corp.
5.00% due 07/08/19	1,600,000	1,808,373
2.38% due 01/15/19	1,500,000	1,539,698
2.25% due 10/08/19	1,500,000	1,528,980
International Business Machines Corp.
8.38% due 11/01/19	900,000	1,156,974
1.95% due 02/12/19	500,000	507,426
1.88% due 05/15/19	400,000	404,775
Apple, Inc.
2.10% due 05/06/19	1,900,000	1,938,587
Hewlett-Packard Co.
2.75% due 01/14/19	1,100,000	1,127,411

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Technology - 4.9% (continued)
Microsoft Corp.
4.20% due 06/01/19	$950,000	$1,051,926
Xerox Corp.
5.63% due 12/15/19	750,000	846,848
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	792,582
CA, Inc.
5.38% due 12/01/19	700,000	782,629
Xilinx, Inc.
2.13% due 03/15/19	300,000	300,580
Total Technology		13,786,789
Basic Materials - 4.5%
Dow Chemical Co.
8.55% due 05/15/19	2,050,000	2,563,018
LyondellBasell Industries N.V.
5.00% due 04/15/19	2,000,000	2,208,716
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	1,200,000	1,526,640
Newmont Mining Corp.
5.13% due 10/01/19	800,000	878,622
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	650,000	762,454
Barrick Gold Corp.
6.95% due 04/01/19	650,000	754,287
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	686,340
Alcoa, Inc.
5.72% due 02/23/19	550,000	608,739
Agrium, Inc.
6.75% due 01/15/19	500,000	581,297
Praxair, Inc.
4.50% due 08/15/19	525,000	579,931
International Paper Co.
9.38% due 05/15/19	400,000	509,542
Teck Resources Ltd.
3.00% due 03/01/191	350,000	341,687
Monsanto Co.
2.13% due 07/15/19	300,000	303,381
Lubrizol Corp.
8.88% due 02/01/19	230,000	287,040
Total Basic Materials		12,591,694
Consumer, Cyclical - 4.3%
Toyota Motor Credit Corp.
2.13% due 07/18/19	1,241,000	1,264,454
2.10% due 01/17/19	400,000	407,099
Walgreen Co.
5.25% due 01/15/19	1,100,000	1,235,989
General Motors Financial Company, Inc.
3.50% due 07/10/19	1,000,000	1,029,710
Ford Motor Credit Company LLC
2.38% due 03/12/19	1,000,000	1,013,464
Costco Wholesale Corp.
1.70% due 12/15/19	950,000	948,919
Lowe's Companies, Inc.
4.63% due 04/15/20	800,000	886,274

	Face Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Cyclical - 4.3% (continued)
Marriott International, Inc.
3.00% due 03/01/19	$800,000	$826,239
Home Depot, Inc.
2.00% due 06/15/19	800,000	813,763
CVS Health Corp.
2.25% due 08/12/19	500,000	508,445
6.60% due 03/15/19	200,000	234,575
Target Corp.
2.30% due 06/26/19	700,000	716,654
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	653,782
International Game Technology
7.50% due 06/15/19	550,000	588,687
American Honda Finance Corp.
2.25% due 08/15/19	500,000	509,042
Mattel, Inc.
2.35% due 05/06/19	400,000	400,315
Total Consumer, Cyclical		12,037,411
Utilities - 2.5%
Exelon Generation Company LLC
5.20% due 10/01/19	900,000	996,308
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	700,000	800,981
Dominion Resources, Inc.
5.20% due 08/15/19	700,000	788,981
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	773,686
Xcel Energy, Inc.
4.70% due 05/15/20	625,000	696,191
Sempra Energy
9.80% due 02/15/19	500,000	644,116
Consumers Energy Co.
6.70% due 09/15/19	502,000	599,871
Duke Energy Progress, Inc.
5.30% due 01/15/19	513,000	579,211
Georgia Power Co.
4.25% due 12/01/19	300,000	332,323
Nevada Power Co.
7.13% due 03/15/19	250,000	298,884
Arizona Public Service Co.
8.75% due 03/01/19	200,000	252,292
NiSource Finance Corp.
6.80% due 01/15/19	150,000	176,794
Duke Energy Corp.
5.05% due 09/15/19	100,000	112,479
Total Utilities		7,052,117
Total Corporate Bonds
(Cost $277,263,421)		279,278,480

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	2,961,445	$2,961,445
Total Securities Lending Collateral
(Cost $2,961,445)		2,961,445

Total Investments - 99.9%
(Cost $280,224,866)		$282,239,925
Other Assets & Liabilities, net - 0.1%		148,295
Total Net Assets - 100.0%		$282,388,220

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 —- See Note 4.
2	Securities lending collateral — See Note 4.

N.V.	Publicly Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 32.7%
JPMorgan Chase & Co.
4.25% due 10/15/20	$3,790,000	$4,145,256
4.40% due 07/22/20	3,000,000	3,297,312
4.95% due 03/25/20	1,800,000	2,018,781
General Electric Capital Corp.
4.38% due 09/16/20	2,800,000	3,114,130
5.50% due 01/08/20	2,600,000	3,012,274
5.55% due 05/04/20	1,800,000	2,109,263
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,000,000	4,533,391
6.00% due 06/15/20	2,550,000	2,976,503
Morgan Stanley
5.50% due 01/26/20	2,650,000	3,016,039
5.50% due 07/24/20	2,450,000	2,801,773
Bank of America Corp.
5.63% due 07/01/20	3,850,000	4,433,841
Barclays Bank plc
5.13% due 01/08/20	1,850,000	2,097,343
5.14% due 10/14/20	1,850,000	2,056,562
Credit Suisse NY
5.40% due 01/14/20	2,240,000	2,521,359
4.38% due 08/05/20	1,250,000	1,375,758
American International Group, Inc.
6.40% due 12/15/20	1,550,000	1,890,696
3.38% due 08/15/20	1,500,000	1,589,628
HCP, Inc.
5.38% due 02/01/21	1,950,000	2,189,430
2.63% due 02/01/20	750,000	751,979
Nomura Holdings, Inc.
6.70% due 03/04/20	2,400,000	2,871,316
Citigroup, Inc.
5.37% due 08/09/20	2,150,000	2,453,266
UBS AG/Stamford CT
4.88% due 08/04/20	2,100,000	2,373,342
PNC Funding Corp.
5.13% due 02/08/20	1,350,000	1,535,819
4.38% due 08/11/20	700,000	773,638
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	2,100,000	2,254,875
Royal Bank of Scotland plc
5.63% due 08/24/20	1,800,000	2,088,531
HSBC Bank USA North America
4.88% due 08/24/20	1,500,000	1,667,368
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	916,638
4.50% due 11/15/20	600,000	665,362
ERP Operating, LP
4.75% due 07/15/20	1,300,000	1,442,184
Lazard Group LLC
4.25% due 11/14/20	1,250,000	1,332,894
Manulife Financial Corp.
4.90% due 09/17/20	1,200,000	1,331,776
Northern Trust Corp.
3.45% due 11/04/20	1,200,000	1,291,110

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 32.7% (continued)
Simon Property Group, LP
4.38% due 03/01/21	$1,000,000	$1,107,650
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	895,349
HSBC USA, Inc.
5.00% due 09/27/20	800,000	884,881
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	750,000	835,397
Ameriprise Financial, Inc.
5.30% due 03/15/20	700,000	802,990
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	750,000	785,272
American Tower Corp.
5.05% due 09/01/20	700,000	765,124
Boston Properties, LP
5.63% due 11/15/20	650,000	750,883
Charles Schwab Corp.
4.45% due 07/22/20	650,000	718,879
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	600,000	683,712
Aon Corp.
5.00% due 09/30/20	600,000	678,404
Travelers Companies, Inc.
3.90% due 11/01/20	550,000	597,197
AEGON Funding Company LLC
5.75% due 12/15/20	500,000	576,961
CNA Financial Corp.
5.88% due 08/15/20	500,000	575,677
Bank of New York Mellon Corp.
4.60% due 01/15/20	500,000	558,856
Digital Realty Trust, LP
5.88% due 02/01/201	350,000	394,666
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	200,000	201,313
Prologis, LP
6.88% due 03/15/20	91,000	107,110
Total Financial		84,849,758
Consumer, Non-cyclical - 18.8%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	3,350,000	3,853,890
5.00% due 04/15/20	1,830,000	2,080,811
HCA, Inc.
6.50% due 02/15/20	3,700,000	4,218,000
Coca-Cola Co.
3.15% due 11/15/20	1,600,000	1,698,164
2.45% due 11/01/20	1,500,000	1,544,475
PepsiCo, Inc.
4.50% due 01/15/20	1,380,000	1,544,232
3.13% due 11/01/20	950,000	1,000,914
Mondelez International, Inc.
5.38% due 02/10/20	2,200,000	2,520,428

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 18.8% (continued)
Medtronic, Inc.
4.13% due 03/15/21	$1,150,000	$1,252,778
4.45% due 03/15/20	1,100,000	1,222,528
Kraft Foods Group, Inc.
5.38% due 02/10/20	1,600,000	1,812,643
Kellogg Co.
4.00% due 12/15/20	1,650,000	1,777,350
Merck & Company, Inc.
3.88% due 01/15/21	1,600,000	1,750,829
Philip Morris International, Inc.
4.50% due 03/26/20	1,250,000	1,397,795
Novartis Capital Corp.
4.40% due 04/24/20	1,150,000	1,291,620
Life Technologies Corp.
6.00% due 03/01/20	1,110,000	1,276,925
Amgen, Inc.
3.45% due 10/01/20	1,200,000	1,271,179
McKesson Corp.
4.75% due 03/01/21	1,000,000	1,108,732
Boston Scientific Corp.
6.00% due 01/15/20	950,000	1,089,177
Moody's Corp.
5.50% due 09/01/20	850,000	974,233
Aetna, Inc.
3.95% due 09/01/20	900,000	966,351
Lorillard Tobacco Co.
6.88% due 05/01/20	800,000	952,366
Kroger Co.
6.15% due 01/15/20	800,000	935,530
Allergan, Inc.
3.38% due 09/15/20	900,000	922,403
Diageo Capital plc
4.83% due 07/15/20	800,000	904,734
Anthem, Inc.
4.35% due 08/15/20	800,000	880,074
Covidien International Finance S.A.
4.20% due 06/15/20	800,000	876,617
Medco Health Solutions, Inc.
4.13% due 09/15/20	800,000	857,847
Abbott Laboratories, Inc.
4.13% due 05/27/20	700,000	774,803
Coca-Cola Enterprises, Inc.
3.50% due 09/15/20	700,000	737,622
Becton Dickinson and Co.
3.25% due 11/12/20	700,000	726,166
CR Bard, Inc.
4.40% due 01/15/21	600,000	659,581
Laboratory Corporation of America Holdings
4.63% due 11/15/20	600,000	655,793
Stryker Corp.
4.38% due 01/15/20	600,000	655,530
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	500,000	556,530
Cardinal Health, Inc.
4.63% due 12/15/20	500,000	552,877

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 18.8% (continued)
Celgene Corp.
3.95% due 10/15/20	$500,000	$538,976
Johnson & Johnson
2.95% due 09/01/20	450,000	471,060
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	382,031
Total Consumer, Non-cyclical		48,693,594
Communications - 13.5%
Verizon Communications, Inc.
4.50% due 09/15/20	4,650,000	5,118,795
2.63% due 02/21/202	4,000,000	4,040,980
Cisco Systems, Inc.
4.45% due 01/15/20	3,200,000	3,582,912
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.20% due 03/15/20	1,350,000	1,519,607
4.60% due 02/15/21	1,200,000	1,306,942
Time Warner Cable, Inc.
5.00% due 02/01/20	2,050,000	2,280,823
4.13% due 02/15/21	490,000	522,161
America Movil SAB de CV
5.00% due 03/30/20	2,400,000	2,721,000
NBCUniversal Media LLC
5.15% due 04/30/20	2,250,000	2,592,549
Comcast Corp.
5.15% due 03/01/20	1,900,000	2,181,058
Discovery Communications LLC
5.05% due 06/01/20	1,750,000	1,947,444
Telefonica Emisiones SAU
5.13% due 04/27/20	1,440,000	1,629,910
Time Warner, Inc.
4.88% due 03/15/20	1,400,000	1,573,529
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,101,144
Expedia, Inc.
5.95% due 08/15/20	750,000	843,374
Symantec Corp.
4.20% due 09/15/20	800,000	834,691
CBS Corp.
5.75% due 04/15/20	600,000	688,862
eBay, Inc.
3.25% due 10/15/20	500,000	511,646
Total Communications		34,997,427
Energy - 11.7%
Kinder Morgan Energy Partners, LP
6.50% due 04/01/20	925,000	1,064,592
5.30% due 09/15/20	850,000	943,464
6.85% due 02/15/20	800,000	937,612
Williams Partners, LP
5.25% due 03/15/20	1,950,000	2,149,634
4.13% due 11/15/20	500,000	523,769
Total Capital S.A.
4.45% due 06/24/20	2,300,000	2,560,365
Occidental Petroleum Corp.
4.10% due 02/01/21	2,200,000	2,396,644

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 11.7% (continued)
BP Capital Markets plc
4.50% due 10/01/20	$1,850,000	$2,045,996
Enterprise Products Operating LLC
5.20% due 09/01/20	1,100,000	1,248,212
5.25% due 01/31/20	600,000	677,944
Chevron Corp.
2.43% due 06/24/20	1,500,000	1,539,137
Pride International, Inc.
6.88% due 08/15/20	1,300,000	1,479,595
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	800,000	909,524
5.00% due 02/01/21	500,000	558,792
ConocoPhillips
6.00% due 01/15/20	1,150,000	1,344,724
Valero Energy Corp.
6.13% due 02/01/20	1,050,000	1,203,091
EOG Resources, Inc.
4.40% due 06/01/20	800,000	883,125
2.45% due 04/01/20	300,000	302,505
TransCanada PipeLines Ltd.
3.80% due 10/01/20	1,050,000	1,119,215
Energy Transfer Partners, LP
4.15% due 10/01/20	1,000,000	1,047,115
Buckeye Partners, LP
4.88% due 02/01/21	950,000	1,010,036
Shell International Finance BV
4.38% due 03/25/20	900,000	1,006,720
Enbridge Energy Partners, LP
5.20% due 03/15/20	900,000	986,755
Transocean, Inc.
6.50% due 11/15/201	1,000,000	891,021
Weatherford International Ltd.
5.13% due 09/15/20	850,000	808,710
Nabors Industries, Inc.
5.00% due 09/15/20	800,000	784,722
Total Energy		30,423,019
Consumer, Cyclical - 5.6%
Wal-Mart Stores, Inc.
3.63% due 07/08/20	2,150,000	2,326,815
3.25% due 10/25/20	2,100,000	2,254,486
Ford Motor Credit Company LLC
8.13% due 01/15/20	1,700,000	2,134,001
Target Corp.
3.88% due 07/15/20	1,150,000	1,262,531
Carnival Corp.
3.95% due 10/15/20	900,000	955,821
Best Buy Company, Inc.
5.50% due 03/15/211	850,000	891,225
Johnson Controls, Inc.
5.00% due 03/30/20	800,000	888,876
O'Reilly Automotive, Inc.
4.88% due 01/14/21	700,000	780,338
AutoZone, Inc.
4.00% due 11/15/20	700,000	750,999

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 5.6% (continued)
Toyota Motor Credit Corp.
4.50% due 06/17/20	$650,000	$725,072
Home Depot, Inc.
3.95% due 09/15/20	500,000	552,193
Nordstrom, Inc.
4.75% due 05/01/20	450,000	504,729
Newell Rubbermaid, Inc.
4.70% due 08/15/20	350,000	380,798
Total Consumer, Cyclical		14,407,884
Basic Materials - 5.1%
Dow Chemical Co.
4.25% due 11/15/20	2,250,000	2,467,871
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	1,700,000	1,773,100
CF Industries, Inc.
7.13% due 05/01/20	1,341,000	1,618,085
Alcoa, Inc.
6.15% due 08/15/20	1,370,000	1,558,083
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,400,000	1,476,117
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,300,000	1,453,244
Freeport-McMoRan, Inc.
3.10% due 03/15/201	1,300,000	1,249,463
Plum Creek Timberlands, LP
4.70% due 03/15/21	900,000	989,524
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	450,000	502,101
PPG Industries, Inc.
3.60% due 11/15/20	200,000	210,688
Total Basic Materials		13,298,276
Industrial - 4.7%
L-3 Communications Corp.
4.75% due 07/15/20	1,250,000	1,346,372
4.95% due 02/15/21	895,000	989,159
Raytheon Co.
3.13% due 10/15/20	1,400,000	1,457,503
4.40% due 02/15/20	700,000	771,989
United Technologies Corp.
4.50% due 04/15/20	1,750,000	1,961,209
Republic Services, Inc.
5.00% due 03/01/20	802,000	893,560
Waste Management, Inc.
4.75% due 06/30/20	800,000	891,488
Masco Corp.
7.13% due 03/15/20	750,000	880,575
John Deere Capital Corp.
1.70% due 01/15/20	850,000	838,437
Union Pacific Corp.
4.00% due 02/01/21	700,000	773,950
CSX Corp.
3.70% due 10/30/20	700,000	750,728
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	601,121

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 4.7% (continued)
Boeing Co.
4.88% due 02/15/20	$100,000	$114,825
Total Industrial		12,270,916
Technology - 4.1%
EMC Corp.
2.65% due 06/01/20	2,850,000	2,901,102
Hewlett-Packard Co.
3.75% due 12/01/20	2,200,000	2,314,286
Oracle Corp.
3.88% due 07/15/20	1,300,000	1,416,129
Microsoft Corp.
3.00% due 10/01/20	1,300,000	1,380,630
International Business Machines Corp.
1.63% due 05/15/20	1,300,000	1,282,713
Adobe Systems, Inc.
4.75% due 02/01/20	1,000,000	1,116,789
Seagate HDD Cayman
6.88% due 05/01/20	270,000	281,475
Total Technology		10,693,124
Utilities - 2.5%
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	950,000	1,056,039

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 2.5% (continued)
Exelon Generation Company LLC
4.00% due 10/01/20	$992,000	$1,052,260
Pacific Gas & Electric Co.
3.50% due 10/01/20	906,000	950,589
Constellation Energy Group, Inc.
5.15% due 12/01/20	813,000	912,746
Commonwealth Edison Co.
4.00% due 08/01/20	800,000	868,154
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	650,765
NiSource Finance Corp.
5.45% due 09/15/20	450,000	515,797
Progress Energy, Inc.
4.40% due 01/15/21	370,000	409,716
Total Utilities		6,416,066
Total Corporate Bonds
(Cost $252,386,338)		256,050,064

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%

BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	2,850,000	2,850,000
Total Securities Lending Collateral
(Cost $2,850,000)		2,850,000
Total Investments - 99.8%
(Cost $255,236,338)		$258,900,064
Other Assets & Liabilities, net - 0.2%		430,117
Total Net Assets - 100.0%		$259,330,181

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities in $4,040,980 (cost $4,010,338), or 1.6% of total net assets..
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2020.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5%
Financial - 33.4%
General Electric Capital Corp.
4.65% due 10/17/21	$1,700,000	$1,930,500
4.63% due 01/07/21	1,050,000	1,184,559
5.30% due 02/11/21	975,000	1,124,738
Morgan Stanley
5.75% due 01/25/21	1,399,000	1,628,720
5.50% due 07/28/21	1,200,000	1,389,006
JPMorgan Chase & Co.
4.63% due 05/10/21	1,400,000	1,557,965
4.35% due 08/15/21	1,100,000	1,205,040
Wells Fargo & Co.
4.60% due 04/01/21	1,800,000	2,012,900
3.00% due 01/22/21	450,000	465,240
Goldman Sachs Group, Inc.
5.25% due 07/27/21	2,000,000	2,272,607
HSBC Finance Corp.
6.68% due 01/15/21	1,850,000	2,214,779
Bank of America Corp.
5.00% due 05/13/21	1,250,000	1,414,034
5.88% due 01/05/21	665,000	778,087
BNP Paribas S.A.
5.00% due 01/15/21	1,800,000	2,048,745
HSBC Holdings plc
5.10% due 04/05/21	1,350,000	1,535,177
Bank of New York Mellon Corp.
3.55% due 09/23/21	1,075,000	1,142,392
4.15% due 02/01/21	300,000	329,568
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.75% due 06/01/21	700,000	766,530
4.25% due 03/01/22	200,000	213,191
Bank of Nova Scotia
2.80% due 07/21/21	750,000	761,705
4.38% due 01/13/21	100,000	110,618
MetLife, Inc.
4.75% due 02/08/21	700,000	792,249
Capital One Financial Corp.
4.75% due 07/15/21	700,000	782,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	650,000	725,430
American Tower Corp.
5.90% due 11/01/21	350,000	400,743
3.45% due 09/15/21	250,000	250,522
Boston Properties, LP
4.13% due 05/15/21	600,000	648,125
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	550,000	620,489
Lloyds Bank plc
6.38% due 01/21/21	500,000	605,349
Simon Property Group, LP
4.13% due 12/01/21	550,000	602,600
Synchrony Financial
3.75% due 08/15/21	500,000	518,458
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	513,337

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Financial - 33.4% (continued)
Discover Bank/Greenwood DE
3.20% due 08/09/21	$500,000	$513,166
Jefferies Group LLC
6.88% due 04/15/21	450,000	511,493
KeyCorp
5.10% due 03/24/21	450,000	511,443
Kimco Realty Corp.
3.20% due 05/01/21	500,000	509,599
Capital One North America/Mclean VA
2.95% due 07/23/21	500,000	506,935
US Bancorp
4.13% due 05/24/21	450,000	496,256
Royal Bank of Scotland plc
6.13% due 01/11/21	400,000	478,606
BlackRock, Inc.
4.25% due 05/24/21	350,000	390,321
ERP Operating, LP
4.63% due 12/15/21	350,000	389,273
Genworth Holdings, Inc.
7.63% due 09/24/21	350,000	369,012
Health Care REIT, Inc.
5.25% due 01/15/22	300,000	336,812
Prologis, LP
3.35% due 02/01/21	250,000	258,780
Air Lease Corp.
3.88% due 04/01/21	250,000	258,750
Willis Group Holdings plc
5.75% due 03/15/21	200,000	226,073
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	200,000	223,666
State Street Corp.
4.38% due 03/07/21	200,000	222,396
Progressive Corp.
3.75% due 08/23/21	200,000	216,904
Berkshire Hathaway, Inc.
3.75% due 08/15/21	100,000	109,538
Northern Trust Corp.
3.38% due 08/23/21	50,000	53,415
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	27,000	27,414
Total Financial		39,155,987
Consumer, Non-cyclical - 12.2%
Amgen, Inc.
3.88% due 11/15/21	950,000	1,021,001
4.10% due 06/15/21	500,000	542,055
Sanofi
4.00% due 03/29/21	1,200,000	1,317,955
Gilead Sciences, Inc.
4.40% due 12/01/21	700,000	779,252
4.50% due 04/01/21	300,000	336,318
Coca-Cola Co.
3.30% due 09/01/21	800,000	853,309
Unilever Capital Corp.
4.25% due 02/10/21	700,000	783,758

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Non-cyclical - 12.2% (continued)
Altria Group, Inc.
4.75% due 05/05/21	$700,000	$781,247
Becton Dickinson and Co.
3.13% due 11/08/21	700,000	716,986
Express Scripts Holding Co.
4.75% due 11/15/21	575,000	642,470
Philip Morris International, Inc.
2.90% due 11/15/21	600,000	615,542
ADT Corp.
6.25% due 10/15/211	500,000	542,500
PepsiCo, Inc.
3.00% due 08/25/21	500,000	520,799
Sysco Corp.
3.00% due 10/02/21	500,000	516,358
Kroger Co.
3.30% due 01/15/21	450,000	467,838
Cigna Corp.
4.00% due 02/15/22	400,000	437,402
Campbell Soup Co.
4.25% due 04/15/21	400,000	433,902
General Mills, Inc.
3.15% due 12/15/21	400,000	412,346
Coventry Health Care, Inc.
5.45% due 06/15/21	350,000	405,690
Aetna, Inc.
4.13% due 06/01/21	350,000	378,990
Anthem, Inc.
3.70% due 08/15/21	350,000	369,349
UnitedHealth Group, Inc.
3.38% due 11/15/21	300,000	318,622
AmerisourceBergen Corp.
3.50% due 11/15/21	300,000	315,117
JM Smucker Co.
3.50% due 10/15/21	300,000	315,113
Archer-Daniels-Midland Co.
4.48% due 03/01/21	200,000	222,254
Quest Diagnostics, Inc.
4.70% due 04/01/21	200,000	219,277
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	100,000	110,827
Total Consumer, Non-cyclical		14,376,277
Communications - 12.0%
Verizon Communications, Inc.
3.50% due 11/01/21	1,100,000	1,146,129
4.60% due 04/01/21	650,000	718,577
3.45% due 03/15/21	400,000	416,823
AT&T, Inc.
4.45% due 05/15/21	800,000	866,317
3.88% due 08/15/21	500,000	525,027
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.00% due 03/01/21	1,050,000	1,165,919
NBCUniversal Media LLC
4.38% due 04/01/21	900,000	1,000,463
Telefonica Emisiones SAU
5.46% due 02/16/21	800,000	918,336

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Communications - 12.0% (continued)
Time Warner, Inc.
4.70% due 01/15/21	$500,000	$559,647
4.75% due 03/29/21	300,000	335,910
WPP Finance 2010
4.75% due 11/21/21	700,000	785,509
Viacom, Inc.
4.50% due 03/01/21	500,000	541,001
3.88% due 12/15/21	200,000	208,974
Time Warner Cable, Inc.
4.00% due 09/01/21	700,000	742,934
Walt Disney Co.
2.75% due 08/16/21	600,000	618,107
3.75% due 06/01/21	100,000	108,537
Orange S.A.
4.13% due 09/14/21	500,000	545,358
Qwest Corp.
6.75% due 12/01/21	450,000	520,016
Cisco Systems, Inc.
2.90% due 03/04/21	500,000	519,627
eBay, Inc.
2.88% due 08/01/21	500,000	494,511
Discovery Communications LLC
4.38% due 06/15/21	350,000	375,282
21st Century Fox America, Inc.
4.50% due 02/15/21	300,000	330,961
Vodafone Group plc
4.38% due 03/16/21	300,000	330,617
Google, Inc.
3.63% due 05/19/21	300,000	327,086
Total Communications		14,101,668
Energy - 10.1%
BP Capital Markets plc
4.74% due 03/11/21	700,000	779,961
3.56% due 11/01/21	700,000	736,719
Energy Transfer Partners, LP
5.20% due 02/01/22	650,000	716,485
4.65% due 06/01/21	200,000	214,470
Ensco plc
4.70% due 03/15/21	900,000	925,931
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	500,000	507,003
5.00% due 10/01/21	350,000	379,259
SESI LLC
7.13% due 12/15/21	760,000	765,700
Noble Energy, Inc.
4.15% due 12/15/21	700,000	749,266
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	731,885
Equities Corp.
4.88% due 11/15/21	600,000	630,016
Apache Corp.
3.63% due 02/01/21	500,000	527,481
Total Capital S.A.
4.13% due 01/28/21	250,000	275,401
4.25% due 12/15/21	200,000	221,377
Nabors Industries, Inc.
4.63% due 09/15/21	500,000	483,714

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Energy - 10.1% (continued)
Total Capital International S.A.
2.75% due 06/19/21	$400,000	$411,122
Williams Partners, LP
4.00% due 11/15/21	400,000	410,756
Transocean, Inc.
6.38% due 12/15/21	450,000	397,646
Talisman Energy, Inc.
3.75% due 02/01/21	400,000	395,712
Enbridge Energy Partners, LP
4.20% due 09/15/21	300,000	313,326
Western Gas Partners, LP
5.38% due 06/01/21	200,000	223,374
Magellan Midstream Partners, LP
4.25% due 02/01/21	200,000	217,794
EOG Resources, Inc.
4.10% due 02/01/21	200,000	214,873
Devon Energy Corp.
4.00% due 07/15/21	200,000	214,859
Canadian Natural Resources Ltd.
3.45% due 11/15/21	200,000	202,207
Encana Corp.
3.90% due 11/15/21	100,000	103,303
Baker Hughes, Inc.
3.20% due 08/15/21	100,000	102,839
Total Energy		11,852,479
Consumer, Cyclical - 7.6%
Ford Motor Credit Company LLC
5.88% due 08/02/21	900,000	1,064,563
5.75% due 02/01/21	700,000	817,741
Toyota Motor Credit Corp.
3.40% due 09/15/21	600,000	643,202
2.75% due 05/17/21	300,000	308,836
4.25% due 01/11/21	200,000	221,472
General Motors Financial Company, Inc.
4.38% due 09/25/21	880,000	936,100
Gap, Inc.
5.95% due 04/12/21	700,000	801,389
Wal-Mart Stores, Inc.
4.25% due 04/15/21	700,000	782,094
Lowe's Companies, Inc.
3.80% due 11/15/21	350,000	381,407
3.75% due 04/15/21	350,000	380,040
Kohl's Corp.
4.00% due 11/01/21	600,000	635,832
Home Depot, Inc.
4.40% due 04/01/21	450,000	509,292
Johnson Controls, Inc.
4.25% due 03/01/21	300,000	324,276
Tupperware Brands Corp.
4.75% due 06/01/21	300,000	321,645
TJX Companies, Inc.
2.75% due 06/15/21	300,000	305,384
CVS Health Corp.
4.13% due 05/15/21	200,000	219,936

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Consumer, Cyclical - 7.6% (continued)
Nordstrom, Inc.
4.00% due 10/15/21	$200,000	$216,930
Total Consumer, Cyclical		8,870,139
Basic Materials - 7.5%
International Paper Co.
7.50% due 08/15/21	850,000	1,071,287
4.75% due 02/15/22	600,000	665,338
Rio Tinto Finance USA Ltd.
4.13% due 05/20/21	450,000	484,967
3.75% due 09/20/21	450,000	473,930
Barrick North America Finance LLC
4.40% due 05/30/21	825,000	859,920
LyondellBasell Industries N.V.
6.00% due 11/15/21	700,000	831,567
Dow Chemical Co.
4.13% due 11/15/21	700,000	757,596
EI du Pont de Nemours & Co.
3.63% due 01/15/21	600,000	641,165
4.25% due 04/01/21	100,000	109,432
Alcoa, Inc.
5.40% due 04/15/21	550,000	604,992
Allegheny Technologies, Inc.
5.95% due 01/15/21	550,000	590,531
Goldcorp, Inc.
3.63% due 06/09/21	500,000	513,813
Ecolab, Inc.
4.35% due 12/08/21	350,000	383,929
Kinross Gold Corp.
5.13% due 09/01/21	350,000	355,060
Praxair, Inc.
3.00% due 09/01/21	200,000	207,882
4.05% due 03/15/21	50,000	54,739
Teck Resources Ltd.
4.50% due 01/15/21	200,000	199,942
Total Basic Materials		8,806,090
Industrial - 7.0%
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	600,000	658,691
3.60% due 08/15/21	400,000	419,314
United Parcel Service, Inc.
3.13% due 01/15/21	900,000	950,393
Lockheed Martin Corp.
3.35% due 09/15/21	700,000	742,377
John Deere Capital Corp.
3.90% due 07/12/21	500,000	543,963
3.15% due 10/15/21	100,000	104,499
Caterpillar, Inc.
3.90% due 05/27/21	500,000	547,251
General Dynamics Corp.
3.88% due 07/15/21	500,000	544,782
Amphenol Corp.
4.00% due 02/01/22	500,000	529,927
Joy Global, Inc.
5.13% due 10/15/21	450,000	500,552
PerkinElmer, Inc.
5.00% due 11/15/21	350,000	389,353

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Industrial - 7.0% (continued)
Energizer Holdings, Inc.
4.70% due 05/19/21	$365,000	$385,587
Republic Services, Inc.
5.25% due 11/15/21	300,000	342,266
Honeywell International, Inc.
4.25% due 03/01/21	300,000	337,130
Fluor Corp.
3.38% due 09/15/21	265,000	276,051
Danaher Corp.
3.90% due 06/23/21	250,000	272,559
Xylem, Inc.
4.88% due 10/01/21	200,000	219,286
Northrop Grumman Corp.
3.50% due 03/15/21	200,000	209,989
Norfolk Southern Corp.
3.25% due 12/01/21	200,000	208,326
Total Industrial		8,182,296
Technology - 6.8%
Hewlett-Packard Co.
4.30% due 06/01/21	800,000	862,798
4.65% due 12/09/21	700,000	768,194
4.38% due 09/15/21	450,000	488,120
Apple, Inc.
2.85% due 05/06/21	1,400,000	1,456,777
Intel Corp.
3.30% due 10/01/21	1,200,000	1,273,009
Oracle Corp.
2.80% due 07/08/21	900,000	927,842
Applied Materials, Inc.
4.30% due 06/15/21	550,000	600,017
Xerox Corp.
4.50% due 05/15/21	500,000	542,558
NetApp, Inc.
3.38% due 06/15/21	500,000	510,267

	Face Amount	Value
CORPORATE BONDS†† - 98.5% (continued)
Technology - 6.8% (continued)
International Business Machines Corp.
2.90% due 11/01/21	$450,000	$465,863
Microsoft Corp.
4.00% due 02/08/21	100,000	111,098
Total Technology		8,006,543
Utilities - 1.9%
Ohio Power Co.
5.38% due 10/01/21	500,000	583,089
Puget Energy, Inc.
6.00% due 09/01/21	350,000	416,615
Dominion Resources, Inc.
4.45% due 03/15/21	350,000	384,800
Duke Energy Carolinas LLC
3.90% due 06/15/21	300,000	330,039
Duke Energy Corp.
3.55% due 09/15/21	300,000	318,132
Southern California Edison Co.
3.88% due 06/01/21	100,000	109,688
Duke Energy Progress, Inc.
3.00% due 09/15/21	100,000	104,254
Total Utilities		2,246,617
Total Corporate Bonds
(Cost $113,649,033)		115,598,096

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.0873%	272,048	272,048
Total Securities Lending Collateral
(Cost $272,048)		272,048
Total Investments - 98.7%
(Cost $113,921,081)		$115,870,144
Other Assets & Liabilities, net - 1.3%		1,531,919
Total Net Assets - 100.0%		$117,402,063

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2021.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 28.8%
JPMorgan Chase & Co.
4.50% due 01/24/22	$1,700,000	$1,882,235
3.25% due 09/23/22	1,600,000	1,636,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	1,500,000	1,620,837
3.95% due 11/09/22	1,000,000	1,040,182
Goldman Sachs Group, Inc.
5.75% due 01/24/22	2,200,000	2,574,422
Citigroup, Inc.
4.50% due 01/14/22	900,000	992,485
4.05% due 07/30/22	700,000	730,403
Wells Fargo & Co.
3.50% due 03/08/22	1,260,000	1,330,040
Barclays Bank plc
7.63% due 11/21/22	1,150,000	1,318,188
Morgan Stanley
4.88% due 11/01/22	1,200,000	1,305,606
HSBC Holdings plc
4.00% due 03/30/22	700,000	756,265
4.88% due 01/14/22	450,000	508,819
US Bancorp
2.95% due 07/15/22	1,000,000	1,009,369
3.00% due 03/15/22	200,000	206,320
Royal Bank of Scotland Group plc
6.13% due 12/15/22	1,050,000	1,186,114
Bank of America Corp.
5.70% due 01/24/22	900,000	1,050,793
UBS AG/Stamford CT
7.63% due 08/17/22	750,000	913,613
PNC Funding Corp.
3.30% due 03/08/22	700,000	732,373
General Electric Capital Corp.
3.15% due 09/07/22	700,000	730,157
Bank of Montreal
2.55% due 11/06/22	700,000	698,210
American Express Co.
2.65% due 12/02/22	700,000	697,714
American International Group, Inc.
4.88% due 06/01/22	600,000	686,708
BlackRock, Inc.
3.38% due 06/01/22	500,000	522,833
Fifth Third Bancorp
3.50% due 03/15/22	500,000	521,746
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	500,000	518,479
CME Group, Inc.
3.00% due 09/15/22	500,000	516,828
Invesco Finance plc
3.13% due 11/30/22	500,000	503,540
Simon Property Group, LP
3.38% due 03/15/22	450,000	470,798
Berkshire Hathaway, Inc.
3.40% due 01/31/22	400,000	423,443

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 28.8% (continued)
Discover Financial Services
3.85% due 11/21/22	$250,000	$257,624
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	250,000	255,452
PNC Bank North America
2.70% due 11/01/22	250,000	247,657
Voya Financial, Inc.
5.50% due 07/15/22	200,000	231,425
Hartford Financial Services Group, Inc.
5.12% due 04/15/22	200,000	230,402
American Tower Corp.
4.70% due 03/15/22	200,000	213,983
Hospitality Properties Trust
5.00% due 08/15/22	200,000	213,000
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	200,000	210,883
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	200,000	200,939
People's United Financial, Inc.
3.65% due 12/06/22	100,000	101,834
Total Financial		29,248,709
Consumer, Non-cyclical - 18.0%
AbbVie, Inc.
2.90% due 11/06/22	1,500,000	1,503,384
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	1,400,000	1,379,852
Kraft Foods Group, Inc.
3.50% due 06/06/22	900,000	928,126
GlaxoSmithKline Capital plc
2.85% due 05/08/22	900,000	915,710
Altria Group, Inc.
2.85% due 08/09/22	900,000	900,186
Celgene Corp.
3.25% due 08/15/22	700,000	715,981
Procter & Gamble Co.
2.30% due 02/06/22	700,000	709,441
Novartis Capital Corp.
2.40% due 09/21/22	700,000	704,738
Merck & Co., Inc.
2.40% due 09/15/22	700,000	698,240
Actavis, Inc.
3.25% due 10/01/22	700,000	692,949
HCA, Inc.
5.88% due 03/15/22	600,000	675,900
Tyson Foods, Inc.
4.50% due 06/15/22	600,000	660,389
ADT Corp.
3.50% due 07/15/22	700,000	644,000
Anthem, Inc.
3.13% due 05/15/22	600,000	609,430

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 18.0% (continued)
Bristol-Myers Squibb Co.
2.00% due 08/01/22	$600,000	$579,952
Covidien International Finance S.A.
3.20% due 06/15/22	500,000	517,862
Kroger Co.
3.40% due 04/15/22	500,000	516,195
Aetna, Inc.
2.75% due 11/15/22	500,000	501,786
Reynolds American, Inc.
3.25% due 11/01/22	450,000	449,482
Colgate-Palmolive Co.
2.30% due 05/03/22	400,000	396,118
UnitedHealth Group, Inc.
2.88% due 03/15/22	350,000	359,318
Diageo Investment Corp.
2.88% due 05/11/22	350,000	355,278
Express Scripts Holding Co.
3.90% due 02/15/22	300,000	317,897
Molson Coors Brewing Co.
3.50% due 05/01/221	300,000	307,901
PepsiCo, Inc.
2.75% due 03/05/22	300,000	305,920
Block Financial LLC
5.50% due 11/01/22	200,000	221,431
Amgen, Inc.
3.63% due 05/15/22	200,000	210,264
Laboratory Corporation of America Holdings
3.75% due 08/23/22	200,000	207,292
Medtronic, Inc.
3.13% due 03/15/22	200,000	206,848
Clorox Co.
3.05% due 09/15/22	200,000	200,310
Humana, Inc.
3.15% due 12/01/22	200,000	199,023
Philip Morris International, Inc.
2.50% due 08/22/22	200,000	198,829
Baxter International, Inc.
2.40% due 08/15/22	200,000	194,041
Equifax, Inc.
3.30% due 12/15/22	150,000	151,284
Moody's Corp.
4.50% due 09/01/22	100,000	108,101
Total Consumer, Non-cyclical		18,243,458
Energy - 13.9%
BP Capital Markets plc
2.50% due 11/06/22	700,000	682,892
3.25% due 05/06/22	600,000	616,962
Phillips 66
4.30% due 04/01/22	1,150,000	1,258,708
Continental Resources, Inc.
5.00% due 09/15/22	1,100,000	1,090,374
Chevron Corp.
2.36% due 12/05/22	900,000	888,538
Apache Corp.
3.25% due 04/15/22	700,000	708,324

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 13.9% (continued)
ConocoPhillips Co.
2.40% due 12/15/22	$700,000	$691,561
Marathon Oil Corp.
2.80% due 11/01/22	700,000	684,984
National Oilwell Varco, Inc.
2.60% due 12/01/22	700,000	683,293
Devon Energy Corp.
3.25% due 05/15/22	600,000	616,489
Shell International Finance BV
2.38% due 08/21/22	600,000	596,876
Weatherford International Ltd.
4.50% due 04/15/22	600,000	545,977
Enterprise Products Operating LLC
4.05% due 02/15/22	500,000	534,746
FMC Technologies, Inc.
3.45% due 10/01/22	500,000	497,461
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	450,000	461,515
Southwestern Energy Co.
4.10% due 03/15/22	405,000	399,480
TransCanada PipeLines Ltd.
2.50% due 08/01/22	400,000	392,103
Total Capital International S.A.
2.88% due 02/17/22	350,000	356,605
Murphy Oil Corp.
4.00% due 06/01/22	200,000	192,947
3.70% due 12/01/22	100,000	94,302
Cenovus Energy, Inc.
3.00% due 08/15/22	250,000	238,277
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	200,000	207,737
Western Gas Partners, LP
4.00% due 07/01/22	200,000	206,133
Husky Energy, Inc.
3.95% due 04/15/22	200,000	204,142
Newfield Exploration Co.
5.75% due 01/30/22	185,000	194,713
Williams Partners, LP
3.35% due 08/15/22	200,000	193,620
Rowan Companies, Inc.
4.88% due 06/01/22	200,000	193,449
ONEOK Partners, LP
3.38% due 10/01/22	200,000	189,488
Transocean, Inc.
3.80% due 10/15/221	200,000	155,491
Occidental Petroleum Corp.
3.13% due 02/15/22	150,000	153,822
Pioneer Natural Resources Co.
3.95% due 07/15/22	100,000	103,215
ONEOK, Inc.
4.25% due 02/01/22	100,000	94,540
Total Energy		14,128,764
Industrial - 11.4%
General Electric Co.
2.70% due 10/09/22	1,600,000	1,634,061

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 11.4% (continued)
United Technologies Corp.
3.10% due 06/01/22	$1,300,000	$1,356,020
Eaton Corp.
2.75% due 11/02/22	950,000	959,051
ABB Finance USA, Inc.
2.88% due 05/08/22	700,000	715,899
United Parcel Service, Inc.
2.45% due 10/01/22	700,000	698,230
Raytheon Co.
2.50% due 12/15/22	650,000	645,132
Republic Services, Inc.
3.55% due 06/01/22	600,000	625,023
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	400,000	411,212
3.05% due 09/01/22	200,000	205,155
Pentair Finance S.A.
3.15% due 09/15/22	600,000	595,566
Koninklijke Philips N.V.
3.75% due 03/15/22	500,000	531,542
Deere & Co.
2.60% due 06/08/22	500,000	501,699
Owens Corning
4.20% due 12/15/22	350,000	368,065
Jabil Circuit, Inc.
4.70% due 09/15/22	250,000	257,813
John Deere Capital Corp.
2.75% due 03/15/22	250,000	253,091
Union Pacific Corp.
4.16% due 07/15/22	200,000	224,509
Energizer Holdings, Inc.
4.70% due 05/24/22	200,000	209,505
Norfolk Southern Corp.
3.00% due 04/01/22	200,000	204,011
Caterpillar Financial Services Corp.
2.85% due 06/01/22	200,000	203,851
Stanley Black & Decker, Inc.
2.90% due 11/01/22	200,000	202,723
3M Co.
2.00% due 06/26/22	200,000	196,688
FedEx Corp.
2.63% due 08/01/22	150,000	150,383
General Dynamics Corp.
2.25% due 11/15/22	150,000	145,827
Flowserve Corp.
3.50% due 09/15/22	100,000	101,600
Waste Management, Inc.
2.90% due 09/15/22	100,000	100,481
Caterpillar, Inc.
2.60% due 06/26/22	100,000	100,439
Total Industrial		11,597,576
Communications - 10.5%
AT&T, Inc.
3.00% due 02/15/22	1,300,000	1,289,305
2.63% due 12/01/221	900,000	869,745

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 10.5% (continued)
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	$500,000	$729,076
Amazon.com, Inc.
2.50% due 11/29/22	700,000	684,432
eBay, Inc.
2.60% due 07/15/22	700,000	667,003
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	600,000	620,713
America Movil SAB de CV
3.13% due 07/16/22	600,000	611,958
21st Century Fox America, Inc.
3.00% due 09/15/22	600,000	610,067
Verizon Communications, Inc.
2.45% due 11/01/22	600,000	577,690
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	500,000	535,164
Time Warner, Inc.
4.00% due 01/15/22	400,000	426,621
3.40% due 06/15/22	100,000	102,720
Omnicom Group, Inc.
3.63% due 05/01/22	500,000	527,351
Walt Disney Co.
2.35% due 12/01/22	500,000	499,053
Vodafone Group plc
2.50% due 09/26/22	500,000	481,330
Comcast Corp.
3.13% due 07/15/22	400,000	415,026
WPP Finance 2010
3.63% due 09/07/22	200,000	207,983
Motorola Solutions, Inc.
3.75% due 05/15/22	200,000	204,278
CBS Corp.
3.38% due 03/01/22	200,000	202,820
Discovery Communications LLC
3.30% due 05/15/22	200,000	200,673
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	200,000	199,105
Total Communications		10,662,113
Basic Materials - 6.0%
Rio Tinto Finance USA plc
3.50% due 03/22/22	700,000	728,562
2.88% due 08/21/221	700,000	701,319
Freeport-McMoRan, Inc.
3.55% due 03/01/22	1,000,000	916,060
Newmont Mining Corp.
3.50% due 03/15/22	700,000	687,282
Dow Chemical Co.
3.00% due 11/15/22	600,000	602,722
Barrick Gold Corp.
3.85% due 04/01/22	500,000	496,724
Teck Resources Ltd.
4.75% due 01/15/22	400,000	390,221
Syngenta Finance N.V.
3.13% due 03/28/22	300,000	303,107

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Basic Materials - 6.0% (continued)
Agrium, Inc.
3.15% due 10/01/22	$300,000	$300,464
Praxair, Inc.
2.20% due 08/15/22	300,000	293,383
Alcoa, Inc.
5.87% due 02/23/22	200,000	226,449
Nucor Corp.
4.13% due 09/15/22	200,000	213,659
Eastman Chemical Co.
3.60% due 08/15/22	200,000	207,048
Total Basic Materials		6,067,000
Consumer, Cyclical - 4.8%
CVS Health Corp.
2.75% due 12/01/22	850,000	856,216
Lowe's Companies, Inc.
3.12% due 04/15/22	600,000	623,459
Walgreen Co.
3.10% due 09/15/22	550,000	557,886
Ford Motor Credit Co., LLC
4.25% due 09/20/22	450,000	489,409
McDonald's Corp.
2.63% due 01/15/22	400,000	405,235
Wyndham Worldwide Corp.
4.25% due 03/01/22	350,000	365,204
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	300,000	316,688
AutoZone, Inc.
3.70% due 04/15/22	300,000	313,004
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	250,000	265,345
Toyota Motor Credit Corp.
3.30% due 01/12/22	200,000	212,105
NVR, Inc.
3.95% due 09/15/22	200,000	209,722
Target Corp.
2.90% due 01/15/22	200,000	206,374
Total Consumer, Cyclical		4,820,647
Technology - 3.6%
Oracle Corp.
2.50% due 10/15/22	1,350,000	1,351,221

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Technology - 3.6% (continued)
Microsoft Corp.
2.13% due 11/15/22	$700,000	$690,579
Intel Corp.
2.70% due 12/15/22	600,000	606,019
Fidelity National Information Services, Inc.
5.00% due 03/15/22	350,000	371,337
International Business Machines Corp.
1.88% due 08/01/22	350,000	333,530
Hewlett-Packard Co.
4.05% due 09/15/22	200,000	210,929
Fiserv, Inc.
3.50% due 10/01/22	100,000	102,861
Total Technology		3,666,476
Utilities - 1.8%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	600,000	770,841
Exelon Generation Company LLC
4.25% due 06/15/22	300,000	314,992
NiSource Finance Corp.
6.13% due 03/01/22	250,000	301,389
Duke Energy Progress, Inc.
2.80% due 05/15/22	200,000	204,700
Sempra Energy
2.88% due 10/01/22	200,000	200,652
Total Utilities		1,792,574
Total Corporate Bonds
(Cost $98,343,904)		100,227,317

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.0807%	749,600	749,600
Total Securities Lending Collateral
(Cost $749,600)		749,600
Total Investments - 99.6%
(Cost $99,093,504)		$100,976,917
Other Assets & Liabilities, net - 0.4%		449,871
Total Net Assets - 100.0%		$101,426,788

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4.
2	Securities lending collateral —- See Note 4.

AG	Stock Corporation
BV	Limited Liability Corporation
N.V.	Publicly Traded Company
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 27.6%
Citigroup, Inc.
3.88% due 10/25/23	$400,000	$421,882
3.38% due 03/01/23	200,000	204,483
3.50% due 05/15/23	200,000	199,686
Bank of America Corp.
4.10% due 07/24/23	300,000	322,768
3.30% due 01/11/23	200,000	203,229
Morgan Stanley
4.10% due 05/22/23	400,000	413,618
Boston Properties LP
3.85% due 02/01/23	200,000	211,120
3.13% due 09/01/23	200,000	200,277
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.63% due 12/01/23	250,000	273,639
Capital One Bank USA North America
3.38% due 02/15/23	250,000	252,228
Royal Bank of Scotland plc
6.00% due 12/19/23	200,000	224,243
State Street Corp.
3.70% due 11/20/23	200,000	214,756
Well Fargo & Co.
4.13% due 08/15/23	200,000	213,646
HCP, Inc.
4.25% due 11/15/23	200,000	212,138
Aflac, Inc.
3.63% due 06/15/23	200,000	211,254
General Electric Capital Corp.
3.10% due 01/09/23	200,000	207,317
Goldman Sachs Group Inc.
3.63% due 01/22/23	200,000	207,194
Capital One Financial Corp.
3.50% due 06/15/23	200,000	204,456
JPMorgan Chase & Co.
3.20% due 01/25/23	200,000	203,681
JP Morgan Chase & Co.
3.38% due 05/01/23	200,000	199,899
MetLife, Inc.
4.37% due 09/15/23	100,000	111,245
Fifth Third Bancorp
4.30% due 01/16/24	100,000	106,926
Simon Property Group, LP
3.75% due 02/01/24	100,000	106,257
Loews Corp.
2.63% due 05/15/23	50,000	48,303
Total Financial		5,174,245
Consumer, Non-cyclical - 17.8%
Coca-Cola Co.
3.20% due 11/01/23	200,000	210,729
2.50% due 04/01/23	200,000	200,124
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	204,594
2.75% due 02/15/23	200,000	202,478

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 17.8% (continued)
PepsiCo, Inc.
2.75% due 03/01/23	$200,000	$202,344
3.60% due 03/01/24	100,000	106,834
Zoetis, Inc.
3.25% due 02/01/23	300,000	299,233
Kroger Co.
3.85% due 08/01/23	200,000	212,569
Howard Hughes Corp.
3.50% due 09/01/23	200,000	212,521
HCA, Inc.
4.75% due 05/01/23	200,000	211,480
Merck & Co., Inc.
2.80% due 05/18/23	200,000	203,131
Baxter International, Inc.
3.20% due 06/15/23	200,000	202,668
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	200,000	200,907
Diageo Capital plc
2.63% due 04/29/23	200,000	198,518
Anheuser - Busch InBev Finance Inc
2.63% due 01/17/23	200,000	197,865
Moody's Corp.
4.88% due 02/15/24	100,000	110,880
Mondelez International, Inc.
4.00% due 02/01/24	100,000	108,476
Lender Processing Services Incorporated / Black Knight Lending Solutions Inc
5.75% due 04/15/23	50,000	53,313
Total Consumer, Non-cyclical		3,338,664
Communications - 12.7%
Verizon Communication, Inc.
5.15% due 09/15/23	1,000,000	1,147,638
Time Warner Inc.
4.05% due 12/15/23	200,000	215,190
Viacom, Inc.
4.25% due 09/01/23	200,000	208,964
CC Holdings GS V LLC
3.85% due 04/15/23	200,000	202,048
Time Warner Entertainment Company, LP
8.38% due 03/15/23	150,000	199,977
Rogers Communications, Inc.
3.00% due 03/15/23	200,000	199,621
Vodacom Group plc
2.95% due 02/19/23	200,000	198,222
Total Communications		2,371,660
Energy - 11.9%
BP Capital Markets plc
3.99% due 09/26/23	200,000	212,706
2.75% due 05/10/23	200,000	197,153
Schlumberger Investment S.A.
3.65% due 12/01/23	200,000	214,110
Chevron Corp.
3.19% due 06/24/23	200,000	209,182

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 11.9% (continued)
Enterprise Products Operating LLC
3.35% due 03/15/23	$200,000	$205,997
Total Capital International S.A.
2.70% due 01/25/23	200,000	199,902
EOG Resources, Inc.
2.63% due 03/15/23	200,000	198,184
Continental Resources, Inc.
4.50% due 04/15/23	200,000	195,515
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	187,878
Shell International Finance BV
3.40% due 08/12/23	150,000	159,898
Halliburton Co.
3.50% due 08/01/23	150,000	156,757
Williams Companies, Inc.
3.70% due 01/15/23	100,000	93,631
Total Energy		2,230,913
Consumer, Cyclical - 8.4%
General Motors Co.
4.88% due 10/02/23	200,000	218,873
Ford Motor Credit Co. LLC
4.38% due 08/06/23	200,000	218,822
CVS Health Corp.
4.00% due 12/05/23	200,000	217,310
General Motors Financial Co., Inc.
4.25% due 05/15/23	200,000	210,000
Home Depot, Inc.
2.70% due 04/01/23	200,000	202,875
Wal - Mart Stores, Inc.
2.55% due 04/11/23	200,000	201,183
Dollar General Corp.
3.25% due 04/15/23	200,000	193,440
QVC, Inc.
4.37% due 03/15/23	100,000	101,582
Total Consumer, Cyclical		1,564,085
Technology - 7.7%
Microsoft Corp.
3.63% due 12/15/23	200,000	217,803
2.38% due 05/01/23	200,000	199,016
Apple Inc.
2.40% due 05/03/23	400,000	396,859

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Technology - 7.7% (continued)
Seagate HDD Cayman
4.75% due 06/01/23	$200,000	$213,374
International Business Machines Corp.
3.38% due 08/01/23	200,000	208,305
Oracle Corp.
3.63% due 07/15/23	100,000	107,684
Fidelity National Information Services, Inc.
3.50% due 04/15/23	100,000	100,296
Total Technology		1,443,337
Basic Materials - 5.3%
LYB International Finance BV
4.00% due 07/15/23	200,000	212,005
Goldcorp, Inc.
3.70% due 03/15/23	200,000	201,159
El du Pont de Nemours & Co.
2.80% due 02/15/23	200,000	200,470
Barrick Gold Corp.
4.10% due 05/01/23	200,000	199,419
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	200,000	183,624
Total Basic Materials		996,677
Industrial - 5.0%
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	300,000	322,614
3.15% due 01/15/23	200,000	202,972
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	200,000	214,349
3.00% due 03/15/23	200,000	203,812
Total Industrial		943,747
Utilities - 2.3%
Black Hills Corp.
4.25% due 11/30/23	200,000	215,784
FirstEnergy Corp.
4.25% due 03/15/23	200,000	210,898
Total Utilities		426,682
Total Corporate Bonds
(Cost $18,213,760)		18,490,010
Total Investments - 98.7%
(Cost $18,213,760)	$18,490,010
Other Assets & Liabilities, net - 1.3%	237,472
Total Net Assets - 100.0%	$18,727,482

††	Value determined based on Level 2 inputs —See Note 4.

BV	Limited Liability Company
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 43.3%
Bank of America Corp.
4.20% due 08/26/24	$800,000	$829,347
4.00% due 04/01/24	400,000	423,029
4.13% due 01/22/24	200,000	212,661
Goldman Sachs Group, Inc.
3.85% due 07/08/24	700,000	732,181
4.00% due 03/03/24	400,000	423,347
JPMorgan Chase & Co.
3.63% due 05/13/24	450,000	467,231
3.88% due 09/10/24	400,000	408,578
3.88% due 02/01/24	200,000	212,354
Morgan Stanley
3.88% due 04/29/24	900,000	948,084
Citigroup, Inc.
3.75% due 06/16/24	500,000	520,216
4.00% due 08/05/24	200,000	204,703
Abbey National Treasury Services PLC
4.00% due 03/13/24	500,000	539,408
Royal Bank of Scotland Group plc
5.12% due 05/28/24	500,000	530,476
Credit Suisse
3.63% due 09/09/24	500,000	520,784
Intesa Sanpaolo SpA
5.25% due 01/12/24	450,000	508,159
HSBC Holdings plc
4.25% due 03/14/24	450,000	475,331
Wells Fargo & Co.
4.48% due 01/16/24	300,000	327,814
3.30% due 09/09/24	100,000	102,829
Barclays Bank PLC
3.75% due 05/15/24	400,000	424,052
BPCE S.A.
4.00% due 04/15/24	250,000	268,389
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	250,000	268,347
Prudential Financial, Inc.
3.50% due 05/15/24	250,000	259,430
American Tower Corp.
5.00% due 02/15/24	200,000	218,584
American International Group, Inc.
4.13% due 02/15/24	200,000	218,331
Metlife Inc.
3.60% due 04/10/24	200,000	211,835
Deutsche Bank AG/London
3.70% due 05/30/24	200,000	209,952
Synchrony Financial
4.25% due 08/15/24	200,000	209,838
NASDAQ OMX Group, Inc.
4.25% due 06/01/24	200,000	209,803
BlackRock, Inc.
3.50% due 03/18/24	200,000	209,696
Simon Property Group, LP
3.75% due 02/01/24	100,000	106,257
3.38% due 10/01/24	100,000	103,058

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 43.3% (continued)
Boston Properties LP
3.80% due 02/01/24	$200,000	$208,911
Bank of New York Mellon Corp.
3.40% due 05/15/24	200,000	208,752
PNC Financial Services Group, Inc.
3.90% due 04/29/24	200,000	208,432
BNP Paribas S.A.
4.25% due 10/15/24	200,000	208,221
WP Carey, Inc.
4.60% due 04/01/24	200,000	207,695
CNA Financial Corp.
3.95% due 05/15/24	200,000	207,146
Barclays plc
4.38% due 09/11/24	200,000	203,768
ACE INA Holdings, Inc.
3.35% due 05/15/24	150,000	156,934
Fifth Third Bancorp
4.30% due 01/16/24	100,000	106,926
General Electric Capital Corp.
3.45% due 05/15/24	100,000	105,542
HSBC USA, Inc.
3.50% due 06/23/24	100,000	105,053
US Bancorp
3.60% due 09/11/24	100,000	104,009
Capital One Financial Corp.
3.75% due 04/24/24	100,000	103,840
HCP, Inc.
3.88% due 08/15/24	100,000	102,560
Total Financial		13,541,893
Consumer, Non-cyclical - 14.6%
HCA, Inc.
5.00% due 03/15/24	500,000	541,250
Pfizer, Inc.
3.40% due 05/15/24	500,000	527,000
Gilead Sciences, Inc.
3.70% due 04/01/24	400,000	427,441
Novartis Capital Corp.
3.40% due 05/06/24	400,000	426,740
Altira Group Inc
4.00% due 01/31/24	200,000	214,607
Medtronic, Inc.
3.63% due 03/15/24	200,000	212,341
McKesson Corp.
3.80% due 03/15/24	200,000	212,266
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	200,000	212,209
Colgate-Palmolive Co.
3.25% due 03/15/24	200,000	211,283
Mastercard, Inc.
3.38% due 04/01/24	200,000	210,030
Celgene Corp.
3.63% due 05/15/24	200,000	209,317
Amgen, Inc.
3.63% due 05/22/24	200,000	209,014

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 14.6% (continued)
Sysco Corp.
3.50% due 10/02/24	$200,000	$208,886
Actavis Funding SCS
3.85% due 06/15/24	200,000	204,650
Moody's Corp.
4.88% due 02/15/24	100,000	110,880
PepsiCo, Inc.
3.60% due 03/01/24	100,000	106,834
Tyson Foods, Inc.
3.95% due 08/15/24	100,000	106,456
Anthem, Inc.
3.50% due 08/15/24	100,000	103,532
Express Scripts Holding Co.
3.50% due 06/15/24	100,000	102,442
Total Consumer, Non-cyclical		4,557,178
Energy - 14.6%
Exxon Mobil Corp.
3.18% due 03/15/24	500,000	530,288
Petrobras Global Finance BV
6.25% due 03/17/241	550,000	508,475
Total Capital International S.A.
3.75% due 04/10/24	200,000	214,555
3.70% due 01/15/24	200,000	213,929
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	400,000	427,299
Continental Resources, Inc.
3.80% due 06/01/24	300,000	280,216
Kerr-McGee Corp.
6.95% due 07/01/24	200,000	250,914
Enterprise Products Operating LLC
3.90% due 02/15/24	200,000	211,232
BP Capital Markets plc
3.81% due 02/10/24	200,000	209,684
Newfield Exploration Co.
5.63% due 07/01/24	200,000	209,500
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	200,000	209,241
El Paso Pipeling Partners Operating Co. LLC
4.30% due 05/01/24	200,000	206,713
Anadarko Petroleum Corp.
3.45% due 07/15/24	200,000	203,185
Husky Energy, Inc.
4.00% due 04/15/24	200,000	202,947
Ensco plc
4.50% due 10/01/241	200,000	196,383
Williams Companies, Inc.
4.55% due 06/24/24	200,000	196,319
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	100,000	102,842
Marathon Petroleum Corp.
3.63% due 09/15/24	100,000	102,166

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 14.6% (continued)
Williams Partners LP
4.30% due 03/04/24	$75,000	$77,508
Total Energy		4,553,396
Communications - 7.4%
Comcast Corp.
3.60% due 03/01/24	300,000	322,377
Cisco Systems, Inc.
3.63% due 03/04/24	200,000	216,495
Verizon Communication, Inc.
4.15% due 03/15/24	200,000	215,095
DirectTV Holdings, LLC/DirectTV Financing Co., Inc.
4.45% due 04/01/24	200,000	213,829
Google, Inc.
3.38% due 02/25/24	200,000	213,547
AT&T Inc.
3.90% due 03/11/241	200,000	209,029
Time Warner, Inc.
3.55% due 06/01/24	200,000	207,884
CBS Corp.
3.70% due 08/15/24	200,000	205,637
Viacom, Inc.
3.88% due 04/01/24	200,000	204,940
WPP Finance 2010
3.75% due 09/19/24	100,000	104,770
Motorola Solutions, Inc.
4.00% due 09/01/24	100,000	103,790
eBay, Inc.
3.45% due 08/01/24	100,000	97,974
Total Communications		2,315,367
Technology - 5.1%
Apple Inc.
3.45% due 05/06/24	500,000	533,348
Oracle Corp.
3.40% due 07/08/24	400,000	423,217
International Business Machines Corp.
3.63% due 02/12/24	400,000	422,954
Fidelity National Information Services, Inc.
3.88% due 06/05/24	200,000	205,020
Total Technology		1,584,539
Consumer, Cyclical - 4.9%
Target Corp.
3.50% due 07/01/24	200,000	213,503
Wal - Mart Stores, Inc.
3.30% due 04/22/24	200,000	212,401
McDonald's Corp.
3.25% due 06/10/24	200,000	208,347
Ford Motor Credit Co. LLC
3.66% due 09/08/24	200,000	207,446
Macy's Retail Holdings, Inc.
3.63% due 06/01/24	200,000	206,489
Magna International, Inc.
3.63% due 06/15/24	200,000	205,091
Delphi Corp.
4.15% due 03/15/24	150,000	158,352

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 4.9% (continued)
CVS Health Corp.
3.38% due 08/12/24	$100,000	$104,329
Total Consumer, Cyclical		1,515,958
Basic Materials - 4.0%
Alcoa, Inc.
5.13% due 10/01/24	300,000	326,869
Georgia-Pacific LLC
8.00% due 01/15/24	200,000	265,873
LyondellBasell Industries NV
5.75% due 04/15/24	200,000	237,567
Dow Chemical Co.
3.50% due 10/01/24	200,000	204,130
Potash Corp. of Saskatchewan, Inc.
3.63% due 03/15/24	100,000	104,857
International Paper Co.
3.65% due 06/15/24	100,000	102,268
Total Basic Materials		1,241,564
Industrial - 3.5%
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	200,000	213,933
General Electirc Co.
3.38% due 03/11/24	200,000	212,527

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 3.5% (continued)
Caterpillar Inc.
3.40% due 05/15/24	$200,000	$210,626
L-3 Communications Corp.
3.95% due 05/28/24	200,000	204,395
Illinois Tool Works, Inc.
3.50% due 03/01/24	130,000	137,257
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	100,000	107,538
Total Industrial		1,086,276
Utilities - 1.3%
Duke Energy Corp.
3.75% due 04/15/24	200,000	213,911
Southern California Gas Co.
3.15% due 09/15/24	200,000	207,326
Total Utilities		421,237
Total Corporate Bonds
(Cost $30,380,791)		30,817,408

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 2.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.0803%	757,200	757,200
Total Securities Lending Collateral
(Cost $757,200)		757,200
Total Investments - 101.1%
(Cost $31,137,991)		$31,574,608
Other Assets & Liabilities, net - (1.1)%		(338,338)
Total Net Assets - 100.0%		$31,236,270

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
1	All or portion of this security is on loan at February 28, 2015 - See Note4- .
2	Securities lending collateral - See Note - 4.

B.V.	Limited Liability Company
N.V.	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation
SpA	Limited Share Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 90.1%
Consumer, Non-cyclical - 24.0%
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	$26,364,000	$28,901,535
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	26,902,000	28,852,394
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	12,263,000	13,351,342
6.75% due 08/15/181	7,119,000	7,581,735
HCA Holdings, Inc.
7.75% due 05/15/21	19,479,000	20,891,228
Hertz Corp.
6.75% due 04/15/19	11,106,000	11,536,357
7.50% due 10/15/18	8,563,000	8,884,113
United Rentals North America, Inc.
8.38% due 09/15/202	9,175,000	9,863,125
5.75% due 07/15/18	5,041,000	5,258,393
Biomet, Inc.
6.50% due 08/01/20	10,846,000	11,605,220
6.50% due 10/01/20	1,993,000	2,115,071
Endo Finance LLC / Endo Finco, Inc.
7.00% due 07/15/191	5,609,000	5,924,506
7.00% due 12/15/201	5,356,000	5,684,055
Tenet Healthcare Corp.
8.00% due 08/01/20	10,874,000	11,553,625
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	7,503,000	7,887,529
Valeant Pharmaceuticals International
7.00% due 10/01/201	6,691,000	7,059,005
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	5,243,000	5,203,678
Fresenius US Finance II, Inc.
9.00% due 07/15/151	4,745,000	4,887,350
LifePoint Hospitals, Inc.
6.63% due 10/01/20	3,618,000	3,816,990
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/192	3,282,000	3,643,020
HealthSouth Corp.
7.75% due 09/15/22	2,717,000	2,907,190
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75% due 03/15/20	2,548,000	2,790,060
Hologic, Inc.
6.25% due 08/01/20	2,398,000	2,523,895
United Surgical Partners International, Inc.
9.00% due 04/01/20	1,102,000	1,187,405
DJO Finance LLC / DJO Finance Corp.
8.75% due 03/15/18	568,000	594,980

	Face Amount	Value
CORPORATE BONDS†† - 90.1% (continued)
Consumer, Non-cyclical - 24.0% (continued)
Jaguar Holding Company II / Jaguar Merger Sub, Inc.
9.50% due 12/01/191	$506,000	$547,113
Shearer's Foods LLC / Chip Finance Corp.
9.00% due 11/01/191	214,000	235,668
DaVita HealthCare Partners, Inc.
6.63% due 11/01/20	103,000	108,987
Total Consumer, Non-cyclical		215,395,569
Consumer, Cyclical - 17.1%
FCA US LLC / CG Company-Issuer, Inc.
8.00% due 06/15/19	32,495,000	34,490,842
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	12,943,000	13,832,831
Hanesbrands, Inc.
6.38% due 12/15/20	12,103,000	12,950,209
MGM Resorts International
6.63% due 07/15/15	10,686,000	10,910,406
Sally Holdings LLC / Sally Capital, Inc.
6.88% due 11/15/19	8,929,000	9,576,353
Algeco Scotsman Global Finance plc
8.50% due 10/15/181	8,000,000	8,140,000
AMC Entertainment, Inc.
9.75% due 12/01/20	7,260,000	8,022,300
Rite Aid Corp.
8.00% due 08/15/20	7,228,000	7,733,960
Levi Strauss & Co.
7.63% due 05/15/20	6,434,000	6,779,828
Tenneco, Inc.
6.88% due 12/15/20	6,113,000	6,547,329
Allison Transmission, Inc.
7.13% due 05/15/191	5,124,000	5,373,795
Brightstar Corp.
7.25% due 08/01/181	4,026,000	4,327,950
Jarden Corp.
6.13% due 11/15/22	3,637,000	3,827,943
Lennar Corp.
5.60% due 05/31/15	3,675,000	3,711,750
Mobile Mini, Inc.
7.88% due 12/01/20	3,125,000	3,320,313
Lear Corp.
8.13% due 03/15/20	2,844,000	2,973,686
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50% due 06/15/191	2,711,000	2,887,215
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	1,595,000	1,690,700
7.50% due 04/15/21	763,000	811,641
Petco Animal Supplies, Inc.
9.25% due 12/01/181	2,199,000	2,308,950
Tops Holding Corp. / Tops Markets, LLC
8.88% due 12/15/17	1,491,000	1,565,550

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 90.1% (continued)
Consumer, Cyclical - 17.1% (continued)
Boyd Gaming Corp.
9.13% due 12/01/18	$871,000	$914,550
Marina District Finance Company, Inc.
9.88% due 08/15/18	264,000	279,510
Total Consumer, Cyclical		152,977,611
Communications - 14.9%
Univision Communications, Inc.
8.50% due 05/15/211	19,578,000	21,095,294
7.88% due 11/01/201	9,085,000	9,789,088
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	26,608,000	27,738,840
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25% due 10/30/17	12,180,000	12,697,650
7.38% due 06/01/20	9,072,000	9,729,720
8.13% due 04/30/20	178,000	187,123
Level 3 Financing, Inc.
8.13% due 07/01/19	16,514,000	17,566,767
DISH DBS Corp.
7.75% due 05/31/15	6,141,000	6,233,115
Level 3 Communications, Inc.
8.88% due 06/01/19	5,025,000	5,345,344
Syniverse Holdings, Inc.
9.13% due 01/15/19	4,788,000	4,991,490
Ymobile Corp.
8.25% due 04/01/181	4,698,000	4,935,249
Windstream Corp.
7.75% due 10/15/20	4,161,000	4,326,192
Crown Media Holdings, Inc.
10.50% due 07/15/19	3,182,000	3,452,470
Altice Financing S.A.
7.88% due 12/15/191	3,200,000	3,416,000
Gannett Co., Inc.
6.38% due 09/01/15	1,357,000	1,391,773
New York Times Co.
5.00% due 03/15/15	144,000	144,180
Total Communications		133,040,295
Industrial - 13.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	16,350,000	17,014,218
7.87% due 08/15/19	5,770,000	6,136,395
Novelis, Inc.
8.75% due 12/15/20	16,915,000	18,437,349
CNH Industrial Capital LLC
3.88% due 11/01/15	11,762,000	11,894,323
Ardagh Packaging Finance plc
9.13% due 10/15/201	7,500,000	8,081,250
Manitowoc Co., Inc.
8.50% due 11/01/20	7,382,000	8,009,470
Ball Corp.
5.75% due 05/15/21	6,280,000	6,672,500
Spirit AeroSystems, Inc.
6.75% due 12/15/20	4,910,000	5,241,425

	Face Amount	Value
CORPORATE BONDS†† - 90.1% (continued)
Industrial - 13.3% (continued)
Covanta Holding Corp.
7.25% due 12/01/20	$4,843,000	$5,206,225
Orbital ATK, Inc.
6.88% due 09/15/20	4,506,000	4,810,155
Oshkosh Corp.
8.50% due 03/01/20	4,373,000	4,558,853
Lafarge S.A.
6.20% due 07/09/151	4,334,000	4,404,428
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	4,000,000	4,290,000
Edgen Murray Corp.
8.75% due 11/01/201	3,024,000	3,315,060
US Concrete, Inc.
8.50% due 12/01/18	3,059,000	3,257,835
Dynacast International LLC / Dynacast Finance, Inc.
9.25% due 07/15/19	2,871,000	3,100,680
Esterline Technologies Corp.
7.00% due 08/01/20	2,369,000	2,499,295
Anixter, Inc.
5.95% due 03/01/15	1,903,000	1,903,000
Total Industrial		118,832,461
Technology - 7.4%
First Data Corp.
7.37% due 06/15/191	19,456,000	20,477,440
8.88% due 08/15/201	6,071,000	6,526,325
Infor US, Inc.
9.37% due 04/01/19	8,953,000	9,635,666
11.50% due 07/15/18	5,992,000	6,553,750
SunGard Data Systems, Inc.
7.63% due 11/15/20	8,572,000	9,204,185
Freescale Semiconductor, Inc.
10.75% due 08/01/20	5,170,000	5,638,531
Epicor Software Corp.
8.62% due 05/01/19	4,885,000	5,153,675
Dell, Inc.
2.30% due 09/10/15	2,733,000	2,743,249
Total Technology		65,932,821
Financial - 5.4%
Ally Financial, Inc.
4.63% due 06/26/15	19,221,000	19,449,249
American Capital Ltd.
6.50% due 09/15/181	9,412,000	9,859,070
International Lease Finance Corp.
8.63% due 09/15/15	7,308,000	7,572,915
Iron Mountain, Inc.
7.75% due 10/01/19	5,775,000	6,200,906
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/192	4,846,000	5,185,220
Springleaf Finance Corp.
5.40% due 12/01/15	81,000	82,924
Total Financial		48,350,284
Basic Materials - 3.8%
ArcelorMittal
4.50% due 08/05/15	11,527,000	11,671,087

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 90.1% (continued)
Basic Materials - 3.8% (continued)
Huntsman International LLC
8.63% due 03/15/21	$6,196,000	$6,702,027
Steel Dynamics, Inc.
7.63% due 03/15/20	5,451,000	5,696,294
AK Steel Corp.
8.75% due 12/01/18	3,942,000	4,252,433
JM Huber Corp.
9.88% due 11/01/191	2,715,000	2,972,925
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17	1,427,000	1,480,513
Ineos Finance plc
8.38% due 02/15/191	850,000	909,713
7.50% due 05/01/201	200,000	213,000
Total Basic Materials		33,897,992
Utilities - 2.3%
NRG Energy, Inc.
8.25% due 09/01/20	13,432,000	14,389,030
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	5,562,000	5,840,100
Total Utilities		20,229,130
Energy - 1.9%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.37% due 06/01/191	6,478,000	6,866,680
Berry Petroleum Co. LLC
6.75% due 11/01/20	3,519,000	2,991,149
Rockies Express Pipeline LLC
3.90% due 04/15/151	2,760,000	2,766,900
Hercules Offshore, Inc.
10.25% due 04/01/191,2	2,480,000	905,200

	Face Amount	Value
CORPORATE BONDS†† - 90.1% (continued)
Energy - 1.9% (continued)
NGPL PipeCo LLC
9.63% due 06/01/191,2	$857,000	$863,428
Kodiak Oil & Gas Corp.
8.13% due 12/01/19	790,000	827,525
Bill Barrett Corp.
7.63% due 10/01/192	716,000	704,365
MarkWest Energy Partners Limited Partnership / MarkWest Energy Finance Corp.
6.75% due 11/01/20	316,000	335,750
Range Resources Corp.
6.75% due 08/01/20	307,000	324,653
Newfield Exploration Co.
6.88% due 02/01/20	60,000	61,950
Oasis Petroleum, Inc.
7.25% due 02/01/19	62,000	61,923
Total Energy		16,709,523
Total Corporate Bonds
(Cost $803,834,766)		805,365,686
U.S. GOVERNMENT SECURITIES - 7.8%
United States Treasury Bill
0.00% due 04/23/15††,3	47,349,300	47,348,258
0.00% due 03/26/15††,3	22,540,300	22,540,007
Total United States Treasury Bill		69,888,265
Total U.S. Government Securities
(Cost $69,889,195)		69,888,265

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 1.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	12,785,346	12,785,346
Total Securities Lending Collateral
(Cost $12,785,346)		12,785,346
Total Investments - 99.3%
(Cost $886,509,307)		$888,039,297
Other Assets & Liabilities, net - 0.7%		6,618,486
Total Net Assets - 100.0%		$894,657,783

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $193,086,940 (cost $194,825,965), or 21.6% of total net assets.
2	All or portion of this security is on loan at February 28, 2015 - See Note 4.
3	Zero coupon rate security.
4	Securities lending collateral - See Note 4.

LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.2%
Consumer, Cyclical - 21.1%
HD Supply, Inc.
11.50% due 07/15/20	$14,659,000	$16,931,144
7.50% due 07/15/20	10,415,000	11,196,125
11.00% due 04/15/20	9,453,000	10,870,950
FCA US LLC / CG Company-Issuer, Inc.
8.25% due 06/15/21	27,966,000	31,356,877
MGM Resorts International
7.50% due 06/01/16	9,565,000	10,162,812
10.00% due 11/01/16	8,295,000	9,290,400
6.88% due 04/01/161	2,720,000	2,856,000
Rite Aid Corp.
9.25% due 03/15/20	11,665,000	12,948,149
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	6,207,000	6,657,007
Jaguar Land Rover Automotive plc
8.13% due 05/15/212	5,000,000	5,556,250
Wolverine World Wide, Inc.
6.13% due 10/15/20	4,665,000	4,956,563
Dana Holding Corp.
6.75% due 02/15/21	4,549,000	4,844,685
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.37% due 08/01/21	4,294,000	4,669,725
Tempur Sealy International, Inc.
6.88% due 12/15/20	4,305,000	4,638,638
Boyd Gaming Corp.
9.00% due 07/01/20	4,133,000	4,489,471
National CineMedia LLC
7.88% due 07/15/21	2,679,000	2,859,833
Park-Ohio Industries, Inc.
8.13% due 04/01/21	2,367,000	2,538,608
Sabre Holdings Corp.
8.35% due 03/15/16	2,355,000	2,519,850
DR Horton, Inc.
6.50% due 04/15/16	2,160,000	2,273,400
Standard Pacific Corp.
10.75% due 09/15/16	1,650,000	1,856,250
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	1,375,000	1,478,125
Lennar Corp.
6.50% due 04/15/16	1,205,000	1,262,238
Quiksilver, Inc. / QS Wholesale, Inc.
7.88% due 08/01/181,2	470,000	427,700
Icon Health & Fitness, Inc.
11.88% due 10/15/162	220,000	218,350
Total Consumer, Cyclical		156,859,150
Communications - 17.6%
Sprint Communications, Inc.
6.00% due 12/01/16	29,616,000	31,133,819
DISH DBS Corp.
7.13% due 02/01/16	23,110,000	24,178,838
Level 3 Financing, Inc.
8.63% due 07/15/20	13,749,000	15,055,155

	Face Amount	Value
CORPORATE BONDS†† - 95.2% (continued)
Communications - 17.6% (continued)
AMC Networks, Inc.
7.75% due 07/15/21	$11,757,000	$12,962,093
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	10,505,000	11,043,381
Altice Finco S.A.
9.88% due 12/15/202	7,500,000	8,381,250
Alcatel-Lucent USA, Inc.
8.87% due 01/01/202	7,400,000	8,214,000
Harron Communications, LP/Harron Finance Corp.
9.13% due 04/01/202	5,920,000	6,504,600
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	4,631,000	5,250,396
T-Mobile USA, Inc.
6.54% due 04/28/20	3,578,000	3,816,867
Windstream Corp.
7.75% due 10/01/21	2,635,000	2,674,525
j2 Global, Inc.
8.00% due 08/01/20	945,000	1,025,325
New York Times Co.
6.63% due 12/15/16	560,000	604,100
Total Communications		130,844,349
Industrial - 17.0%
Sealed Air Corp.
8.38% due 09/15/212	9,630,000	10,942,087
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/21	9,650,000	10,253,125
9.88% due 08/15/19	500,000	538,125
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
5.63% due 12/15/162	10,279,000	10,381,790
Berry Plastics Corp.
9.75% due 01/15/21	8,800,000	9,834,000
Building Materials Corporation of America
6.75% due 05/01/212	9,079,000	9,782,622
USG Corp.
6.30% due 11/15/16	5,605,000	5,927,288
7.88% due 03/30/202	3,505,000	3,811,688
CNH Industrial Capital LLC
6.25% due 11/01/16	7,622,000	8,098,375
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	7,045,000	7,627,269
Nortek, Inc.
8.50% due 04/15/21	7,037,000	7,599,959
Bombardier, Inc.
4.25% due 01/15/161,2	7,345,000	7,455,175
Owens-Brockway Glass Container, Inc.
7.38% due 05/15/16	6,585,000	7,045,950

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.2% (continued)
Industrial - 17.0% (continued)
Summit Materials LLC / Summit Materials Finance Corp.
10.50% due 01/31/20	$5,554,000	$6,157,998
ADS Waste Holdings, Inc.
8.25% due 10/01/20	4,960,000	5,183,200
Louisiana-Pacific Corp.
7.50% due 06/01/20	4,410,000	4,729,725
Crown Americas LLC / Crown Americas Capital Corporation III
6.25% due 02/01/21	3,415,000	3,636,975
Hanson Ltd.
6.13% due 08/15/16	3,205,000	3,405,313
CNH Industrial America LLC
7.25% due 01/15/16	2,465,000	2,582,088
Lafarge S.A.
6.50% due 07/15/16	990,000	1,054,350
Vulcan Materials Co.
6.50% due 12/01/16	310,000	334,800
Total Industrial		126,381,902
Consumer, Non-cyclical - 9.3%
United Rentals North America, Inc.
8.25% due 02/01/21	9,337,000	10,177,329
7.38% due 05/15/20	7,195,000	7,842,550
Valeant Pharmaceuticals International
6.38% due 10/15/202	7,955,000	8,402,468
7.25% due 07/15/222	130,000	138,613
HCA, Inc.
6.50% due 02/15/16	7,383,000	7,743,069
Live Nation Entertainment, Inc.
7.00% due 09/01/202	4,776,000	5,146,140
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/222	4,745,000	5,118,669
Constellation Brands, Inc.
7.25% due 09/01/16	3,955,000	4,285,243
Dean Foods Co.
7.00% due 06/01/16	3,425,000	3,692,150
American Achievement Corp.
10.88% due 04/15/161,2	3,200,000	3,184,000
Prestige Brands, Inc.
8.13% due 02/01/20	2,735,000	2,967,475
Chiquita Brands International Incorporated / Chiquita Brands LLC
7.88% due 02/01/21	2,632,000	2,898,490
Hertz Corp.
7.38% due 01/15/21	2,353,000	2,488,298
SUPERVALU, Inc.
8.00% due 05/01/16	1,576,000	1,686,320
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/161,2	1,415,000	1,315,950
RR Donnelley & Sons Co.
8.60% due 08/15/16	1,035,000	1,133,325

	Face Amount	Value
CORPORATE BONDS†† - 95.2% (continued)
Consumer, Non-cyclical - 9.3% (continued)
Elizabeth Arden, Inc.
7.38% due 03/15/211	$925,000	$837,125
Total Consumer, Non-cyclical		69,057,214
Financial - 8.8%
Ally Financial, Inc.
3.50% due 07/18/16	13,615,000	13,795,398
3.13% due 01/15/16	3,005,000	3,027,538
International Lease Finance Corp.
5.75% due 05/15/16	15,836,000	16,528,825
Realogy Group LLC
7.63% due 01/15/202	5,475,000	5,926,688
9.00% due 01/15/201,2	2,825,000	3,121,625
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/162	8,765,000	8,830,737
iStar Financial, Inc.
3.88% due 07/01/16	5,773,000	5,830,730
5.88% due 03/15/16	1,265,000	1,307,757
Springleaf Finance Corp.
5.75% due 09/15/16	5,000,000	5,212,500
Geo Group, Inc.
6.63% due 02/15/21	1,695,000	1,800,938
Total Financial		65,382,736
Technology - 6.9%
First Data Corp.
12.63% due 01/15/21	25,845,000	30,949,388
11.75% due 08/15/21	6,875,000	8,043,750
10.63% due 06/15/21	4,711,000	5,441,205
11.25% due 01/15/21	3,145,000	3,601,025
NXP BV / NXP Funding LLC
3.50% due 09/15/162	3,000,000	3,052,500
Total Technology		51,087,868
Energy - 6.1%
Sabine Pass LNG, LP
7.50% due 11/30/16	21,207,000	22,532,437
Peabody Energy Corp.
7.38% due 11/01/16	5,085,000	5,364,675
MarkWest Energy Partners Limited Partnership / MarkWest Energy Finance Corp.
6.25% due 06/15/22	4,750,000	5,058,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
6.50% due 08/15/21	4,233,000	4,508,145
Denbury Resources, Inc.
6.38% due 08/15/21	2,595,000	2,504,175
Chesapeake Energy Corp.
3.25% due 03/15/16	2,160,000	2,162,700
Dresser-Rand Group, Inc.
6.50% due 05/01/21	1,965,000	2,102,550
Range Resources Corp.
5.75% due 06/01/21	470,000	497,025
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	190,000	194,988

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 95.2% (continued)
Energy - 6.1% (continued)
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	$55,000	$58,713
Total Energy		44,984,158
Basic Materials - 5.3%
ArcelorMittal
4.50% due 03/01/16	8,081,000	8,333,530
Ashland, Inc.
3.00% due 03/15/16	8,185,000	8,297,544
First Quantum Minerals Ltd.
8.75% due 06/01/202	7,065,000	7,789,163
Steel Dynamics, Inc.
6.13% due 08/15/19	4,080,000	4,396,200
Global Brass and Copper, Inc.
9.50% due 06/01/19	3,755,000	4,074,175
Kaiser Aluminum Corp.
8.25% due 06/01/20	3,090,000	3,364,238
Vedanta Resources plc
6.75% due 06/07/161,2	2,750,000	2,736,250

	Face Amount	Value
CORPORATE BONDS†† - 95.2% (continued)
Basic Materials - 5.3% (continued)
Stora Enso Oyj
6.40% due 04/15/162	$500,000	$526,250
Total Basic Materials		39,517,350
Utilities - 3.1%
NRG Energy, Inc.
7.88% due 05/15/21	17,938,000	19,588,296
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,728,000	1,823,040
AES Corp.
9.75% due 04/15/16	899,000	988,900
DPL, Inc.
6.50% due 10/15/16	673,000	711,698
Total Utilities		23,111,934
Total Corporate Bonds
(Cost $700,996,754)		707,226,661

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	11,987,540	11,987,540
Total Securities Lending Colalteral
(Cost $11,987,540)		11,987,540
Total Investments - 96.8%
(Cost $712,984,294)		$719,214,201
Other Assets & Liabilities, net - 3.2%		24,007,397
Total Net Assets - 100.0%		$743,221,598

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 —- See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $126,964,567 (cost $125,885,892), or 17.1% of total net assets.
3	Securities lending collateral —- See Note 4.

Oyj	Public Traded Company
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.7%
Financial - 24.0%
Ally Financial, Inc.
5.50% due 02/15/17	$7,371,000	$7,744,783
2.75% due 01/30/17	6,381,000	6,381,000
6.25% due 12/01/17	4,822,000	5,219,815
3.25% due 09/29/17	1,500,000	1,505,625
8.00% due 12/31/18	294,000	335,895
CIT Group, Inc.
4.25% due 08/15/17	11,049,000	11,352,847
5.00% due 05/15/17	8,591,000	8,956,118
Springleaf Finance Corp.
6.90% due 12/15/17	11,400,000	12,340,500
6.50% due 09/15/17	1,500,000	1,593,750
International Lease Finance Corp.
8.75% due 03/15/17	9,044,000	10,117,522
8.88% due 09/01/17	3,184,000	3,649,660
Navient Corp.
6.00% due 01/25/17	7,326,000	7,765,853
4.63% due 09/25/17	3,048,000	3,147,060
iStar Financial, Inc.
4.00% due 11/01/17	4,669,000	4,663,164
9.00% due 06/01/17	2,568,000	2,847,398
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
2.75% due 05/15/171	3,250,000	3,265,243
Aircastle Ltd.
6.75% due 04/15/17	2,982,000	3,235,470
Synovus Financial Corp.
5.13% due 06/15/17	3,057,000	3,133,425
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38% due 10/01/17	2,798,000	2,895,930
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	2,449,000	2,626,553
AerCap Aviation Solutions BV
6.38% due 05/30/17	2,000,000	2,145,000
Total Financial		104,922,611
Communications - 18.5%
Sprint Communications, Inc.
8.38% due 08/15/17	8,359,000	9,226,245
9.13% due 03/01/17	6,633,000	7,348,104
Univision Communications, Inc.
6.75% due 09/15/221	7,435,000	8,104,150
Windstream Corp.
7.88% due 11/01/17	7,077,000	7,687,391
Cablevision Systems Corp.
8.63% due 09/15/17	6,100,000	6,915,875
DISH DBS Corp.
4.63% due 07/15/17	5,851,000	6,004,589
McClatchy Co.
9.00% due 12/15/22	4,901,000	4,974,515
5.75% due 09/01/17	200,000	208,000
Telesat Canada / Telesat LLC
6.00% due 05/15/171	4,179,000	4,280,341
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	3,850,000	3,994,375

	Face Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Communications - 18.5% (continued)
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.37% due 11/15/22	$3,450,000	$3,674,250
Frontier Communications Corp.
8.25% due 04/15/17	2,940,000	3,281,775
CenturyLink, Inc.
5.15% due 06/15/17	1,714,000	1,816,840
6.00% due 04/01/17	1,176,000	1,262,730
Visant Corp.
10.00% due 10/01/17	2,449,000	2,222,468
Bankrate, Inc.
6.13% due 08/15/181,2	2,130,000	2,145,975
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171	2,028,000	2,114,190
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	1,958,000	2,041,215
American Media, Inc.
11.50% due 12/15/172	1,958,000	2,021,635
Lamar Media Corp.
5.88% due 02/01/22	1,714,000	1,829,695
Total Communications		81,154,358
Consumer, Cyclical - 13.3%
Lennar Corp.
4.75% due 12/15/17	2,328,000	2,426,939
12.25% due 06/01/17	2,008,000	2,399,560
4.75% due 11/15/22	194,000	198,850
MGM Resorts International
7.63% due 01/15/17	4,247,000	4,597,378
Toys R Us Property Company II LLC
8.50% due 12/01/172	4,410,000	4,432,050
VWR Funding, Inc.
7.25% due 09/15/17	4,163,000	4,376,353
H&E Equipment Services, Inc.
7.00% due 09/01/22	3,772,000	3,894,590
Viking Cruises Ltd.
8.50% due 10/15/221	3,463,000	3,887,218
Jarden Corp.
7.50% due 05/01/17	3,428,000	3,796,510
Levi Strauss & Co.
6.87% due 05/01/22	3,422,000	3,781,310
Schaeffler Finance BV
7.75% due 02/15/171	3,050,000	3,385,744
L Brands, Inc.
6.90% due 07/15/17	2,805,000	3,124,069
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	2,570,000	2,852,957
Tops Holding Corp. / Tops Markets, LLC
8.88% due 12/15/17	2,600,000	2,730,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,432,000	2,614,400

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Consumer, Cyclical - 13.3% (continued)
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp.
8.88% due 04/15/171	$2,432,000	$2,500,278
KB Home
9.10% due 09/15/17	1,786,000	2,017,064
Sonic Automotive, Inc.
7.00% due 07/15/22	1,803,000	1,978,793
Toys R Us, Inc.
10.38% due 08/15/172	1,223,000	1,048,723
Ryland Group, Inc.
8.40% due 05/15/172	735,000	823,200
DR Horton, Inc.
4.75% due 05/15/17	685,000	719,250
Logan's Roadhouse, Inc.
10.75% due 10/15/17	538,000	416,950
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	108,000	115,560
Bon-Ton Department Stores, Inc.
10.63% due 07/15/17	96,000	96,600
Total Consumer, Cyclical		58,214,346
Industrial - 13.1%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	10,007,000	11,207,840
Novelis, Inc.
8.38% due 12/15/17	6,515,000	6,816,318
WireCo WorldGroup, Inc.
9.50% due 05/15/17	5,847,000	5,788,530
CNH Industrial Capital LLC
3.25% due 02/01/17	4,131,000	4,182,638
International Wire Group Holdings, Inc.
8.50% due 10/15/171,2	3,958,000	4,155,900
SPX Corp.
6.88% due 09/01/17	3,625,000	3,969,375
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,410,000	3,946,950
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
6.00% due 06/15/171	3,440,000	3,483,000
Abengoa Finance SAU
8.88% due 11/01/171,2	3,000,000	3,120,000
Hapag-Lloyd AG
9.75% due 10/15/171,2	2,000,000	2,100,000
Ainsworth Lumber Company Ltd.
7.50% due 12/15/171	1,580,000	1,655,050
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	1,556,000	1,610,460
Pactiv LLC
8.13% due 06/15/17	1,380,000	1,507,650

	Face Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Industrial - 13.1% (continued)
Norbord Delaware GP I
7.70% due 02/15/171	$1,223,000	$1,339,185
Greif, Inc.
6.75% due 02/01/17	1,223,000	1,323,898
Sequa Corp.
7.00% due 12/15/171,2	1,303,000	1,140,125
Total Industrial		57,346,919
Consumer, Non-cyclical - 9.6%
United Rentals North America, Inc.
7.63% due 04/15/22	8,644,000	9,645,062
Spectrum Brands, Inc.
6.63% due 11/15/22	3,435,000	3,778,500
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	3,132,000	3,460,860
Centene Corp.
5.75% due 06/01/17	3,193,000	3,408,527
Capella Healthcare, Inc.
9.25% due 07/01/17	2,693,000	2,805,769
Health Net, Inc.
6.38% due 06/01/17	2,399,000	2,581,924
DS Services of America, Inc.
10.00% due 09/01/211	2,000,000	2,345,000
21st Century Oncology, Inc.
8.88% due 01/15/172	2,205,000	2,265,638
RR Donnelley & Sons Co.
6.13% due 01/15/17	2,034,000	2,161,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.88% due 11/15/17	1,958,000	2,021,635
Constellation Brands, Inc.
7.25% due 05/15/17	1,811,000	2,018,133
Service Corporation International
7.00% due 06/15/17	1,490,000	1,631,550
DJO Finance LLC / DJO Finance Corp.
9.75% due 10/15/172	1,470,000	1,514,100
Smithfield Foods, Inc.
7.75% due 07/01/17	996,000	1,119,703
6.63% due 08/15/22	5,000	5,456
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	819,375
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	488,000	473,360
Total Consumer, Non-cyclical		42,055,717
Energy - 8.8%
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	4,228,000	4,531,241
Chesapeake Energy Corp.
6.50% due 08/15/17	3,675,000	3,932,249
NGPL PipeCo LLC
7.12% due 12/15/171	3,919,000	3,919,000

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Energy - 8.8% (continued)
Concho Resources, Inc.
6.50% due 01/15/22	$3,566,000	$3,806,705
Sanchez Energy Corp.
7.75% due 06/15/212	2,940,000	2,947,350
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,639,000	2,731,365
Tesoro Corp.
4.25% due 10/01/17	2,449,000	2,559,205
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,589,000	2,517,803
Pacific Drilling V Ltd.
7.25% due 12/01/171	2,500,000	2,243,750
Cimarex Energy Co.
5.88% due 05/01/22	1,858,000	1,978,770
Penn Virginia Corp.
8.50% due 05/01/202	1,563,000	1,539,555
SandRidge Energy, Inc.
8.12% due 10/15/22	1,958,000	1,426,893
Swift Energy Co.
7.13% due 06/01/172	1,993,000	1,155,940
WPX Energy, Inc.
5.25% due 01/15/17	1,126,000	1,154,150
Chaparral Energy, Inc.
7.63% due 11/15/22	1,317,000	987,750
Hercules Offshore, Inc.
8.75% due 07/15/211	2,626,000	827,190
PetroQuest Energy, Inc.
10.00% due 09/01/17	488,000	420,900
Total Energy		38,679,816
Basic Materials - 5.7%
ArcelorMittal
5.25% due 02/25/17	7,887,000	8,297,123
United States Steel Corp.
6.05% due 06/01/17	3,537,000	3,740,378
Ryerson Incorporated / Joseph T Ryerson & Son Inc
9.00% due 10/15/17	3,178,000	3,257,450

	Face Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Basic Materials - 5.7% (continued)
Thompson Creek Metals Co., Inc.
9.75% due 12/01/172	$2,668,000	$2,768,050
Commercial Metals Co.
6.50% due 07/15/17	2,508,000	2,658,480
Steel Dynamics, Inc.
6.38% due 08/15/22	2,449,000	2,638,798
American Gilsonite Co.
11.50% due 09/01/171	1,055,000	991,700
Evraz Group S.A.
7.40% due 04/24/171	500,000	476,870
Sappi Papier Holding GmbH
7.75% due 07/15/171	250,000	271,250
Total Basic Materials		25,100,099
Utilities - 2.4%
Calpine Corp.
7.88% due 01/15/231	5,722,000	6,451,555
AES Corp.
8.00% due 10/15/17	3,753,000	4,226,816
Total Utilities		10,678,371
Technology - 1.3%
DynCorp International, Inc.
10.38% due 07/01/17	2,658,000	2,425,425
Unisys Corp.
6.25% due 08/15/17	1,714,000	1,833,980
Aspect Software, Inc.
10.62% due 05/15/17	1,470,000	1,348,725
Total Technology		5,608,130
Total Corporate Bonds
(Cost $429,148,455)		423,760,367

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	19,224,930	19,224,930
Total Securities Lending Collateral
(Cost $19,224,930)		19,224,930
Total Investments - 101.1%
(Cost $448,373,385)		$442,985,297
Other Assets & Liabilities, net - (1.1)%		(4,999,409)
Total Net Assets - 100.0%		$437,985,888

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $74,157,592 (cost $76,330,226), or 16.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 28, 2015 – See Note 4.
3	Securities lending collateral – See Note 4.

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS†† - 0.0%**
Common Stock - 0.0%
CEVA Group*	90	$67,283
Total Common Stocks
(Cost $120,716)		67,283
PREFERRED STOCKS†† - 0.1%
CEVA Goup*	194	145,650
Total Preferred Stocks
(Cost $261,320)		145,650

	Face Amount	Value
CORPORATE BONDS†† - 97.0%
Consumer, Non-cyclical - 18.2%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/182	5,981,000	6,369,765
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	6,084,000	6,312,149
Tenet Healthcare Corp.
6.25% due 11/01/18	3,815,000	4,177,425
Alere, Inc.
8.63% due 10/01/18	1,900,000	1,985,500
7.25% due 07/01/18	1,374,000	1,482,203
DJO Finance LLC / DJO Finance Corp.
9.88% due 04/15/18	1,775,000	1,846,000
7.75% due 04/15/18	1,500,000	1,530,000
United Rentals North America, Inc.
5.75% due 07/15/18	2,889,000	3,013,587
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/182	2,750,000	2,791,250
HCA, Inc.
8.00% due 10/01/18	2,350,000	2,749,500
Marfrig Holding Europe BV
8.38% due 05/09/182	2,700,000	2,632,500
inVentiv Health, Inc.
9.00% due 01/15/182	2,500,000	2,612,500
Central Garden and Pet Co.
8.25% due 03/01/181	2,100,000	2,157,750
Service Corporation International
7.63% due 10/01/18	1,851,000	2,124,023
Ahern Rentals, Inc.
9.50% due 06/15/182	1,980,000	2,064,150
Smithfield Foods, Inc.
5.25% due 08/01/182	1,937,000	2,002,374
Fresenius Medical Care US Finance, Inc.
6.50% due 09/15/182	1,600,000	1,792,000
NES Rentals Holdings, Inc.
7.88% due 05/01/182	1,596,000	1,623,930
Harland Clarke Holdings Corp.
9.75% due 08/01/182	1,500,000	1,612,500
RR Donnelley & Sons Co.
7.25% due 05/15/181	1,402,000	1,570,240

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Consumer, Non-cyclical - 18.2% (continued)
Hertz Corp.
4.25% due 04/01/18	$1,300,000	$1,319,500
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/182	1,250,000	1,259,375
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	990,000	990,000
Armored Autogroup, Inc.
9.25% due 11/01/18	970,000	989,400
Hanger, Inc.
7.13% due 11/15/18	220,000	225,500
Total Consumer, Non-cyclical		57,233,121
Financial - 14.6%
Navient Corp.
8.45% due 06/15/18	8,375,000	9,589,374
5.00% due 06/15/18	250,000	251,250
CIT Group, Inc.
5.25% due 03/15/18	5,018,000	5,311,552
6.63% due 04/01/182	2,750,000	3,007,813
Ally Financial, Inc.
4.75% due 09/10/18	3,000,000	3,127,500
8.00% due 12/31/18	2,059,000	2,352,408
KCG Holdings, Inc.
8.25% due 06/15/182	4,085,000	4,299,463
iStar Financial, Inc.
4.88% due 07/01/18	1,750,000	1,760,938
7.13% due 02/15/18	1,500,000	1,620,000
International Lease Finance Corp.
3.88% due 04/15/18	2,750,000	2,825,625
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	2,500,000	2,503,000
Aircastle Ltd.
4.63% due 12/15/18	2,000,000	2,085,000
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/182	2,500,000	2,025,000
American Capital Ltd.
6.50% due 09/15/182	1,500,000	1,571,250
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/182	1,250,000	1,293,750
GFI Group, Inc.
10.38% due 07/19/181	1,000,000	1,115,000
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/182	1,000,000	1,021,875
Total Financial		45,760,798
Consumer, Cyclical - 14.1%
Algeco Scotsman Global Finance plc
8.50% due 10/15/182	3,500,000	3,561,250
Lennar Corp.
4.13% due 12/01/18	1,750,000	1,780,625
6.95% due 06/01/18	1,410,000	1,543,950

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Consumer, Cyclical - 14.1% (continued)
Party City Holdings, Inc.
8.88% due 08/01/20	$2,900,000	$3,182,750
Jaguar Land Rover Automotive plc
4.13% due 12/15/182	2,980,000	3,121,550
US Airways Group, Inc.
6.13% due 06/01/18	2,500,000	2,653,125
RSI Home Products, Inc.
6.88% due 03/01/182	2,500,000	2,631,250
MGM Resorts International
11.38% due 03/01/18	2,116,000	2,576,230
Standard Pacific Corp.
8.38% due 05/15/18	2,000,000	2,299,999
DR Horton, Inc.
3.63% due 02/15/18	2,050,000	2,096,638
Accuride Corp.
9.50% due 08/01/18	2,000,000	2,075,000
Pittsburgh Glass Works LLC
8.00% due 11/15/182	1,800,000	1,923,750
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/182	1,750,000	1,817,813
NCL Corporation Ltd.
5.00% due 02/15/18	1,750,000	1,798,125
United Continental Holdings, Inc.
6.38% due 06/01/18	1,600,000	1,718,000
Building Materials Holding Corp.
9.00% due 09/15/182	1,500,000	1,586,250
Landry's Holdings II, Inc.
10.25% due 01/01/182	1,500,000	1,573,125
Brightstar Corp.
7.25% due 08/01/182	1,400,000	1,505,000
KB Home
7.25% due 06/15/18	1,393,000	1,495,734
Beazer Homes USA, Inc.
6.63% due 04/15/18	1,005,000	1,050,225
International Automotive Components Group S.A.
9.13% due 06/01/182	1,000,000	1,017,500
Toys R Us, Inc.
7.38% due 10/15/18	900,000	612,000
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/182	450,000	478,125
JC Penney Corporation, Inc.
5.75% due 02/15/18	100,000	95,000
Total Consumer, Cyclical		44,193,014
Basic Materials - 12.3%
ArcelorMittal
6.13% due 06/01/18	5,595,000	6,077,568
INEOS Group Holdings S.A.
6.13% due 08/15/181,2	3,250,000	3,315,000
Hexion US Finance Corporation / Hexion Nova Scotia Finance ULC
8.88% due 02/01/18	3,810,000	3,219,450

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Basic Materials - 12.3% (continued)
Ashland, Inc.
3.88% due 04/15/18	$3,000,000	$3,131,250
Vedanta Resources plc
9.50% due 07/18/181,2	3,000,000	3,022,500
Commercial Metals Co.
7.35% due 08/15/18	2,300,000	2,507,000
United States Steel Corp.
7.00% due 02/01/181	2,305,000	2,474,994
Aleris International, Inc.
7.63% due 02/15/18	2,393,000	2,395,991
APERAM S.A.
7.75% due 04/01/182	1,750,000	1,824,393
Smurfit Kappa Acquisitions
4.88% due 09/15/182	1,525,000	1,597,438
PQ Corp.
8.75% due 11/01/182	1,500,000	1,567,500
OMNOVA Solutions, Inc.
7.88% due 11/01/18	1,500,000	1,548,750
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/182	1,500,000	1,455,000
AK Steel Corp.
8.75% due 12/01/18	1,200,000	1,294,500
Magnetation LLC / Mag Finance Corp.
11.00% due 05/15/181,2	1,500,000	1,042,500
Cornerstone Chemical Co.
9.38% due 03/15/182	1,000,000	1,020,000
Ryerson Incorporated / Joseph T Ryerson & Son, Inc.
11.25% due 10/15/18	670,000	706,850
Thompson Creek Metals Company, Inc.
7.38% due 06/01/18	500,000	415,000
Total Basic Materials		38,615,684
Communications - 12.2%
Sprint Communications, Inc.
9.00% due 11/15/182	10,952,000	12,759,080
DISH DBS Corp.
4.25% due 04/01/18	4,750,000	4,785,624
CSC Holdings LLC
7.63% due 07/15/18	2,350,000	2,664,313
7.88% due 02/15/18	1,500,000	1,696,875
Cablevision Systems Corp.
7.75% due 04/15/18	3,354,000	3,752,288
Frontier Communications Corp.
8.13% due 10/01/18	2,575,000	2,941,938
T-Mobile USA, Inc.
5.25% due 09/01/18	2,500,000	2,609,375
IAC/InterActive Corp.
4.88% due 11/30/18	2,461,000	2,559,440
Intelsat Luxembourg S.A.
6.75% due 06/01/18	2,500,000	2,468,750

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Communications - 12.2% (continued)
Cincinnati Bell, Inc.
8.75% due 03/15/18	$1,920,000	$1,966,080
Total Communications		38,203,763
Industrial - 11.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/18	3,763,000	3,899,408
Aguila 3 S.A.
7.88% due 01/31/182	3,750,000	3,806,249
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/182	3,130,000	3,407,788
JMC Steel Group, Inc.
8.25% due 03/15/181,2	3,450,000	3,023,063
USG Corp.
9.75% due 01/15/18	2,600,000	3,006,302
Tervita Corp.
8.00% due 11/15/182	2,500,000	2,281,250
10.88% due 02/15/182	1,000,000	670,000
Bombardier, Inc.
7.50% due 03/15/182	2,750,000	2,942,500
CNH Industrial Capital LLC
3.63% due 04/15/18	2,750,000	2,777,500
Vulcan Materials Co.
7.00% due 06/15/18	2,125,000	2,390,625
Owens-Illinois, Inc.
7.80% due 05/15/18	1,500,000	1,695,000
Flexi-Van Leasing, Inc.
7.88% due 08/15/182	1,250,000	1,262,500
US Concrete, Inc.
8.50% due 12/01/18	1,000,000	1,065,000
Kemet Corp.
10.50% due 05/01/181	1,000,000	1,030,000
Ducommun, Inc.
9.75% due 07/15/18	600,000	645,000
Xerium Technologies, Inc.
8.88% due 06/15/18	500,000	520,938
Tutor Perini Corp.
7.63% due 11/01/18	311,000	323,440
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/18	84,000	88,410
Total Industrial		34,834,973
Energy - 10.0%
Peabody Energy Corp.
6.00% due 11/15/18	5,500,000	5,032,500
Chesapeake Energy Corp.
7.25% due 12/15/18	2,932,000	3,261,850
Carrizo Oil & Gas, Inc.
8.63% due 10/15/18	2,500,000	2,612,500
Ultra Petroleum Corp.
5.75% due 12/15/182	2,500,000	2,437,500
EXCO Resources, Inc.
7.50% due 09/15/18	2,750,000	2,096,875

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Energy - 10.0% (continued)
Rockies Express Pipeline LLC
6.85% due 07/15/182	$1,750,000	$1,916,250
Exterran Holdings, Inc.
7.25% due 12/01/18	1,755,000	1,781,325
EPL Oil & Gas, Inc.
8.25% due 02/15/181	2,292,000	1,655,970
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/18	2,000,000	1,620,000
United Refining Co.
10.50% due 02/28/18	1,400,000	1,483,300
Gastar Exploration, Inc.
8.63% due 05/15/18	1,500,000	1,410,000
Petroleum Geo-Services ASA
7.38% due 12/15/182	1,500,000	1,383,750
First Wind Capital LLC
10.25% due 06/01/182	1,000,000	1,076,880
Whiting Petroleum Corp.
6.50% due 10/01/18	1,000,000	1,022,500
Natural Resource Partners Limited Partnership / NRP Finance Corp.
9.13% due 10/01/18	1,000,000	955,000
NuStar Logistics, LP
8.15% due 04/15/18	500,000	566,250
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/181	750,000	528,750
Alpha Natural Resources, Inc.
9.75% due 04/15/18	1,250,000	512,500
Total Energy		31,353,700
Technology - 2.7%
NXP BV / NXP Funding LLC
3.75% due 06/01/182	2,500,000	2,556,249
Dell, Inc.
5.65% due 04/15/18	2,250,000	2,438,438
BMC Software, Inc.
7.25% due 06/01/18	1,250,000	1,206,250
Amkor Technology, Inc.
7.38% due 05/01/18	1,000,000	1,030,000
Interface Security Systems Holdings Incorporated / Interface Security Systems LLC
9.25% due 01/15/18	750,000	750,000
SunGard Data Systems, Inc.
7.38% due 11/15/18	491,000	511,868
Total Technology		8,492,805
Utilities - 1.8%
NRG Energy, Inc.
7.63% due 01/15/18	4,505,000	5,011,812
PPL Energy Supply LLC
6.50% due 05/01/18	750,000	789,731
Total Utilities		5,801,543
Total Corporate Bonds
(Cost $310,708,053)		304,489,401

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	$15,460,384	$15,460,384
Total Securities Lending Collateral
(Cost $15,460,384)		15,460,384

	Shares	Value
Total Investments - 102.1%
(Cost $326,550,473)		$320,162,718
Other Assets & Liabilities, net - (2.1)%		(6,431,613)
Total Net Assets - 100.0%		$313,731,105

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $111,562,498 (cost $114,609,911), or 35.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.7%
Communications - 17.6%
Numericable-SFR SAS
4.88% due 05/15/191	$2,250,000	$2,258,437
Sprint Capital Corp.
6.90% due 05/01/19	1,850,000	1,924,000
Avaya, Inc.
7.00% due 04/01/191	850,000	862,750
9.00% due 04/01/191	800,000	830,000
DISH DBS Corp.
7.88% due 09/01/19	1,450,000	1,640,312
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00% due 01/15/19	1,500,000	1,563,750
Hughes Satellite Systems Corp.
6.50% due 06/15/19	1,400,000	1,536,500
T-Mobile USA, Inc.
6.46% due 04/28/19	1,400,000	1,456,000
Nokia Oyj
5.38% due 05/15/19	1,050,000	1,160,250
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	1,075,000	1,116,656
iHeartCommunications, Inc.
9.00% due 12/15/19	1,100,000	1,090,375
Frontier Communications Corp.
7.13% due 03/15/19	700,000	768,250
Gannett Company, Inc.
5.13% due 10/15/19	660,000	694,650
Townsquare Radio LLC / Townsquare Radio, Inc.
9.00% due 04/01/191	600,000	643,500
CSC Holdings LLC
8.63% due 02/15/19	550,000	643,500
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	550,000	569,250
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	350,000	371,875
Syniverse Holdings, Inc.
9.13% due 01/15/19	350,000	364,875
Cumulus Media Holdings, Inc.
7.75% due 05/01/19	300,000	313,125
CenturyLink, Inc.
6.15% due 09/15/19	200,000	219,500
GCI, Inc.
8.63% due 11/15/19	200,000	210,000
EarthLink Holdings Corp.
8.88% due 05/15/19	200,000	206,500
VimpelCom Holdings BV
5.20% due 02/13/191	200,000	176,440
Total Communications		20,620,495
Energy - 14.3%
Linn Energy LLC / Linn Energy Finance Corp.
6.25% due 11/01/19	1,900,000	1,629,250
6.50% due 05/15/19	950,000	836,000
Whiting Petroleum Corp.
5.00% due 03/15/19	1,400,000	1,386,000
Kodiak Oil & Gas Corp.
8.13% due 12/01/19	1,100,000	1,152,250

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 14.3% (continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88% due 05/01/19	$1,018,000	$1,048,540
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
4.13% due 11/15/191	950,000	971,375
ContourGlobal Power Holdings S.A.
7.12% due 06/01/191	900,000	913,500
Seventy Seven Operating LLC
6.63% due 11/15/19	1,050,000	847,875
Rockies Express Pipeline LLC
6.00% due 01/15/191	750,000	798,750
Bill Barrett Corp.
7.63% due 10/01/19	800,000	787,000
PHI, Inc.
5.25% due 03/15/19	750,000	686,250
NGPL PipeCo LLC
9.63% due 06/01/191,2	650,000	654,875
SEACOR Holdings, Inc.
7.38% due 10/01/19	600,000	621,000
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.50% due 10/15/191	500,000	530,000
Basic Energy Services, Inc.
7.75% due 02/15/19	550,000	437,250
EV Energy Partners Limited Partnership / EV Energy Finance Corp.
8.00% due 04/15/19	450,000	427,230
Clayton Williams Energy, Inc.
7.75% due 04/01/19	450,000	425,250
SM Energy Co.
6.63% due 02/15/19	390,000	402,188
Pacific Rubiales Energy Corp.
5.38% due 01/26/191,2	500,000	370,000
W&T Offshore, Inc.
8.50% due 06/15/19	509,000	353,755
Comstock Resources, Inc.
7.75% due 04/01/192	457,000	285,625
Arch Coal, Inc.
8.00% due 01/15/191,2	500,000	258,750
SunCoke Energy, Inc.
7.63% due 08/01/19	233,000	242,157
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/192	444,000	237,540
Penn Virginia Corp.
7.25% due 04/15/192	200,000	191,750
Forbes Energy Services Ltd.
9.00% due 06/15/19	128,000	90,240
Goodrich Petroleum Corp.
8.88% due 03/15/192	200,000	89,000

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 14.3% (continued)
Sabine Oil & Gas Corp.
7.25% due 06/15/19	$253,000	$85,229
Total Energy		16,758,629
Industrial - 13.9%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.88% due 08/15/19	2,054,000	2,210,617
7.87% due 08/15/19	1,580,000	1,680,330
9.00% due 04/15/19	1,250,000	1,315,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.75% due 02/01/19	1,238,000	1,293,710
Viasystems, Inc.
7.88% due 05/01/191	950,000	1,007,000
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	1,000,000	895,000
SBA Communications Corp.
5.63% due 10/01/19	800,000	846,000
Florida East Coast Holdings Corp.
6.75% due 05/01/191	800,000	827,000
Anixter, Inc.
5.63% due 05/01/19	750,000	806,250
BlueLine Rental Finance Corp.
7.00% due 02/01/191	600,000	624,000
XPO Logistics, Inc.
7.88% due 09/01/191	500,000	533,438
Sanmina Corp.
4.38% due 06/01/191	500,000	505,000
LMI Aerospace, Inc.
7.37% due 07/15/191	500,000	503,750
CNH Industrial Capital LLC
3.38% due 07/15/191	500,000	497,500
Bombardier, Inc.
4.75% due 04/15/191	500,000	490,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	450,000	452,250
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
8.13% due 02/15/19	500,000	432,500
Cleaver-Brooks, Inc.
8.75% due 12/15/191	385,000	395,588
LSB Industries, Inc.
7.75% due 08/01/19	300,000	314,250
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/191	240,000	243,600
Greif, Inc.
7.75% due 08/01/19	200,000	229,000

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Industrial - 13.9% (continued)
Casella Waste Systems, Inc.
7.75% due 02/15/19	$200,000	$203,000
Total Industrial		16,305,408
Consumer, Cyclical - 13.7%
MGM Resorts International
8.63% due 02/01/19	1,050,000	1,212,750
Beazer Homes USA, Inc.
5.75% due 06/15/19	855,000	827,212
9.13% due 05/15/19	100,000	103,375
Guitar Center, Inc.
6.50% due 04/15/191,2	1,000,000	852,500
Sabre GLBL, Inc.
8.50% due 05/15/191	790,000	852,213
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	775,000	804,063
American Airlines Group, Inc.
5.50% due 10/01/191	750,000	787,500
Rexel S.A.
6.13% due 12/15/191	700,000	738,500
Felcor Lodging, LP
6.75% due 06/01/19	700,000	735,000
L Brands, Inc.
8.50% due 06/15/19	550,000	666,875
Carmike Cinemas, Inc.
7.38% due 05/15/192	600,000	639,000
Speedway Motorsports, Inc.
6.75% due 02/01/19	600,000	622,860
Carlson Wagonlit BV
6.88% due 06/15/191	500,000	531,875
Allegiant Travel Co.
5.50% due 07/15/19	500,000	523,125
Jaguar Land Rover Automotive plc
4.25% due 11/15/191	500,000	521,875
GameStop Corp.
5.50% due 10/01/191	500,000	518,750
TRI Pointe Holdings, Inc.
4.38% due 06/15/191	500,000	496,250
KB Home
4.75% due 05/15/19	500,000	485,625
Air Canada
6.75% due 10/01/191	450,000	479,250
Polymer Group, Inc.
7.75% due 02/01/19	270,000	282,150
6.88% due 06/01/191	200,000	192,750
Lennar Corp.
4.50% due 06/15/19	450,000	465,750
DR Horton, Inc.
3.75% due 03/01/19	450,000	456,750
American Axle & Manufacturing, Inc.
7.75% due 11/15/192	200,000	229,500
5.13% due 02/15/19	200,000	209,500
Allison Transmission, Inc.
7.13% due 05/15/191	375,000	393,281
Algeco Scotsman Global Finance plc
10.75% due 10/15/191	400,000	344,000

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Cyclical - 13.7% (continued)
Isle of Capri Casinos, Inc.
7.75% due 03/15/19	$300,000	$312,750
Radio Systems Corp.
8.38% due 11/01/191	200,000	216,500
Jo-Ann Stores LLC
8.13% due 03/15/191	200,000	200,500
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	104,250
Vail Resorts, Inc.
6.50% due 05/01/19	98,000	101,369
Total Consumer, Cyclical		15,907,648
Financial - 12.6%
CIT Group, Inc.
5.50% due 02/15/191	1,350,000	1,446,120
3.88% due 02/19/19	1,200,000	1,213,500
Navient Corp.
4.88% due 06/17/19	1,100,000	1,152,250
5.50% due 01/15/19	1,000,000	1,055,000
International Lease Finance Corp.
6.25% due 05/15/19	1,350,000	1,517,063
5.88% due 04/01/19	600,000	661,500
OneMain Financial Holdings, Inc.
6.75% due 12/15/191	1,500,000	1,586,250
E*TRADE Financial Corp.
6.38% due 11/15/19	1,115,000	1,202,806
Ally Financial, Inc.
3.50% due 01/27/19	1,050,000	1,055,250
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.75% due 05/15/191	1,000,000	1,027,500
Synovus Financial Corp.
7.88% due 02/15/19	700,000	786,625
iStar Financial, Inc.
5.00% due 07/01/19	750,000	753,750
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	500,000	511,250
Aircastle Ltd.
6.25% due 12/01/19	450,000	498,915
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	200,000	205,000
Total Financial		14,672,779
Consumer, Non-cyclical - 11.2%
Tenet Healthcare Corp.
5.00% due 03/01/191	1,000,000	1,007,500
5.50% due 03/01/191	500,000	511,875
Big Heart Pet Brands
7.63% due 02/15/19	1,318,000	1,346,666
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,120,000	1,168,999
APX Group, Inc.
6.38% due 12/01/19	1,150,000	1,158,625

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Non-cyclical - 11.2% (continued)
Laureate Education, Inc.
9.75% due 09/01/191	$1,140,000	$1,094,400
Hertz Corp.
6.75% due 04/15/19	890,000	924,488
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	750,000	823,125
Dole Food Company, Inc.
7.25% due 05/01/191	700,000	712,250
Teleflex, Inc.
6.88% due 06/01/19	621,000	650,498
RR Donnelley & Sons Co.
8.25% due 03/15/19	450,000	526,500
Aviv Healthcare Properties Limited Partnership / Aviv Healthcare Capital Corp.
7.75% due 02/15/19	500,000	522,875
Diamond Foods, Inc.
7.00% due 03/15/191	500,000	512,500
Altegrity, Inc.
9.50% due 07/01/191	500,000	510,000
PHH Corp.
7.38% due 09/01/19	300,000	318,750
Endo Finance LLC / Endo Finco, Inc.
7.00% due 07/15/191	250,000	264,063
SFX Entertainment, Inc.
9.63% due 02/01/191,2	250,000	247,500
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	200,000	205,000
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	200,000	198,500
BakerCorp International, Inc.
8.25% due 06/01/19	200,000	164,000
Modular Space Corp.
10.25% due 01/31/191	200,000	151,000
Total Consumer, Non-cyclical		13,019,114
Basic Materials - 6.7%
ArcelorMittal
10.60% due 06/01/19	1,600,000	1,981,999
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	1,050,000	1,082,156
INEOS Group Holdings S.A.
5.88% due 02/15/191,2	900,000	911,250
Ineos Finance plc
8.38% due 02/15/191	800,000	856,200
Vedanta Resources plc
6.00% due 01/31/191,2	800,000	732,000
First Quantum Minerals Ltd.
7.25% due 10/15/191	700,000	654,500
Kissner Milling Company Ltd.
7.25% due 06/01/191	500,000	511,250
KGHM International Ltd.
7.75% due 06/15/191	475,000	492,813

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Basic Materials - 6.7% (continued)
Steel Dynamics, Inc.
6.13% due 08/15/19	$375,000	$404,063
Tembec Industries, Inc.
9.00% due 12/15/191	123,000	124,845
Total Basic Materials		7,751,076
Technology - 3.8%
SunGard Data Systems, Inc.
6.63% due 11/01/19	1,100,000	1,149,499
Infor US, Inc.
9.37% due 04/01/19	700,000	753,375
Sophia Limited Partnership / Sophia Finance, Inc.
9.75% due 01/15/191	650,000	696,313
Dell, Inc.
5.88% due 06/15/19	585,000	639,844
IGATE Corp.
4.75% due 04/15/19	400,000	408,000
Advanced Micro Devices, Inc.
6.75% due 03/01/19	400,000	399,000
Epicor Software Corp.
8.62% due 05/01/19	330,000	348,150
Total Technology		4,394,181
Utilities - 3.2%
Dynegy Finance I Incorporated / Dynegy Finance II Inc
6.75% due 11/01/191	1,600,000	1,676,000

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Utilities - 3.2% (continued)
RJS Power Holdings LLC
5.13% due 07/15/191	$1,200,000	$1,188,000
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
5.13% due 07/15/19	500,000	490,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	340,000	357,000
Total Utilities		3,711,000
Diversified - 0.7%
Harbinger Group, Inc.
7.87% due 07/15/19	750,000	804,375
Total Corporate Bonds
(Cost $116,106,913)		113,944,705

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	3,796,470	3,796,470
Total Securities Lending Collateral
(Cost $3,796,470)		3,796,470
Total Investments - 101.0%
(Cost $119,903,383)		$117,741,175
Other Assets & Liabilities, net - (1.0)%		(1,201,809)
Total Net Assets - 100.0%		$116,539,366

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $40,920,251 (cost $41,554,998), or 35.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 28, 2015 – See Note 4.
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1%
Energy - 19.4%
Chesapeake Energy Corp.
6.63% due 08/15/20	$700,000	$764,750
6.88% due 11/15/20	200,000	220,750
Linn Energy LLC / Linn Energy Finance Corp.
8.63% due 04/15/20	965,000	880,562
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	670,000	718,575
Range Resources Corp.
6.75% due 08/01/20	500,000	528,750
CONSOL Energy, Inc.
8.25% due 04/01/20	500,000	523,125
Sabine Pass LNG, LP
6.50% due 11/01/20	450,000	466,875
Northern Oil and Gas, Inc.
8.00% due 06/01/20	500,000	462,500
Calfrac Holdings, LP
7.50% due 12/01/202	500,000	451,250
Samson Investment Co.
9.75% due 02/15/20	1,265,000	436,425
Antero Resources Finance Corp.
6.00% due 12/01/20	350,000	359,625
CHC Helicopter S.A.
9.25% due 10/15/201	360,000	341,100
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
8.62% due 10/15/20	350,000	288,750
Pacific Drilling S.A.
5.38% due 06/01/202	300,000	241,688
Energy Transfer Equity, LP
7.50% due 10/15/20	200,000	230,000
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/202	200,000	219,500
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.75% due 09/01/20	200,000	218,500
MarkWest Energy Partners Limited Partnership / MarkWest Energy Finance Corp.
6.75% due 11/01/20	200,000	212,500
Newfield Exploration Co.
6.88% due 02/01/20	200,000	206,500
Berry Petroleum Co.
6.75% due 11/01/20	240,000	204,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	200,000	201,500
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.50% due 03/01/20	200,000	196,000

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Energy - 19.4% (continued)
California Resources Corp.
5.00% due 01/15/201,2	$200,000	$184,500
Vanguard Natural Resources LLC / VNR Finance Corp.
7.88% due 04/01/20	200,000	183,750
Parker Drilling Co.
7.50% due 08/01/20	200,000	174,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	200,000	174,000
Precision Drilling Corp.
6.62% due 11/15/20	177,000	172,575
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	154,000	170,555
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	156,000	164,190
Halcon Resources Corp.
9.75% due 07/15/20	200,000	155,000
SandRidge Energy, Inc.
8.75% due 01/15/20	200,000	154,500
Penn Virginia Corp.
8.50% due 05/01/20	154,000	151,690
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	142,000	151,230
Swift Energy Co.
8.88% due 01/15/20	200,000	101,000
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.13% due 11/01/202	100,000	81,500
Resolute Energy Corp.
8.50% due 05/01/20	200,000	57,500
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	50,000	32,000
Total Energy		10,481,215
Communications - 19.1%
Sprint Communications, Inc.
7.00% due 08/15/20	800,000	824,751
7.00% due 03/01/202	463,000	515,231
Wind Acquisition Finance S.A.
6.50% due 04/30/202	500,000	531,875
4.75% due 07/15/202	500,000	506,250
T-Mobile USA, Inc.
6.63% due 11/15/20	450,000	476,438
6.54% due 04/28/20	407,000	434,171
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/202	800,000	852,000

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Communications - 19.1% (continued)
Frontier Communications Corp.
8.50% due 04/15/20	$550,000	$624,250
SoftBank Corp.
4.50% due 04/15/202	600,000	612,390
SBA Telecommunications, Inc.
5.75% due 07/15/20	550,000	581,625
Sirius XM Radio, Inc.
4.25% due 05/15/202	300,000	299,250
5.88% due 10/01/202	200,000	211,250
Alcatel-Lucent USA, Inc.
6.75% due 11/15/202	400,000	430,000
Windstream Corp.
7.75% due 10/15/20	398,000	413,801
DISH DBS Corp.
5.13% due 05/01/20	400,000	404,500
Cablevision Systems Corp.
8.00% due 04/15/20	300,000	342,375
MDC Partners, Inc.
6.75% due 04/01/202	300,000	316,875
Equinix, Inc.
4.88% due 04/01/20	300,000	313,500
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	300,000	306,000
Level 3 Financing, Inc.
7.00% due 06/01/20	250,000	270,053
CenturyLink, Inc.
5.63% due 04/01/20	200,000	214,750
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	200,000	212,500
ViaSat, Inc.
6.88% due 06/15/20	200,000	212,000
Gannett Company, Inc.
5.13% due 07/15/20	200,000	209,250
Cogeco Cable, Inc.
4.88% due 05/01/202	200,000	204,750
Total Communications		10,319,835
Consumer, Non-cyclical - 17.1%
Tenet Healthcare Corp.
6.00% due 10/01/20	900,000	981,000
4.75% due 06/01/20	600,000	621,000
6.75% due 02/01/20	100,000	107,625
Valeant Pharmaceuticals International
6.38% due 10/15/202	1,000,000	1,056,249
7.00% due 10/01/202	247,000	260,585
HJ Heinz Co.
4.25% due 10/15/20	1,100,000	1,119,030
Hologic, Inc.
6.25% due 08/01/20	678,000	713,595
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/202	600,000	639,000
Cott Beverages, Inc.
6.75% due 01/01/202	500,000	501,250

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Non-cyclical - 17.1% (continued)
Amsurg Corp.
5.63% due 11/30/20	$350,000	$366,188
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	300,000	321,000
United Rentals North America, Inc.
7.38% due 05/15/20	250,000	272,500
Deluxe Corp.
6.00% due 11/15/20	250,000	264,063
Spectrum Brands, Inc.
6.38% due 11/15/20	200,000	216,500
JBS Investments GmbH
7.75% due 10/28/202	200,000	211,500
WellCare Health Plans, Inc.
5.75% due 11/15/20	200,000	211,000
Hertz Corp.
5.88% due 10/15/20	200,000	207,500
Service Corporation International
4.50% due 11/15/20	200,000	203,500
Universal Hospital Services, Inc.
7.63% due 08/15/20	200,000	171,500
Live Nation Entertainment, Inc.
7.00% due 09/01/202	150,000	161,625
ServiceMaster Company LLC
8.00% due 02/15/20	68,000	72,250
7.00% due 08/15/20	65,000	68,900
FTI Consulting, Inc.
6.75% due 10/01/20	125,000	132,656
Prestige Brands, Inc.
8.13% due 02/01/20	100,000	108,500
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/202	100,000	105,500
Wells Enterprises, Inc.
6.75% due 02/01/202	80,000	81,800
RR Donnelley & Sons Co.
7.63% due 06/15/20	62,000	70,370
Total Consumer, Non-cyclical		9,246,186
Consumer, Cyclical - 12.8%
K Hovnanian Enterprises, Inc.
9.13% due 11/15/202	500,000	527,500
7.25% due 10/15/202	200,000	209,500
Aramark Services, Inc.
5.75% due 03/15/20	600,000	630,000
MGM Resorts International
6.75% due 10/01/20	450,000	493,031
5.25% due 03/31/20	100,000	102,250
HD Supply, Inc.
7.50% due 07/15/20	534,000	574,050
Dufry Finance SCA
5.50% due 10/15/202	500,000	523,218
Michaels Stores, Inc.
5.88% due 12/15/202	500,000	517,500
L Brands, Inc.
7.00% due 05/01/20	300,000	347,250

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Consumer, Cyclical - 12.8% (continued)
DreamWorks Animation SKG, Inc.
6.87% due 08/15/202	$350,000	$339,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	300,000	321,750
William Lyon Homes, Inc.
8.50% due 11/15/20	250,000	271,250
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	200,000	242,500
Ryland Group, Inc.
6.63% due 05/01/20	200,000	214,000
KB Home
8.00% due 03/15/20	200,000	213,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
7.75% due 04/15/202	200,000	213,000
United Continental Holdings, Inc.
6.00% due 12/01/20	200,000	212,500
Brookfield Residential Properties, Inc.
6.50% due 12/15/202	200,000	210,000
Rexel S.A.
5.25% due 06/15/202	200,000	207,500
PF Chang's China Bistro, Inc.
10.25% due 06/30/202	200,000	203,000
Meritage Homes Corp.
7.15% due 04/15/20	100,000	107,250
Titan International, Inc.
6.88% due 10/01/20	100,000	91,500
Scientific Games International, Inc.
6.25% due 09/01/201	100,000	77,500
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	40,000	43,000
Total Consumer, Cyclical		6,891,549
Basic Materials - 8.8%
Ineos Finance plc
7.50% due 05/01/202	700,000	745,500
ArcelorMittal
6.00% due 08/05/20	524,000	569,195
PH Glatfelter Co.
5.38% due 10/15/20	500,000	515,000
Eldorado Gold Corp.
6.12% due 12/15/202	500,000	494,438
Hexion US Finance Corp.
6.63% due 04/15/20	450,000	432,000
United States Steel Corp.
7.38% due 04/01/20	400,000	427,500
AK Steel Corp.
7.63% due 05/15/201	450,000	410,625
Tronox Finance LLC
6.38% due 08/15/20	300,000	300,375
TPC Group, Inc.
8.75% due 12/15/202	300,000	276,750

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Basic Materials - 8.8% (continued)
Aleris International, Inc.
7.88% due 11/01/20	$250,000	$246,250
Cascades, Inc.
7.88% due 01/15/20	200,000	209,500
Huntsman International LLC
4.88% due 11/15/20	100,000	103,375
Total Basic Materials		4,730,508
Industrial - 8.5%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	1,150,000	1,197,437
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.00% due 06/01/202	750,000	751,875
Silgan Holdings, Inc.
5.00% due 04/01/20	600,000	625,500
TransDigm, Inc.
5.50% due 10/15/20	350,000	348,250
Sealed Air Corp.
6.50% due 12/01/202	200,000	227,540
Boise Cascade Co.
6.38% due 11/01/20	200,000	211,000
Bombardier, Inc.
7.75% due 03/15/202	200,000	209,500
ADS Waste Holdings, Inc.
8.25% due 10/01/20	200,000	209,000
Abengoa Finance SAU
7.75% due 02/01/202	200,000	201,000
Norbord, Inc.
5.38% due 12/01/202	200,000	195,500
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	110,000
Terex Corp.
6.50% due 04/01/20	100,000	105,500
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	100,000	92,000
GrafTech International Ltd.
6.38% due 11/15/20	100,000	81,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.00% due 11/15/202	35,294	35,206
Total Industrial		4,600,808
Financial - 7.8%
Ally Financial, Inc.
7.50% due 09/15/20	820,000	977,850
8.00% due 03/15/20	482,000	578,400
International Lease Finance Corp.
8.25% due 12/15/20	600,000	747,000
Navient Corp.
8.00% due 03/25/20	500,000	583,125
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/202	400,000	398,000

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Financial - 7.8% (continued)
CIT Group, Inc.
5.38% due 05/15/20	$300,000	$323,250
Corrections Corporation of America
4.13% due 04/01/20	200,000	203,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/202	200,000	188,000
CNO Financial Group, Inc.
6.38% due 10/01/202	100,000	106,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	100,000	101,000
Total Financial		4,206,125
Technology - 3.0%
First Data Corp.
6.75% due 11/01/202	814,000	875,050
Nuance Communications, Inc.
5.38% due 08/15/202	300,000	309,000

	Face Amount	Value
CORPORATE BONDS†† - 97.1% (continued)
Technology - 3.0% (continued)
IMS Health, Inc.
6.00% due 11/01/202	$200,000	$209,500
Advanced Micro Devices, Inc.
7.75% due 08/01/20	200,000	199,500
Total Technology		1,593,050
Utilities - 0.6%
AES Corp.
8.00% due 06/01/20	300,000	345,750
Total Corporate Bonds
(Cost $52,924,202)		52,415,026

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.0816%	719,050	719,050
Total Securities Lending Collateral
(Cost $719,050)		719,050
Total Investments - 98.4%
(Cost $53,643,252)		$53,134,076
Other Assets & Liabilities, net - 1.6%		888,875
Total Net Assets - 100.0%		$54,022,951

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $16,849,896 (cost $16,954,903), or 31.2% of total net assets.
3	Securities lending collateral — See Note 4.

GmbH	Limited Liability
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Corporation
SAU	Incorporated with Limited Liability

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.9%
Communications - 21.0%
Sinclair Television Group, Inc.
6.38% due 11/01/21	$200,000	$213,000
5.38% due 04/01/21	200,000	205,000
Sprint Corp.
7.25% due 09/15/21	400,000	409,749
CSC Holdings LLC
6.75% due 11/15/21	200,000	226,750
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	216,250
DISH DBS Corp.
6.75% due 06/01/21	200,000	213,750
T-Mobile USA, Inc.
6.63% due 04/28/21	200,000	213,500
Level 3 Financing, Inc.
6.13% due 01/15/21	200,000	212,750
CCO Holdings, LLC
6.50% due 04/30/21	200,000	211,250
Sirius XM Radio, Inc.
5.75% due 08/01/211	200,000	211,000
T-Mobile US, Inc.
6.25% due 04/01/21	200,000	210,000
Gannett Co., Inc.
4.88% due 09/15/211	200,000	205,250
CommScope, Inc.
5.00% due 06/15/211	200,000	203,500
Windstream Corp.
7.75% due 10/01/21	200,000	203,000
Total Communications		3,154,749
Energy - 15.4%
SM Energy Co.
6.50% due 11/15/21	283,000	292,905
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
6.50% due 05/15/21	200,000	216,000
QEP Resources, Inc.
6.88% due 03/01/21	200,000	215,000
Range Resources Corp.
5.75% due 06/01/21	200,000	211,500
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	200,000	205,750
Unit Corp.
6.62% due 05/15/21	200,000	200,500
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/211	200,000	195,000
Precision Drilling Corp.
6.50% due 12/15/21	200,000	192,000
Rosetta Resources, Inc.
5.63% due 05/01/21	200,000	191,500
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.38% due 11/01/211,2	200,000	163,500

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Energy - 15.4% (continued)
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	$200,000	$153,000
SandRidge Energy, Inc.
7.50% due 03/15/21	100,000	74,125
Total Energy		2,310,780
Consumer, Cyclical - 13.9%
Schaeffler Finance BV
4.75% due 05/15/211	200,000	206,500
4.25% due 05/15/211	200,000	203,000
L Brands, Inc.
6.63% due 04/01/21	200,000	230,500
Allegion US Holding Company, Inc.
5.75% due 10/01/21	200,000	211,000
Dana Holding Corp.
5.38% due 09/15/21	200,000	210,500
William Carter Co.
5.25% due 08/15/21	200,000	210,450
HD Supply, Inc.
5.25% due 12/15/211	200,000	208,250
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corp.
5.25% due 03/15/21	200,000	206,240
WMG Acquisition Corp.
6.00% due 01/15/211	200,000	205,876
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	200,000	201,500
Total Consumer, Cyclical		2,093,816
Consumer, Non-cyclical - 13.3%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	200,000	217,750
5.63% due 12/01/211	200,000	204,000
Tenet Healthcare Corp.
4.50% due 04/01/21	200,000	201,750
4.38% due 10/01/21	200,000	201,250
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/211	250,000	267,500
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/211	200,000	222,500
Vector Group Ltd.
7.75% due 02/15/21	200,000	214,250
Smithfield Foods, Inc.
5.88% due 08/01/211	200,000	211,250
Valeant Pharmaceuticals International
6.75% due 08/15/211	100,000	105,375
RR Donnelley & Sons Co.
7.88% due 03/15/21	75,000	85,875

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Constellation Brands, Inc.
3.75% due 05/01/21	$75,000	$76,594
Total Consumer, Non-cyclical		2,008,094
Industrial - 9.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/21	200,000	212,500
Dycom Investments, Inc.
7.13% due 01/15/21	200,000	211,000
USG Corp.
5.88% due 11/01/211	200,000	210,500
Anixter, Inc.
5.12% due 10/01/21	200,000	206,500
Clean Harbors, Inc.
5.13% due 06/01/21	200,000	205,500
CEVA Group plc
7.00% due 03/01/211	200,000	193,000
CPG Merger Sub LLC
8.00% due 10/01/211	165,000	167,063
Total Industrial		1,406,063
Financial - 8.3%
American Equity Investment Life Holding Co.
6.62% due 07/15/21	200,000	215,000
Geo Group, Inc.
6.63% due 02/15/21	200,000	212,500
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/211	200,000	211,500
DuPont Fabros Technology, LP
5.88% due 09/15/21	200,000	210,000
Credit Acceptance Corp.
6.12% due 02/15/21	200,000	198,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	200,000	198,250
Total Financial		1,246,000
Basic Materials - 7.0%
ArcelorMittal
6.25% due 03/01/21	200,000	218,750

	Face Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Basic Materials - 7.0% (continued)
Celanese US Holdings LLC
5.88% due 06/15/21	$200,000	$218,500
WR Grace & Co.
5.13% due 10/01/211	200,000	207,500
United States Steel Co.
6.88% due 04/01/21	200,000	206,500
Steel Dynamics, Inc.
5.13% due 10/01/211	200,000	205,000
Total Basic Materials		1,056,250
Technology - 5.5%
NCR Corp.
5.87% due 12/15/21	200,000	207,750
4.63% due 02/15/21	200,000	200,000
Activision Blizzard, Inc.
5.63% due 09/15/211	200,000	214,500
Audatex North America, Inc.
6.00% due 06/15/211	200,000	213,500
Total Technology		835,750
Utilities - 2.8%
DPL, Inc.
7.25% due 10/15/21	200,000	211,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	200,000	211,000
Total Utilities		422,000
Diversified - 1.4%
Opal Acquisition, Inc.
8.87% due 12/15/211	200,000	207,250
Total Corporate Bonds
(Cost $14,658,296)		14,740,752

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.0879%	139,200	139,200
Total Securities Lending Collateral
(Cost $139,200)		139,200
Total Investments - 98.8%
(Cost $14,797,496)		$14,879,952
Other Assets & Liabilities, net - 1.2%		184,259
Total Net Assets - 100.0%		$15,064,211

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $5,058,314 (cost $5,027,621), or 33.6% of total net assets.
2	All or portion of this security is on loan at February 28, 2015 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.8%
Communications - 22.4%
Numericable Group S.A.
6.00% due 05/15/221	$400,000	$407,500
T-Mobile USA, Inc.
6.73% due 04/28/22	300,000	320,625
Altice S.A.
7.75% due 05/15/221	300,000	310,500
Univision Communications, Inc.
6.75% due 09/15/221	200,000	218,000
Equinix, Inc.
5.38% due 01/01/22	200,000	209,500
Level 3 Financing, Inc.
5.38% due 08/15/22	200,000	207,938
Cablevision Systems Corp.
5.88% due 09/15/22	200,000	207,750
Altice Financing S.A.
6.50% due 01/15/221	200,000	207,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/221	200,000	205,250
Inmarsat Finance plc
4.88% due 05/15/221	200,000	204,040
DISH DBS Corp.
5.87% due 07/15/22	200,000	203,000
IAC / InterActive Corp.
4.75% due 12/15/22	200,000	199,000
Intelsat Jackson Holdings S.A.
6.63% due 12/15/22	200,000	196,500
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	194,500
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	100,000	102,625
Total Communications		3,394,228
Consumer, Non-cyclical - 20.2%
Tenet Healthcare Corp.
8.13% due 04/01/22	350,000	397,250
MPH Acquisition Holdings LLC
6.63% due 04/01/221	270,000	287,550
HCA, Inc.
7.50% due 02/15/22	200,000	236,500
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	230,000
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	220,000
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	216,500
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	215,250
CHS / Community Health Systems Inc.
6.88% due 02/01/22	200,000	214,875
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	213,500
Amsurg Corp.
5.63% due 07/15/221	200,000	213,000
Post Holdings
7.38% due 02/15/22	200,000	209,000

	Face Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Non-cyclical - 20.2% (continued)
Grifols Worldwide Operations Ltd.
5.25% due 04/01/221	$200,000	$205,500
Live Nation Entertainment, Inc.
5.38% due 06/15/221	200,000	204,000
Total Consumer, Non-cyclical		3,062,925
Energy - 16.8%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	200,000	219,500
MarkWest Energy Partners Limited Partnership / MarkWest Energy Finance Corp.
6.25% due 06/15/22	200,000	213,000
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.25% due 10/15/221	200,000	213,000
Targa Resources Partners LP / Targas Resources Finance Corp.
6.38% due 08/01/22	200,000	212,500
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	211,250
Laredo Petroleum, Inc.
7.38% due 05/01/22	200,000	207,000
CONSOL Energy, Inc.
5.87% due 04/15/22	200,000	193,000
Rosetta Resources, Inc.
5.88% due 06/01/22	200,000	193,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/221	200,000	192,000
Berry Petroleum Co. LLC
6.38% due 09/15/22	200,000	160,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	200,000	159,000
Antero Resources Corp.
5.13% due 12/01/221	150,000	148,500
Concho Resources, Inc.
6.50% due 01/15/22	100,000	106,750
Cimarex Energy Co.
5.88% due 05/01/22	100,000	106,500
Total Energy		2,535,000
Consumer, Cyclical - 14.2%
WMG Acquisition Corp.
6.75% due 04/15/221	200,000	191,000
5.62% due 04/15/221	100,000	100,250
Sonic Automotive, Inc.
7.00% due 07/15/22	250,000	274,375
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	250,495
MGM Resorts International
7.75% due 03/15/22	200,000	229,000
L Brands, Inc.
5.63% due 02/15/22	200,000	222,016

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical - 14.2% (continued)
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	$200,000	$215,000
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	205,740
PVH Corp.
4.50% due 12/15/22	200,000	204,500
KB Home
7.50% due 09/15/22	200,000	202,000
Lennar Corp.
4.75% due 11/15/22	50,000	51,250
Total Consumer, Cyclical		2,145,626
Industrial - 8.5%
KLX, Inc.
5.88% due 12/01/221	250,000	255,938
Ball Corp.
5.00% due 03/15/22	200,000	210,000
Actuant Corp.
5.62% due 06/15/22	200,000	208,000
Sealed Air Corp.
4.88% due 12/01/221	200,000	206,500
Amsted Industries, Inc.
5.00% due 03/15/221	200,000	200,750
SBA Communications Corp.
4.88% due 07/15/221	200,000	200,500
Total Industrial		1,281,688
Basic Materials - 5.7%
ArcelorMittal
7.00% due 02/25/22	200,000	226,540
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	215,500

	Face Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Basic Materials - 5.7% (continued)
United States Steel Corp.
7.50% due 03/15/22	$200,000	$212,500
Ashland, Inc.
4.75% due 08/15/22	200,000	205,570
Total Basic Materials		860,110
Financial - 4.5%
International Lease Finance Corp.
8.63% due 01/15/22	200,000	259,750
5.88% due 08/15/22	100,000	114,510
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.87% due 04/15/221	200,000	194,000
CIT Group Inc.
5.00% due 08/15/22	100,000	106,563
Total Financial		674,823
Technology - 2.8%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	200,000	214,500
Micron Technology, Inc.
5.88% due 02/15/22	200,000	212,000
Total Technology		426,500
Utilities - 1.4%
NRG Energy, Inc.
6.25% due 07/15/22	200,000	209,500
Diversified - 1.3%
Harbinger Group, Inc.
7.75% due 01/15/22	200,000	203,500
Total Corporate Bonds
(Cost $14,716,715)		14,793,900
Total Investments - 97.8%
(Cost $14,716,715)	$14,793,900
Other Assets & Liabilities, net - 2.2%	337,639
Total Net Assets - 100.0%	$15,131,539

††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,365,278 (cost $4,329,472), or 28.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed.  The corporate bonds may also have call dates in 2022.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
MONEY MARKET FUND † - 1.6%
Dreyfus Treasury Prime Cash Management Institutional Shares	6,801,111	$6,801,111
Total Money Market Fund
(Cost $6,801,111)		6,801,111

	Face Amount	Value
CORPORATE BONDS†† - 36.0%
Financial - 19.9%
Odyssey Re Holdings Corp.
6.88% due 05/01/15	$ 11,225,000	$ 11,324,072
HCP, Inc.
6.00% due 03/01/15	10,000,000	10,000,000
Citigroup, Inc.
4.75% due 05/19/15	5,000,000	5,044,189
1.22% due 07/25/161	4,000,000	4,026,272
Nationwide Health Properties, Inc.
6.00% due 05/20/15	6,000,000	6,067,361
Liberty Property, LP
5.13% due 03/02/15	6,000,000	6,000,000
Credit Suisse USA, Inc.
5.13% due 08/15/152	5,500,000	5,620,654
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	5,250,000	5,328,750
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	5,000,000	5,152,520
Willis Group Holdings plc
4.13% due 03/15/16	5,000,000	5,139,855
International Lease Finance Corp.
2.19% due 06/15/161	3,700,000	3,719,055
JPMorgan Chase & Co.
0.88% due 02/26/161	3,500,000	3,510,973
Morgan Stanley
1.51% due 02/25/161	3,000,000	3,026,274
Macquarie Bank Ltd.
1.05% due 03/24/171,3	3,000,000	3,013,692
Goldman Sachs Group, Inc.
1.45% due 04/30/181	2,500,000	2,535,343
Ameriprise Financial, Inc.
5.65% due 11/15/15	2,150,000	2,221,853
Realty Income Corp.
5.50% due 11/15/15	1,300,000	1,340,881
Health Care REIT, Inc.
5.88% due 05/15/15	1,300,000	1,314,023
Kemper Corp.
6.00% due 11/30/15	1,150,000	1,191,906
Total Financial		85,577,673
Consumer, Non-cyclical - 4.8%
Life Technologies Corp.
4.40% due 03/01/15	15,700,000	15,700,000

	Face Amount	Value
CORPORATE BONDS†† - 36.0% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	$4,626,000	$4,863,082
Total Consumer, Non-cyclical		20,563,082
Utilities - 3.4%
PNM Resources, Inc.
9.25% due 05/15/15	7,688,000	7,830,989
Iberdrola International BV
5.38% due 03/15/15	4,325,000	4,331,167
AES Corp.
3.26% due 06/01/191	2,500,000	2,468,750
Total Utilities		14,630,906
Basic Materials - 2.3%
Glencore Funding LLC
1.42% due 05/27/161,3	4,600,000	4,618,248
Rio Tinto Finance USA plc
1.08% due 06/17/161	3,550,000	3,559,763
Anglo American Capital plc
1.20% due 04/15/161,3	2,000,000	1,999,376
Total Basic Materials		10,177,387
Communications - 2.1%
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
3.55% due 03/15/15	5,620,000	5,625,350
Level 3 Financing, Inc.
3.83% due 01/15/181	3,000,000	3,048,750
Symantec Corp.
2.75% due 09/15/15	250,000	252,321
Total Communications		8,926,421
Consumer, Cyclical - 1.8%
Ford Motor Credit Company LLC
1.19% due 01/09/181	5,000,000	5,009,084
7.00% due 04/15/15	500,000	503,630
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	1,943,058	2,142,222
Total Consumer, Cyclical		7,654,936
Industrial - 1.7%
Cemex SAB de CV
5.26% due 09/30/151,3	3,000,000	3,040,500
Quality Distribution LLC / QD Capital Corp.
9.87% due 11/01/182	2,138,000	2,250,245
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	2,000,000	2,081,250
Total Industrial		7,371,995
Total Corporate Bonds
(Cost $154,542,056)		154,902,400
ASSET BACKED SECURITIES†† - 13.1%
Garrison Funding Ltd.
2013-2x A2, 3.63% due 09/25/23	2,500,000	2,477,501

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.1% (continued)
2013-2x A1t, 2.06% due 09/25/23	$2,000,000	$1,992,600
Salus CLO 2012-1 Ltd.
2012-1X B, 4.73% due 03/05/21	2,000,000	2,065,400
2012-1X C, 2.48% due 03/05/21	2,000,000	1,994,800
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.30% due 02/25/371	2,958,276	2,828,292
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due 11/25/351	2,200,000	2,045,611
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.35% due 01/15/231,3	2,000,000	2,000,000
Newstar Trust
2012-2A, 3.51% due 01/20/231,3	2,000,000	1,996,600
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.06% due 10/22/261,3	2,000,000	1,986,600
Comstock Resources, Inc.
2006-1X C, 1.98% due 05/30/20	2,000,000	1,960,400
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.15% due 06/20/171,3	2,000,000	1,945,600
Shasta CLO Ltd.
2007-1A, 1.66% due 04/20/211,3	2,000,000	1,903,600
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.24% due 09/15/24	1,500,000	1,506,300
Ingim
2011-1x A2, 2.15% due 06/22/21	1,500,000	1,500,000
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.15% due 07/15/231,3	1,500,000	1,485,450
Coas
2014-1X, 3.06% due 04/20/23	1,500,000	1,482,300
Westb
2006-1X D, 1.95% due 12/20/20	1,500,000	1,433,550
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/191,3	1,500,000	1,414,500
Countrywide Asset-Backed Certificates
2004-SD2, 0.79% due 06/25/331,3	1,480,000	1,380,396
Telos CLO Ltd.
2013-3A, 3.26% due 01/17/241,3	750,000	730,050
2014-4X, 3.00% due 07/17/24	500,000	479,100

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.1% (continued)
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.44% due 07/09/171	$1,040,000	$1,007,552
Hewett's Island CDO Ltd.
2007-6A, 2.49% due 06/09/191,3	1,000,000	993,400
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/231,3	1,000,000	985,700
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.42% due 07/28/261,3	1,000,000	980,000
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due 04/25/261,3	1,000,000	975,800
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.81% due 10/17/221,3	1,000,000	975,300
Hla
2012-1x B, 3.26% due 08/15/23	1,000,000	971,800
SGAB
2007-1X B, 2.49% due 09/10/21	1,000,000	967,300
Bakr
2006-1X C, 0.98% due 10/15/191	1,000,000	963,100
King
2007-4x D, 1.70% due 04/16/211	1,000,000	921,900
KKR Financial CLO Ltd.
2007-1X D, 2.51% due 05/15/21	750,000	745,350
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.75% due 04/28/261,3	750,000	736,950
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/241,3	750,000	724,200
ACS Pass-Through Trust
2007-1X, 0.47% due 06/14/37	689,572	674,056
SRERS Funding Ltd.
2011-RSX A1B1, 0.42% due 05/09/46	676,520	643,776
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	600,000	600,360
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due 07/10/17†††,1	575,630	563,024
LibR
2005-1X A2, 0.63% due 11/01/171	541,338	537,278
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.86% due 04/20/251,3	500,000	498,650

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.1% (continued)
Ozlmf
2012-2x B, 3.50% due 10/30/231	$500,000	$496,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.95% due 04/15/251,3	500,000	489,600
Apid
2006-3X, 1.99% due 06/12/201	500,000	488,950
Eaton Corp.
2007-9X D, 1.76% due 04/20/19	500,000	482,950
Golub Capital Partners Fundings Ltd.
2007-1A, 0.99% due 03/15/221,3	500,000	482,950
CNOVA
2007-1X, 1.61% due 05/16/191	500,000	482,500
Rockwall CDO II Ltd.
2007-1X A1LB, 0.80% due 08/01/241	500,000	457,150
ICE EM CLO
2007-1X, 0.94% due 08/15/221	465,358	450,792
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/411,3	307,541	304,128
ALM IV Ltd.
2011-4A, 3.00% due 07/18/221,3	250,000	250,000
Total Asset Backed Securities
(Cost $56,267,652)		56,459,166
SENIOR FLOATING RATE INTERESTS†† - 6.8%
Technology - 1.9%
First Data Corp.
3.67% due 03/24/181	3,000,000	2,994,751
3.67% due 09/24/181	1,000,000	999,060
Infor US, Inc.
3.75% due 06/03/201	3,243,841	3,212,927
Deltek, Inc.
4.50% due 10/10/181	738,605	736,064
CompuCom Systems, Inc.
4.25% due 05/09/201	250,000	231,250
Expert Global Solutions, Inc.
8.50% due 04/03/181	78,923	78,824
9.50% due 04/03/181	1,835	1,833
Total Technology		8,254,709
Consumer, Cyclical - 1.1%
Smart & Final Stores LLC
4.75% due 11/15/191	1,179,395	1,180,375
Serta Simmons Holdings LLC
4.25% due 10/01/191	916,164	914,368
BJ's Wholesale Club, Inc.
4.50% due 09/26/191	795,980	792,302
WMG Acquisition Corp.
3.75% due 07/01/201	793,970	778,233
HD Supply, Inc.
4.00% due 06/28/181	495,934	494,540

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 6.8% (continued)
Consumer, Cyclical - 1.1% (continued)
Party City Holdings, Inc.
4.00% due 07/27/191	$496,241	$492,931
Total Consumer, Cyclical		4,652,749
Consumer, Non-cyclical - 0.9%
HJ Heinz Co.
3.50% due 06/05/201	990,115	990,857
Ceridian Corp.
4.50% due 09/15/201	854,347	843,668
MSC.Software Corporation
5.00% due 05/29/201	696,500	697,371
Diamond Foods, Inc.
4.25% due 08/20/181	694,737	693,000
Reynolds Group Holdings, Inc.
4.00% due 12/27/181	490,050	491,388
Total Consumer, Non-cyclical		3,716,284
Communications - 0.8%
Univision Communications, Inc.
4.00% due 03/01/201	2,282,491	2,276,579
Zayo Group LLC
4.00% due 07/02/191	992,375	991,134
Total Communications		3,267,713
Metals & Minerals - 0.6%
Fortescue
3.75% due 06/30/191	2,769,372	2,563,829
Financial Services - 0.5%
National Financial Partners
4.50% due 07/01/201	1,975,057	1,960,244
Aerospace & Defense - 0.2%
Doncasters
4.50% due 04/09/201	1,003,652	998,212
Financial Institutions - 0.2%
Ellucian (Datatel)
4.00% due 07/19/181	648,526	647,515
Hamilton Lane Advisors
4.00% due 02/28/181	167,852	167,432
DJO Finance LLC
4.25% due 09/15/171	99,250	99,200
Total Financial Institutions		914,147
Insurance - 0.2%
CNO Financial Group, Inc.
3.75% due 09/28/181	796,641	791,997
Industrial - 0.2%
Fly Funding II Sarl
4.50% due 08/09/191	679,688	678,158
Total Industrial		678,158
Retail - 0.1%
Sears Holdings
5.50% due 06/30/181	493,750	485,727
Energy - 0.1%
Pinnacle Holdco Sarl
4.75% due 07/30/191	472,223	408,473

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 6.8% (continued)
Basic Materials - 0.0%*
Chromaflo Technologies Corp.
4.50% due 12/02/191	$198,496	$196,263
Financial - 0.0%*
Capital Automotive, LP
4.00% due 04/10/191	97,547	97,644
Total Senior Floating Rate Interests
(Cost $29,243,282)		28,986,149
FEDERAL AGENCY DISCOUNT NOTES†† - 4.6%
Federal Home Loan Bank4
0.00% due 03/04/155	15,000,000	14,999,985
0.00% due 03/27/155	5,000,000	4,999,965
Total Federal Agency Discount Notes
(Cost $19,999,830)		19,999,950
MORTGAGE BACKED SECURITIES†† - 2.2%
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.25% due 02/25/471	2,148,469	2,015,354
Boca Hotel Portfolio Trust
2013-BOCA,3.22% due 08/15/261,3	2,000,000	1,999,995
CSMC Trust
2014-SURF,2.42% due 02/15/291,3	1,500,000	1,495,523
LSTAR Securities Investment Trust
2014-1,3.27% due 09/01/211,3	1,443,458	1,445,768
SRERS-2011 Funding Ltd.
2011-RS,0.41% due 05/09/461,3	1,183,910	1,126,608
GreenPoint Mortgage Funding Trust
2006-AR1,0.46% due 02/25/361	1,116,260	969,291
CSMC Series
2014-2R,0.37% due 02/27/461,3	509,109	477,405
Total Mortgage Backed Securities
(Cost $9,324,081)		9,529,944
MUNICIPAL BONDS†† - 2.1%
California - 1.2%
University of California Revenue Bonds
0.67% due 07/01/411	5,000,000	5,000,000

	Face
	Amount	Value
MUNICIPAL BONDS†† - 2.1% (continued)
Pennsylvania - 0.9%
Pennsylvania Turnpike Commission Revenue Bonds
0.47% due 12/01/171	$4,000,000	$4,004,680
Total Municipal Bonds
(Cost $9,000,000)		9,004,680
COMMERCIAL PAPER†† - 17.7%

Cox Enterprises, Inc.
0.35% due 03/02/153	7,000,000	6,999,860
Verizon Communication, Inc.
0.36% due 03/17/153	7,000,000	6,999,160
Reed Elsevier Capital, Inc.
0.36% due 03/05/153	6,000,000	5,999,760
Pall Corp.
0.35% due 03/04/153	6,000,000	5,999,700
Bemis Co., Inc.
0.37% due 03/12/153	6,000,000	5,999,520
Omnicom Capital, Inc.
0.37% due 03/09/153	6,000,000	5,999,400
Aetna Inc.
0.26% due 03/02/153	5,000,000	4,999,900
BAT International Finance plc
0.36% due 03/02/153	5,000,000	4,999,900
Snap-On, Inc.
0.32% due 03/04/153	5,000,000	4,999,850
VW Credit, Inc.
0.23% due 03/05/153	5,000,000	4,999,800
Nissan Motor Acceptance Corp.
0.30% due 03/13/153	5,000,000	4,999,550
VF Corp.
0.29% due 03/17/153	5,000,000	4,999,400
Viacom, Inc.
0.34% due 03/04/153	4,250,000	4,249,788
Diageo Capital plc
0.33% due 03/02/153	4,000,000	3,999,923
Total Commercial Paper
(Cost $76,245,580)		76,245,511

	Face Amount	Value
REPURCHASE AGREEMENTS††, 7 - 15.3%
Bank of America, Inc.
issued 1/26/2015 at 0.78%, due 3/9/2015	$16,454,632	$16,454,632
Nomura Securities International, Inc.
issued 2/4/2015 at 0.85%, due 5/5/2015	10,136,500	10,136,500
Nomura Securities International, Inc.
issued 2/4/2015 at 0.85%, due 5/15/2015	9,097,200	9,097,200
Bank of America, Inc.
issued 1/26/2015 at 0.78%, due 3/9/2015	6,195,368	6,195,368
Jefferies & Company, Inc.
issued 2/13/2015 at 2.77%, due 3/30/2015	4,033,000	4,033,000
Jefferies & Company, Inc.
issued 2/27/2015 at 1.50%, due 3/30/2015	4,000,000	4,000,000
Jefferies & Company, Inc.
issued 2/6/2015 at 2.67%, due 3/9/2015	3,503,000	3,503,000
Jefferies & Company, Inc.
issued 2/6/2015 at 2.67%, due 3/9/2015	3,357,000	3,357,000
Jefferies & Company, Inc.
issued 2/13/2015 at 2.77%, due 3/30/2015	2,762,000	2,762,000
Nomura Securities International, Inc.
issued 2/4/2015 at 0.85%, due 5/15/2015	2,416,300	2,416,300
Jefferies & Company, Inc.
issued 2/6/2015 at 2.67%, due 3/9/2015	1,064,000	1,064,000
Jefferies & Company, Inc.
issued 2/17/2015 at 2.67%, due 3/19/2015	1,023,000	1,023,000
Jefferies & Company, Inc.
issued 2/6/2015 at 2.42%, due 3/9/2015	917,000	917,000
Jefferies & Company, Inc.
issued 2/13/2015 at 2.77%, due 3/30/2015	575,000	575,000
Jefferies & Company, Inc.
issued 2/13/2015 at 2.77%, due 3/30/2015	363,000	363,000
Total Repurchase Agreements
(Cost $65,897,000)		$65,897,000

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.0854%	307,850	307,850
Total Securities Lending Collateral
(Cost $307,850)		307,850
Total Investments – 99.5%
(Cost $427,628,442)		$428,133,761
Other Assets & Liabilities, net – 0.5%		2,187,882
Total Net Assets - 100.0%		$430,321,643

*	Less than 0.1%
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise stated —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Variable rate security. Rate indicated is rate effective at February 28, 2015.
2	All or portion of this security is on loan at February 28, 2015 - See Note 4.
3	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $123,565,182 (cost $123,441,901), or 28.7% of total net assets.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Zero coupon rate security.
6	Securities lending collateral - See Note 4.
7	Repurchase Agreements – See Note 5.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 98.8%
United States - 17.1%
CVR Energy, Inc.	63,732	$2,676,107
RR Donnelley & Sons Co.1	89,267	1,702,322
Vector Group Ltd.1	73,587	1,696,180
PDL BioPharma, Inc.	239,020	1,668,360
New York Community Bancorp, Inc.	25,636	425,814
New Residential Investment Corp.	28,016	423,323
Chimera Investment Corp.	118,642	380,841
Annaly Capital Management, Inc.	35,090	372,656
BGC Partners, Inc. — Class A	40,733	369,855
PennyMac Mortgage Investment Trust	16,707	358,198
Capstead Mortgage Corp.	29,687	355,353
Two Harbors Investment Corp.	34,006	355,023
Valley National Bancorp	31,429	301,718
Starwood Property Trust, Inc.	11,553	281,893
Government Properties Income Trust	11,012	257,571
Senior Housing Properties Trust	10,034	224,261
Medical Properties Trust, Inc.	13,609	206,040
Colony Financial, Inc.	8,028	202,386
Chambers Street Properties	24,527	200,876
Hospitality Properties Trust	6,496	200,142
Lexington Realty Trust	18,003	194,972
Geo Group, Inc.	4,494	193,916
Corrections Corporation of America	4,800	191,472
EPR Properties	3,070	187,301
Omega Healthcare Investors, Inc.	3,891	155,873
Washington Real Estate Investment Trust	4,965	140,708
Total United States		13,723,161
Canada - 17.1%
Canadian Oil Sands Ltd.1	363,522	3,263,589
Baytex Energy Corp.1	149,742	2,447,630
Enerplus Corp.1	174,908	1,763,578
Crescent Point Energy Corp.1	71,051	1,755,435
Whitecap Resources, Inc.1	109,601	1,184,971
Freehold Royalties Ltd.1	76,459	1,160,372
Bonterra Energy Corp.1	33,254	1,156,093
Dream Office Real Estate Investment Trust	13,337	292,770
Cominar Real Estate Investment Trust	16,210	256,005
Artis Real Estate Investment Trust	20,225	248,794
Calloway Real Estate Investment Trust	7,566	184,325
Total Canada		13,713,562
Australia - 13.7%
Metcash Ltd.1	1,601,464	1,968,067
Fortescue Metals Group Ltd.1	838,823	1,634,907
DUET Group	810,621	1,611,664
WorleyParsons Ltd.	194,049	1,518,919
Mineral Resources Ltd.1	196,373	1,209,705

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Australia - 13.7% (continued)
National Australia Bank Ltd. ADR	13,395	397,379
Westpac Banking Corp.	12,738	378,885
Australia & New Zealand Banking Group Ltd.	13,586	375,821
Insurance Australia Group Ltd.	76,977	367,548
ASX Ltd.	10,114	349,445
Brilliance China Automotive Holdings Ltd. ADR	4,284	308,235
Bendigo & Adelaide Bank Ltd.	30,004	301,086
Novion Property Group	116,762	224,833
Stockland	56,146	206,117
Spark Infrastructure Group	100,156	167,770
Total Australia		11,020,381
United Kingdom - 9.7%
Berkeley Group Holdings plc	47,413	1,917,529
Vodafone Group plc	445,501	1,544,942
Royal Dutch Shell plc — Class A	43,830	1,434,624
Centrica plc	348,347	1,315,153
National Grid plc	75,186	1,030,162
Admiral Group plc	21,799	496,900
Total United Kingdom		7,739,310
Finland - 4.8%
Fortum Oyj	64,289	1,468,154
Elisa Oyj	46,791	1,275,864
Orion Oyj — Class B	34,565	1,127,814
Total Finland		3,871,832
Cayman Islands - 4.6%
Evergrande Real Estate Group Ltd.1	2,411,000	1,063,202
Home Loan Servicing Solutions Ltd.1	40,720	749,655
Agile Property Holdings Ltd.1	1,022,000	607,498
Phoenix Group Holdings	33,051	438,241
Xinyi Glass Holdings Ltd.	801,286	428,774
Greentown China Holdings Ltd.1	455,978	402,743
Total Cayman Islands		3,690,113
Germany - 4.2%
Telefonica Deutschland Holding AG*	350,556	1,932,977
Freenet AG	47,767	1,428,653
Total Germany		3,361,630
Norway - 3.5%
Aker Solutions ASA	367,983	2,073,755
Gjensidige Forsikring ASA	40,388	707,164
Total Norway		2,780,919
South Africa - 2.7%
Kumba Iron Ore Ltd.1	55,714	1,094,869
Vodacom Group Ltd.1	40,636	473,558
MMI Holdings Ltd.	137,005	382,692
Redefine Properties Ltd.	233,033	236,773
Total South Africa		2,187,892
Denmark - 2.3%
TDC A/S	237,411	1,882,388
France - 1.9%
Neopost S.A.1	25,114	1,357,751
Fonciere Des Regions	1,868	193,600
Total France		1,551,351

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Portugal - 1.6%
EDP - Energias de Portugal S.A. ADR	327,496	$1,295,226
Italy - 1.6%
Terna Rete Elettrica Nazionale SpA	278,295	1,257,962
New Zealand - 1.6%
Spark New Zealand Ltd.	504,124	1,247,492
Colombia - 1.5%
Ecopetrol S.A. ADR	73,514	1,229,154
Spain - 1.4%
Enagas S.A.	35,702	1,098,038
Russian Federation - 1.3%
MegaFon OAO GDR	61,101	1,075,988
Mexico - 1.3%
Grupo Financiero Santander Mexico SAB de CV ADR	92,006	1,012,986
Switzerland - 1.2%
Swiss Re AG	6,635	613,458
Zurich Insurance Group AG	1,151	370,068
Total Switzerland		983,526
Thailand - 1.1%
PTT Global Chemical PCL	278,600	482,573
Intouch Holdings PCL — Class F	166,210	407,428
Total Thailand		890,001
China - 0.9%
Guangzhou R&F Properties Company Ltd. — Class H	333,876	388,316
Bank of China Ltd. — Class H	590,424	339,541
Total China		727,857
Singapore - 0.9%
Hutchison Port Holdings Trust — Class U	457,600	318,032

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Singapore - 0.9% (continued)
Keppel REIT	225,137	$205,257
Ascendas Real Estate Investment Trust	106,338	193,114
Total Singapore		716,403
Indonesia - 0.8%
Matahari Putra Prima Tbk PT	1,864,400	602,955
Hong Kong - 0.6%
Poly Property Group Company Ltd.	1,038,534	506,181
Sweden - 0.6%
Ratos AB — Class B	69,340	487,165
Turkey - 0.4%
Turk Telekomunikasyon AS1	108,517	314,548
Bermuda - 0.4%
Catlin Group Ltd.	27,643	292,415
Total Common Stocks
(Cost $82,276,784)		79,260,436
PREFERRED STOCKS† - 0.8%
Utilities - 0.8%
Cia Energetica de Minas Gerais ADR	131,377	604,334
Total Preferred Stocks
(Cost $826,776)		604,334

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 26.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	21,385,488	21,385,488
Total Securities Lending Collateral
(Cost $21,385,488)		21,385,488
Total Investments - 126.3%
(Cost $104,489,048)		$101,250,258
Other Assets & Liabilities, net - (26.3)%		(21,094,262)
Total Net Assets - 100.0%		$80,155,996

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 28, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Joint Stock Company
ASA	Stock Company
A/S	Limited Liability Stock Company or Stock Company
GDR	Global Depositary Receipt
OYJ	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Corporation
SpA	Limited Share Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange –Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments at February 28, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim BulletShares 2015 Corporate Bond ETF	$619,500	$473,683,837	$–	$474,303,337
Guggenheim BulletShares 2016 Corporate Bond ETF	1,966,050	643,675,967	–	645,642,017
Guggenheim BulletShares 2017 Corporate Bond ETF	3,990,900	744,726,067	–	748,716,967
Guggenheim BulletShares 2018 Corporate Bond ETF	102,000	493,957,986	–	494,059,986
Guggenheim BulletShares 2019 Corporate Bond ETF	2,961,445	279,278,480	–	282,239,925
Guggenheim BulletShares 2020 Corporate Bond ETF	2,850,000	256,050,064	–	258,900,064
Guggenheim BulletShares 2021 Corporate Bond ETF	272,048	115,598,096	–	115,870,144
Guggenheim BulletShares 2022 Corporate Bond ETF	749,600	100,227,317	–	100,976,917
Guggenheim BulletShares 2023 Corporate Bond ETF	–	18,490,010	–	18,490,010
Guggenheim BulletShares 2024 Corporate Bond ETF	757,200	30,817,408	–	31,574,608
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	12,785,346	875,253,951	–	888,039,297
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	11,987,540	707,226,661	–	719,214,201
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	19,224,930	423,760,367	–	442,985,297
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	15,460,384	304,702,334	–	320,162,718
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	3,796,470	113,944,705	–	117,741,175
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	719,050	52,415,026	–	53,134,076
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	139,200	14,740,752	–	14,879,952
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	–	14,793,900	–	14,793,900
Guggenheim Enhanced Short Duration ETF	7,108,961	420,461,776	563,024	428,133,761
Guggenheim S&P Global Dividend Opportunities Index ETF	101,250,258	–	–	101,250,258

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over

Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance as of 2/28/15	Valuation Technique	Unobservable Inputs
Guggenheim Enhanced Short Duration ETF	Asset Backed Securities	$563,024	Option Adjusted Spread	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of February 28, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Enhanced Short Duration ETF
Transfer from Level 3 to Level 2	$4,012,112

The transfers from Level 3 to Level 2 were due to the availability of market price information for each respective security as of February 28, 2015.

Except Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for the Funds for the period ended February 28, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Enhanced Short Duration ETF
Beginning Balance	$5,161,726
Realized Gain/Loss (related to Paydown)	3,270
Paydowns Received	(188,503)
Change in Unrealized Gain/Loss	(401,357)
Transfers Out	(4,012,112)
Ending Balance	$563,024

3.  Federal Income Taxes
As of February 28, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BulletShares 2015 Corporate Bond ETF	$473,661,983	$683,786	$(42,432)	$641,354
Guggenheim BulletShares 2016 Corporate Bond ETF	642,213,027	3,610,311	(181,321)	3,428,990
Guggenheim BulletShares 2017 Corporate Bond ETF	742,134,930	7,016,776	(434,739)	6,582,037
Guggenheim BulletShares 2018 Corporate Bond ETF	490,982,723	3,731,154	(653,891)	3,077,263
Guggenheim BulletShares 2019 Corporate Bond ETF	280,224,866	2,364,891	(349,832)	2,015,059
Guggenheim BulletShares 2020 Corporate Bond ETF	255,236,338	4,191,519	(527,793)	3,663,726
Guggenheim BulletShares 2021 Corporate Bond ETF	113,921,081	2,185,588	(236,525)	1,949,063
Guggenheim BulletShares 2022 Corporate Bond ETF	99,093,504	2,154,983	(271,570)	1,883,413
Guggenheim BulletShares 2023 Corporate Bond ETF	18,213,760	327,237	(50,987)	276,250
Guggenheim BulletShares 2024 Corporate Bond ETF	31,137,991	501,775	(65,158)	436,617
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	886,513,793	5,313,710	(3,788,206)	1,525,504
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	713,094,439	7,503,807	(1,384,045)	6,119,762
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	448,416,789	2,773,674	(8,205,166)	(5,431,492)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	326,550,473	2,838,789	(9,226,544)	(6,387,755)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	119,903,383	1,071,376	(3,233,584)	(2,162,208)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	53,643,799	811,906	(1,321,629)	(509,723)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	14,797,496	210,084	(127,628)	82,456
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	14,716,715	245,285	(168,100)	77,185
Guggenheim Enhanced Short Duration ETF	427,628,442	1,154,843	(649,524)	505,319
Guggenheim S&P Global Dividend Opportunities Index ETF	105,265,540	4,892,212	(8,907,494)	(4,015,282)

4.  Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of February 28, 2015, the Funds participated in securities lending as follows:
	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim BulletShares 2015 Corporate Bond ETF	$604,231	$619,500	$—	$619,500
Guggenheim BulletShares 2016 Corporate Bond ETF	1,913,484	1,966,050	—	1,966,050
Guggenheim BulletShares 2017 Corporate Bond ETF	3,891,619	3,990,900	—	3,990,900
Guggenheim BulletShares 2018 Corporate Bond ETF	99,976	102,000	—	102,000
Guggenheim BulletShares 2019 Corporate Bond ETF	2,892,936	2,961,445	—	2,961,445
Guggenheim BulletShares 2020 Corporate Bond ETF	2,780,347	2,850,000	—	2,850,000
Guggenheim BulletShares 2021 Corporate Bond ETF	265,527	272,048	—	272,048
Guggenheim BulletShares 2022 Corporate Bond ETF	1,044,104	749,600	318,120	1,067,720
Guggenheim BulletShares 2024 Corporate Bond ETF	740,088	757,200	—	757,200
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	20,778,810	12,785,346	8,442,971	21,228,317
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	11,697,333	11,987,540	—	11,987,540
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	20,416,594	19,224,930	1,689,946	20,914,876
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	15,105,223	15,460,384	—	15,460,384
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	3,698,485	3,796,470	—	3,796,470
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	686,474	719,050	—	719,050
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	135,985	139,200	—	139,200
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	—
Guggenheim Enhanced Short Duration ETF	301,893	307,850	—	307,850
Guggenheim S&P Global Dividend Opportunities Index ETF	20,628,584	21,385,488	348,779	21,734,267

5. Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

As of February 28, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Bank of America, Inc.
0.78%, due 3/9/2015	$ 16,454,632	$ 16,469,606	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	$ 21,941,490	$ 16,461,762

Nomura Securities International, Inc.
0.85%, due 5/5/2015	10,136,500	10,158,040	AmeriCredit Automobile Receivables Trust, 3.130%, 9/8/2018	11,042,000	10,142,244

Nomura Securities International, Inc.
0.85%, due 5/15/2015	9,097,200	9,116,532	Morgan Stanley Capital I Trust, 5.671%, 4/12/2049	10,000,000	9,102,355

Bank of America, Inc.
0.78%, due 3/9/2015	6,195,368	6,201,006	Morgan Stanley Mortgage Loan Trust, 0.768%, 7/25/2047	23,397,220	6,198,590

Jefferies & Company, Inc.
2.77%, due 3/30/2015	4,033,000	4,046,964	Puerto Rico Commonwealth Public Impt, 5.500%, 7/1/2019	7,340,000	4,040,448

Jefferies & Company, Inc.
1.50%, due 3/30/2015	4,000,000	4,005,167	Detroit MI Water & Sewer Department, 5.500%, 7/1/2024	4,195,000	4,004,000

Jefferies & Company, Inc.
2.67%, due 3/9/2015	3,503,000	3,511,054	Countrywide Alternative Loan Trust, 5.358%, 07/25/2046	8,560,000	3,509,235

Jefferies & Company, Inc.
2.67%, due 3/9/2015	3,357,000	3,364,718	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, 6.000%, 7/1/2047	6,900,000	3,362,975

Jefferies & Company, Inc.
2.77%, due 3/30/2015	2,762,000	2,771,563	Structured Asset Investment Loan Trust, 0.678, 8/25/2035	4,650,000	2,767,100

Nomura Securities International, Inc.
0.85%, due 5/15/2015	2,416,300	2,421,435	Morgan Stanley BAML Trust, 4.083, 7/15/2046	2,744,597	2,417,669

Jefferies & Company, Inc.
2.67%, due 3/9/2015	1,064,000	1,066,447	Arrowpoint CLO Ltd, 4.955%, 03/12/2026	1,663,000	1,065,815

Jefferies & Company, Inc.
2.67%, due 3/19/2015	1,023,000	1,025,279	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, 6.000%, 7/1/2038	2,150,000	1,024,214

Jefferies & Company, Inc.
2.42%, due 3/9/2015	917,000	918,911	Puerto Rico Commonwealth Public Financial Corp., 6.000%, 8/1/2026	2,495,000	917,986

Jefferies & Company, Inc.
2.77%, due 3/30/2015	575,000	576,991	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, 6.000%, 7/1/2038	1,095,000	575,708

Jefferies & Company, Inc.
2.77%, due 3/30/2015	363,000	364,257	Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, 6.000%, 7/1/2038	685,000	363,447

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Affiliated Transactions
The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the nine months ended February 28, 2015.

					Period Ended
	Share Activity				February 28, 2015
						Dividends and
						Capital Gains
	Balance			Balance		Distributions
Security Name	5/31/2014	Purchases	Sales	2/28/2015	Value	Received
Guggenheim Bullet Shares 2014 Corporate Bond ETF	1,460,870	-	1,460,870	-	$-	$20,452
Guggenheim Bullet Shares 2015 Corporate Bond ETF	-	1,556,055	1,556,055	-	-	143,157
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	730,301	-	730,301	-	-	146,322
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	787,319	113,500	900,819	-	-	206,556
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	696,308	-	696,308	-	-	161,466
					$-	$677,953

Affiliated funds accounted for $(1,356,245) of the net realized loss on investments and $(292,442) of the change in net unrealized depreciation on investments during the period.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
   Donald C. Cacciapaglia
   Chief Executive Officer

Date:	April 29, 2015

By:	/s/ John L. Sullivan
   John L. Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 29, 2015